UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Effective September 1, 2020, MFS Strategic Income Portfolio, a series of the Registrant, will be redesignated MFS Income Portfolio.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report
June 30, 2020
MFS®  Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund's annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.
If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.
CGS-SEM

MFS® Blended Research® Core Equity Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Core Equity Portfolio
LETTER FROM THE EXECUTIVE CHAIR
Dear Contract Owners:
Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
August 17, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Blended Research Core Equity Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	7.5%
Apple, Inc.	7.0%
Amazon.com, Inc.	5.1%
Johnson & Johnson	2.7%
Intel Corp.	2.5%
Facebook, Inc., “A”	2.3%
Alphabet, Inc., “C”	2.3%
Alphabet, Inc., “A”	2.1%
Wal-Mart Stores, Inc.	1.8%
Bank of America Corp.	1.7%

GICS equity sectors (g)
Information Technology	27.3%
Health Care	14.5%
Consumer Discretionary	10.9%
Communication Services	10.7%
Financials	9.9%
Consumer Staples	8.0%
Industrials	7.8%
Utilities	3.9%
Real Estate	2.6%
Energy	2.2%
Materials	1.8%
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2020.
The portfolio is actively managed and current holdings may be different.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
2

MFS Blended Research Core Equity Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2020 through June 30, 2020
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.44%	$1,000.00	$956.46	$2.14
	Hypothetical (h)	0.44%	$1,000.00	$1,022.68	$2.21
Service Class	Actual	0.69%	$1,000.00	$955.27	$3.35
	Hypothetical (h)	0.69%	$1,000.00	$1,021.43	$3.47
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
3

MFS Blended Research Core Equity Portfolio
Portfolio of Investments − 6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace – 3.6%
Honeywell International, Inc.	36,431	$ 5,267,558
Huntington Ingalls Industries, Inc.	7,069	1,233,470
Leidos Holdings, Inc.	63,063	5,907,111
Lockheed Martin Corp.	7,013	2,559,184
		$14,967,323
Alcoholic Beverages – 0.4%
Molson Coors Beverage Co.	52,877	$ 1,816,854
Apparel Manufacturers – 0.3%
NIKE, Inc., “B”	10,644	$ 1,043,644
Automotive – 0.9%
Lear Corp.	33,756	$ 3,680,079
Biotechnology – 1.4%
Biogen, Inc. (a)	18,279	$ 4,890,547
Incyte Corp. (a)	7,364	765,635
		$5,656,182
Business Services – 2.0%
Amdocs Ltd.	3,132	$ 190,676
Fidelity National Information Services, Inc.	19,182	2,572,115
Fiserv, Inc. (a)	57,613	5,624,181
		$8,386,972
Cable TV – 1.6%
Charter Communications, Inc., “A” (a)	12,878	$ 6,568,295
Chemicals – 1.1%
CF Industries Holdings, Inc.	451	$ 12,691
Eastman Chemical Co.	49,740	3,463,893
PPG Industries, Inc.	11,845	1,256,281
		$4,732,865
Computer Software – 8.9%
Adobe Systems, Inc. (a)	13,846	$ 6,027,302
Microsoft Corp.	154,640	31,470,787
		$37,498,089
Computer Software - Systems – 7.0%
Apple, Inc.	80,656	$ 29,423,309
Construction – 1.6%
Eagle Materials, Inc.	9,297	$ 652,835
Masco Corp.	40,066	2,011,714
Mid-America Apartment Communities, Inc., REIT	18,519	2,123,574
Toll Brothers, Inc.	57,052	1,859,325
		$6,647,448
Consumer Products – 1.6%
Colgate-Palmolive Co.	16,718	$ 1,224,761
Kimberly-Clark Corp.	34,435	4,867,387
Procter & Gamble Co.	5,376	642,808
		$6,734,956
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 0.3%
AMETEK, Inc.	12,502	$ 1,117,304
Electronics – 4.8%
Applied Materials, Inc.	98,515	$ 5,955,232
Intel Corp.	173,081	10,355,436
NVIDIA Corp.	9,523	3,617,883
		$19,928,551
Energy - Independent – 1.9%
Cabot Oil & Gas Corp.	20,015	$ 343,858
Devon Energy Corp.	37,331	423,333
EOG Resources, Inc.	12,189	617,495
Phillips 66	15,647	1,125,019
Pioneer Natural Resources Co.	3,851	376,243
Valero Energy Corp.	71,624	4,212,924
WPX Energy, Inc. (a)	110,071	702,253
		$7,801,125
Energy - Integrated – 0.4%
Chevron Corp.	18,193	$ 1,623,361
Food & Beverages – 2.3%
Ingredion, Inc.	22,043	$ 1,829,569
J.M. Smucker Co.	15,300	1,618,893
Mondelez International, Inc.	13,430	686,676
PepsiCo, Inc.	42,257	5,588,911
		$9,724,049
Food & Drug Stores – 1.9%
Kroger Co.	21,890	$ 740,977
Wal-Mart Stores, Inc.	61,962	7,421,808
		$8,162,785
General Merchandise – 1.2%
Dollar General Corp.	26,877	$ 5,120,337
Health Maintenance Organizations – 1.4%
Cigna Corp.	9,072	$ 1,702,361
Humana, Inc.	10,116	3,922,479
UnitedHealth Group, Inc.	1,107	326,509
		$5,951,349
Insurance – 3.1%
Berkshire Hathaway, Inc., “B” (a)	9,007	$ 1,607,840
Everest Re Group Ltd.	10,914	2,250,467
Hartford Financial Services Group, Inc.	29,307	1,129,785
MetLife, Inc.	132,702	4,846,277
Prudential Financial, Inc.	48,279	2,940,191
Reinsurance Group of America, Inc.	4,698	368,511
		$13,143,071
Internet – 6.8%
Alphabet, Inc., “A” (a)	6,278	$ 8,902,518
Alphabet, Inc., “C” (a)	6,841	9,670,506
Facebook, Inc., “A” (a)	43,202	9,809,878
		$28,382,902

4

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.6%
Activision Blizzard, Inc.	14,611	$ 1,108,975
Electronic Arts, Inc. (a)	38,937	5,141,631
Take-Two Interactive Software, Inc. (a)	2,110	294,492
		$6,545,098
Machinery & Tools – 2.8%
AGCO Corp.	62,139	$ 3,446,229
Carrier Global Corp.	84,737	1,882,856
Dover Corp.	3,839	370,694
Eaton Corp. PLC	70,747	6,188,947
		$11,888,726
Major Banks – 3.7%
Bank of America Corp.	303,687	$ 7,212,566
Comerica, Inc.	17,993	685,533
Goldman Sachs Group, Inc.	4,761	940,869
JPMorgan Chase & Co.	5,414	509,241
Morgan Stanley	92,951	4,489,533
State Street Corp.	29,390	1,867,735
		$15,705,477
Medical & Health Technology & Services – 2.7%
CVS Health Corp.	36,406	$ 2,365,298
HCA Healthcare, Inc.	33,055	3,208,318
McKesson Corp.	37,209	5,708,605
		$11,282,221
Medical Equipment – 2.9%
Abbott Laboratories	15,470	$ 1,414,422
Boston Scientific Corp. (a)	107,937	3,789,668
Medtronic PLC	77,058	7,066,219
		$12,270,309
Natural Gas - Distribution – 1.3%
Sempra Energy	48,144	$ 5,643,921
Network & Telecom – 0.3%
QTS Realty Trust, Inc., REIT, “A”	19,763	$ 1,266,611
Other Banks & Diversified Financials – 6.2%
Citigroup, Inc.	116,644	$ 5,960,508
Discover Financial Services	6,075	304,297
Mastercard, Inc., “A”	21,518	6,362,873
S&P Global, Inc.	11,524	3,796,928
Synchrony Financial	110,528	2,449,300
Visa, Inc., “A”	37,119	7,170,277
		$26,044,183
Pharmaceuticals – 6.1%
AbbVie, Inc.	15,532	$ 1,524,932
Eli Lilly & Co.	39,925	6,554,887
Johnson & Johnson	79,623	11,197,382
Merck & Co., Inc.	80,572	6,230,633
		$25,507,834
Pollution Control – 0.6%
Republic Services, Inc.	5,587	$ 458,413
Waste Management, Inc.	20,692	2,191,490
		$2,649,903
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 1.4%
CSX Corp.	31,108	$ 2,169,472
Kansas City Southern Co.	25,811	3,853,324
		$6,022,796
Real Estate – 1.5%
Brixmor Property Group, Inc., REIT	162,992	$ 2,089,557
Medical Properties Trust, Inc., REIT	30,620	575,656
STORE Capital Corp., REIT	132,644	3,158,254
W.P. Carey, Inc., REIT	6,021	407,321
		$6,230,788
Restaurants – 0.8%
Domino's Pizza, Inc.	3,067	$ 1,133,072
Starbucks Corp.	32,076	2,360,473
		$3,493,545
Retailers – 0.2%
Costco Wholesale Corp.	2,534	$ 768,334
Specialty Chemicals – 0.5%
Linde PLC	9,082	$ 1,926,383
Specialty Stores – 7.3%
Amazon.com, Inc. (a)	7,697	$ 21,234,637
Best Buy Co., Inc.	14,228	1,241,678
Home Depot, Inc.	18,764	4,700,570
Target Corp.	26,854	3,220,600
		$30,397,485
Telecommunications - Wireless – 0.5%
American Tower Corp., REIT	5,143	$ 1,329,671
T-Mobile USA, Inc. (a)	7,681	799,976
		$2,129,647
Telephone Services – 0.6%
AT&T, Inc.	20,266	$ 612,641
Verizon Communications, Inc.	35,222	1,941,789
		$2,554,430
Tobacco – 1.5%
Altria Group, Inc.	27,797	$ 1,091,032
Philip Morris International, Inc.	74,800	5,240,488
		$6,331,520
Utilities - Electric Power – 2.6%
AES Corp.	238,459	$ 3,455,271
Edison International	7,430	403,523
Exelon Corp.	94,856	3,442,324
FirstEnergy Corp.	14,265	553,197
NRG Energy, Inc.	93,452	3,042,797
		$10,897,112
Total Common Stocks (Identified Cost, $320,890,265)		$417,667,173

5

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Rights – 0.0%
Telecommunications - Wireless – 0.0%
T-Mobile USA, Inc. (1 share for 20 rights, Expiration 8/10/20) (a) (Identified Cost, $7)	$103	6/24/20	19	$ 3
	Shares/Par
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $2,143,771)	2,143,556	$ 2,143,771
Other Assets, Less Liabilities – (0.1)%		(387,252)
Net Assets – 100.0%		$419,423,695
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,143,771 and $417,667,176, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Blended Research Core Equity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/20 Assets
Investments in unaffiliated issuers, at value (identified cost, $320,890,272)	$417,667,176
Investments in affiliated issuers, at value (identified cost, $2,143,771)	2,143,771
Receivables for
Investments sold	24,411,982
Fund shares sold	12,718
Dividends	491,494
Other assets	1,500
Total assets	$444,728,641
Liabilities
Payables for
Investments purchased	$24,816,180
Fund shares reacquired	399,869
Payable to affiliates
Investment adviser	8,718
Administrative services fee	370
Shareholder servicing costs	79
Distribution and/or service fees	2,251
Accrued expenses and other liabilities	77,479
Total liabilities	$25,304,946
Net assets	$419,423,695
Net assets consist of
Paid-in capital	$273,507,554
Total distributable earnings (loss)	145,916,141
Net assets	$419,423,695
Shares of beneficial interest outstanding	8,302,602
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$251,156,571	4,949,607	$50.74
Service Class	168,267,124	3,352,995	50.18
See Notes to Financial Statements
7

MFS Blended Research Core Equity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/20
Net investment income (loss)
Income
Dividends	$3,972,621
Income on securities loaned	34,777
Dividends from affiliated issuers	12,995
Other	9,913
Total investment income	$4,030,306
Expenses
Management fee	$838,650
Distribution and/or service fees	209,759
Shareholder servicing costs	6,321
Administrative services fee	33,866
Independent Trustees' compensation	4,537
Custodian fee	11,075
Shareholder communications	12,984
Audit and tax fees	27,618
Legal fees	2,428
Miscellaneous	13,176
Total expenses	$1,160,414
Reduction of expenses by investment adviser	(22,594)
Net expenses	$1,137,820
Net investment income (loss)	$2,892,486
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$17,477,575
Affiliated issuers	(42)
Net realized gain (loss)	$17,477,533
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(40,639,933)
Affiliated issuers	(86)
Net unrealized gain (loss)	$(40,640,019)
Net realized and unrealized gain (loss)	$(23,162,486)
Change in net assets from operations	$(20,270,000)
See Notes to Financial Statements
8

MFS Blended Research Core Equity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19
Change in net assets
From operations
Net investment income (loss)	$2,892,486	$6,679,904
Net realized gain (loss)	17,477,533	22,829,963
Net unrealized gain (loss)	(40,640,019)	84,417,073
Change in net assets from operations	$(20,270,000)	$113,926,940
Total distributions to shareholders	$—	$(40,137,054)
Change in net assets from fund share transactions	$(32,340,400)	$(15,716,598)
Total change in net assets	$(52,610,400)	$58,073,288
Net assets
At beginning of period	472,034,095	413,960,807
At end of period	$419,423,695	$472,034,095
See Notes to Financial Statements
9

MFS Blended Research Core Equity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$53.06	$45.29	$54.23	$46.62	$48.56	$53.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.80	$0.74	$0.68	$0.74(c)	$0.76
Net realized and unrealized gain (loss)	(2.68)	11.74	(4.12)	8.80	3.24	(0.62)
Total from investment operations	$(2.32)	$12.54	$(3.38)	$9.48	$3.98	$0.14
Less distributions declared to shareholders
From net investment income	$—	$(0.79)	$(0.77)	$(0.78)	$(0.72)	$(0.87)
From net realized gain	—	(3.98)	(4.79)	(1.09)	(5.20)	(4.21)
Total distributions declared to shareholders	$—	$(4.77)	$(5.56)	$(1.87)	$(5.92)	$(5.08)
Net asset value, end of period (x)	$50.74	$53.06	$45.29	$54.23	$46.62	$48.56
Total return (%) (k)(r)(s)(x)	(4.37)(n)	29.17	(7.74)	20.76	8.45(c)	1.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45(a)	0.45	0.45	0.46	0.49(c)	0.60
Expenses after expense reductions (f)	0.44(a)	0.44	0.44	0.45	0.44(c)	0.45
Net investment income (loss)	1.48(a)	1.58	1.39	1.35	1.56(c)	1.45
Portfolio turnover	31(n)	46	54	51	49	51
Net assets at end of period (000 omitted)	$251,157	$285,654	$256,439	$320,384	$306,368	$319,721

See Notes to Financial Statements
10

MFS Blended Research Core Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$52.54	$44.87	$53.79	$46.26	$48.26	$53.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.67	$0.61	$0.55	$0.61(c)	$0.62
Net realized and unrealized gain (loss)	(2.66)	11.64	(4.11)	8.73	3.22	(0.61)
Total from investment operations	$(2.36)	$12.31	$(3.50)	$9.28	$3.83	$0.01
Less distributions declared to shareholders
From net investment income	$—	$(0.66)	$(0.63)	$(0.66)	$(0.63)	$(0.72)
From net realized gain	—	(3.98)	(4.79)	(1.09)	(5.20)	(4.21)
Total distributions declared to shareholders	$—	$(4.64)	$(5.42)	$(1.75)	$(5.83)	$(4.93)
Net asset value, end of period (x)	$50.18	$52.54	$44.87	$53.79	$46.26	$48.26
Total return (%) (k)(r)(s)(x)	(4.49)(n)	28.87	(7.99)	20.47	8.17(c)	0.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70(a)	0.70	0.70	0.71	0.74(c)	0.85
Expenses after expense reductions (f)	0.69(a)	0.69	0.69	0.70	0.69(c)	0.70
Net investment income (loss)	1.23(a)	1.33	1.14	1.10	1.30(c)	1.20
Portfolio turnover	31(n)	46	54	51	49	51
Net assets at end of period (000 omitted)	$168,267	$186,380	$157,522	$182,103	$169,622	$143,427
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Blended Research Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities
12

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$417,667,176	$—	$—	$417,667,176
Mutual Funds	2,143,771	—	—	2,143,771
Total	$419,810,947	$—	$—	$419,810,947
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2020, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
13

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$6,265,015
Long-term capital gains	33,872,039
Total distributions	$40,137,054
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/20
Cost of investments	$323,916,549
Gross appreciation	113,997,544
Gross depreciation	(18,103,146)
Net unrealized appreciation (depreciation)	$95,894,398
As of 12/31/19
Undistributed ordinary income	6,679,820
Undistributed long-term capital gain	22,559,649
Net unrealized appreciation (depreciation)	136,946,672
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$24,630,652
Service Class	—	15,506,402
Total	$—	$40,137,054
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
14

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $22,594, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $5,943, which equated to 0.0028% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $378.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0162% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in purchase transactions pursuant to this policy, which amounted to $3,939,964.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, this reimbursement amounted to $9,913, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $128,168,965 and $155,678,601, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
15

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	40,716	$1,895,669	90,873	$4,602,196
Service Class	138,955	6,138,129	174,912	8,792,619
	179,671	$8,033,798	265,785	$13,394,815
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	520,949	$24,244,989
Service Class	—	—	336,146	15,506,402
	—	$—	857,095	$39,751,391
Shares reacquired
Initial Class	(474,771)	$(23,982,766)	(890,900)	$(45,210,245)
Service Class	(333,301)	(16,391,432)	(474,065)	(23,652,559)
	(808,072)	$(40,374,198)	(1,364,965)	$(68,862,804)
Net change
Initial Class	(434,055)	$(22,087,097)	(279,078)	$(16,363,060)
Service Class	(194,346)	(10,253,303)	36,993	646,462
	(628,401)	$(32,340,400)	(242,085)	$(15,716,598)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $1,129 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,668,643	$29,177,910	$30,702,654	$(42)	$(86)	$2,143,771
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,995	$—
16

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
17

MFS Blended Research Core Equity Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
18

MFS Blended Research Core Equity Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report
June 30, 2020
MFS®  Corporate Bond Portfolio
MFS® Variable Insurance Trust II
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund's annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.
If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.
BDS-SEM

MFS® Corporate Bond Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Corporate Bond Portfolio
LETTER FROM THE EXECUTIVE CHAIR
Dear Contract Owners:
Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
August 17, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Corporate Bond Portfolio
Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Investment Grade Corporates	86.5%
High Yield Corporates	9.4%
U.S. Treasury Securities	3.9%
Municipal Bonds	0.9%
Emerging Markets Bonds	0.6%
Commercial Mortgage-Backed Securities	0.1%
Asset-Backed Securities (o)	0.0%
Mortgage-Backed Securities (o)	0.0%
Composition including fixed income credit quality (a)(i)
AA	2.5%
A	22.1%
BBB	63.4%
BB	8.9%
B	0.6%
C (o)	0.0%
D	0.1%
U.S. Government	1.3%
Federal Agencies (o)	0.0%
Not Rated	2.5%
Cash & Cash Equivalents	1.1%
Other	(2.5)%
Portfolio facts (i)
Average Duration (d)	8.3
Average Effective Maturity (m)	10.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2020.
The portfolio is actively managed and current holdings may be different.
2

MFS Corporate Bond Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2020 through June 30, 2020
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.63%	$1,000.00	$1,050.25	$3.21
	Hypothetical (h)	0.63%	$1,000.00	$1,021.73	$3.17
Service Class	Actual	0.88%	$1,000.00	$1,049.24	$4.48
	Hypothetical (h)	0.88%	$1,000.00	$1,020.49	$4.42
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
3

MFS Corporate Bond Portfolio
Portfolio of Investments − 6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.0%
Aerospace – 4.4%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$630,000	$ 678,656
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030 (n)	351,000	391,114
L3Harris Technologies, Inc., 3.85%, 6/15/2023	1,083,000	1,178,380
L3Harris Technologies, Inc., 2.9%, 12/15/2029	632,000	680,580
Lockheed Martin Corp., 3.55%, 1/15/2026	964,000	1,108,257
Lockheed Martin Corp., 2.8%, 6/15/2050	259,000	272,556
Northrop Grumman Corp., 2.55%, 10/15/2022	1,737,000	1,815,036
Northrop Grumman Corp., 2.93%, 1/15/2025	1,488,000	1,609,421
Raytheon Technologies Corp., 4.125%, 11/16/2028	517,000	608,966
TransDigm, Inc., 6.25%, 3/15/2026 (n)	1,109,000	1,106,250
		$9,449,216
Apparel Manufacturers – 0.7%
NIKE, Inc., “B”, 3.25%, 3/27/2040	$581,000	$ 650,271
Tapestry, Inc., 4.125%, 7/15/2027	836,000	787,289
		$1,437,560
Asset-Backed & Securitized – 0.1%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.784% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	$104,512	$ 105,187
JPMorgan Chase Commercial Mortgage Securities Corp., 5.962%, 7/15/2042 (n)	180,605	117,692
Lehman Brothers Commercial Conduit Mortgage Trust, 1.111%, 2/18/2030 (i)	19,612	0
		$222,879
Automotive – 4.3%
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	$717,000	$ 745,680
General Motors Co., 6.25%, 10/02/2043	1,257,000	1,335,780
General Motors Financial Co., Inc., 2.75%, 6/20/2025	638,000	630,156
Hyundai Capital America, 2.65%, 2/10/2025 (n)	642,000	644,689
Hyundai Capital America, 3%, 2/10/2027 (n)	1,274,000	1,258,287
Hyundai Capital America, 6.375%, 4/08/2030 (n)	352,000	423,772
Lear Corp., 3.8%, 9/15/2027	1,276,000	1,295,174
Toyota Motor Credit Corp., 3.375%, 4/01/2030	847,000	975,627
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	604,000	644,610
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – continued
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	$1,153,000	$ 1,152,862
		$9,106,637
Broadcasting – 1.5%
Discovery, Inc., 4.125%, 5/15/2029	$373,000	$ 425,884
Netflix, Inc., 4.875%, 6/15/2030 (n)	678,000	727,155
RELX Capital, Inc., 3%, 5/22/2030	422,000	454,832
Walt Disney Co., 3.5%, 5/13/2040	1,366,000	1,491,914
		$3,099,785
Brokerage & Asset Managers – 2.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$625,000	$ 650,760
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	1,070,000	1,219,222
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	1,456,000	1,487,755
NASDAQ, Inc., 3.25%, 4/28/2050	557,000	583,022
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	453,000	507,299
TD Ameritrade Holding Corp., 2.75%, 10/01/2029	630,000	692,074
		$5,140,132
Building – 2.4%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$896,000	$ 979,072
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	850,000	926,211
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	504,000	542,400
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	747,000	822,647
Masco Corp., 4.45%, 4/01/2025	560,000	634,254
Masco Corp., 4.375%, 4/01/2026	476,000	543,377
Vulcan Materials Co., 3.5%, 6/01/2030	671,000	730,940
		$5,178,901
Business Services – 4.2%
Equinix, Inc., 2.625%, 11/18/2024	$838,000	$ 892,152
Equinix, Inc., 3%, 7/15/2050	661,000	640,119
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	220,000	235,535
Fidelity National Information Services, Inc., 3%, 8/15/2026	1,167,000	1,293,040
Fiserv, Inc., 2.25%, 6/01/2027	817,000	854,332
Fiserv, Inc., 4.4%, 7/01/2049	711,000	865,346
Global Payments, Inc., 2.9%, 5/15/2030	963,000	1,010,529
MSCI, Inc., 4%, 11/15/2029 (n)	791,000	806,820
MSCI, Inc., 3.625%, 9/01/2030 (n)	119,000	118,405
MSCI, Inc., 3.875%, 2/15/2031 (n)	822,000	838,440
NXP B.V./NXP Funding LLC, 3.15%, 5/01/2027 (n)	379,000	401,771

4

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	$1,076,000	$ 1,074,671
		$9,031,160
Cable TV – 4.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$505,000	$ 667,344
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	383,000	452,291
Comcast Corp., 1.95%, 1/15/2031	836,000	845,490
Comcast Corp., 2.8%, 1/15/2051	1,333,000	1,366,972
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	803,000	886,474
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	332,000	420,481
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	292,000	307,365
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	353,000	364,557
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	594,000	607,110
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	644,000	636,890
Time Warner Cable, Inc., 4.5%, 9/15/2042	955,000	1,016,791
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	266,000	400,589
Videotron Ltd., 5%, 7/15/2022	1,555,000	1,605,537
		$9,577,891
Chemicals – 0.3%
Sherwin-Williams Co., 4.5%, 6/01/2047	$500,000	$ 608,687
Computer Software – 1.1%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$1,456,000	$ 1,606,553
VeriSign, Inc., 4.625%, 5/01/2023	763,000	767,769
		$2,374,322
Computer Software - Systems – 0.4%
Apple, Inc., 4.375%, 5/13/2045	$383,000	$ 504,967
Apple, Inc., 4.25%, 2/09/2047	319,000	420,913
		$925,880
Conglomerates – 1.5%
Roper Technologies, Inc., 4.2%, 9/15/2028	$681,000	$ 798,037
Roper Technologies, Inc., 2.95%, 9/15/2029	450,000	491,545
Roper Technologies, Inc., 2%, 6/30/2030	437,000	437,326
Westinghouse Air Brake Co., 3.2%, 6/15/2025	436,000	444,283
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	$890,000	$ 991,942
		$3,163,133
Consumer Products – 1.1%
Kimberly-Clark Corp., 3.1%, 3/26/2030	$193,000	$ 219,766
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	1,876,000	2,056,337
		$2,276,103
Consumer Services – 4.2%
Booking Holdings, Inc., 3.65%, 3/15/2025	$283,000	$ 310,762
Booking Holdings, Inc., 3.6%, 6/01/2026	1,761,000	1,932,555
Booking Holdings, Inc., 3.55%, 3/15/2028	486,000	530,900
Experian Finance PLC, 2.75%, 3/08/2030 (n)	1,853,000	1,974,879
IHS Markit Ltd., 3.625%, 5/01/2024	310,000	332,413
IHS Markit Ltd., 4.25%, 5/01/2029	465,000	534,559
Service Corp. International, 5.125%, 6/01/2029	1,000,000	1,076,000
Visa, Inc., 4.15%, 12/14/2035	1,413,000	1,807,489
Western Union Co., 2.85%, 1/10/2025	495,000	515,770
		$9,015,327
Containers – 0.8%
Ball Corp., 4%, 11/15/2023	$1,009,000	$ 1,046,837
Ball Corp., 4.875%, 3/15/2026	587,000	638,363
		$1,685,200
Electrical Equipment – 1.0%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$1,979,000	$ 2,073,922
Electronics – 3.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$2,494,000	$ 2,695,057
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	976,000	1,032,849
Broadcom, Inc., 4.25%, 4/15/2026 (n)	1,267,000	1,410,051
Broadcom, Inc., 4.3%, 11/15/2032 (n)	1,056,000	1,158,621
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,000,000	990,000
Texas Instruments, Inc., 2.25%, 9/04/2029	519,000	552,448
Tyco Electronics Group S.A., 3.5%, 2/03/2022	252,000	262,006
		$8,101,032
Energy - Integrated – 1.3%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$761,000	$ 848,083
Eni S.p.A., 4.25%, 5/09/2029 (n)	650,000	703,357
Total Capital International S.A., 3.127%, 5/29/2050	1,175,000	1,205,513
		$2,756,953

5

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 1.9%
AerCap Ireland Capital DAC, 4.625%, 10/30/2020	$227,000	$ 227,987
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	434,000	431,297
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	1,576,000	1,395,452
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	624,000	524,701
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	621,000	501,598
International Lease Finance Corp., 5.875%, 8/15/2022	1,000,000	1,052,139
		$4,133,174
Food & Beverages – 3.5%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$527,000	$ 598,438
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	566,000	754,585
Constellation Brands, Inc., 4.25%, 5/01/2023	1,605,000	1,759,381
Constellation Brands, Inc., 2.875%, 5/01/2030	168,000	178,002
Constellation Brands, Inc., 3.75%, 5/01/2050	242,000	264,231
Diageo Capital PLC, 2.375%, 10/24/2029	1,023,000	1,092,122
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	938,000	990,772
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	714,000	757,733
PepsiCo, Inc., 3.5%, 3/19/2040	457,000	538,800
Tyson Foods, Inc., 4.5%, 6/15/2022	598,000	637,623
		$7,571,687
Gaming & Lodging – 2.3%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$1,365,000	$ 1,503,820
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	319,000	345,184
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	922,000	908,170
Las Vegas Sands Corp., 3.9%, 8/08/2029	250,000	246,624
Marriott International, Inc., 4%, 4/15/2028	1,749,000	1,761,012
Sands China Ltd., 3.8%, 1/08/2026 (n)	220,000	225,874
		$4,990,684
Insurance - Health – 1.2%
Centene Corp., 4.625%, 12/15/2029	$383,000	$ 404,065
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,690,000	2,211,059
		$2,615,124
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 3.5%
Aon Corp., 3.75%, 5/02/2029	$1,376,000	$ 1,575,475
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	828,000	876,885
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	343,000	344,657
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	874,000	921,537
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	743,000	785,089
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	779,000	853,691
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	740,000	950,063
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	471,000	590,130
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	468,000	572,171
		$7,469,698
Machinery & Tools – 1.1%
Caterpillar, Inc., 3.25%, 4/09/2050	$665,000	$ 741,301
CNH Industrial Capital LLC, 4.2%, 1/15/2024	515,000	548,735
CNH Industrial Capital LLC, 3.85%, 11/15/2027	905,000	953,804
		$2,243,840
Major Banks – 5.8%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	$1,232,000	$ 1,276,061
Bank of America Corp., 3.004%, 12/20/2023	739,000	776,253
Bank of America Corp., 4.125%, 1/22/2024	1,142,000	1,268,398
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	351,000	390,962
Bank of America Corp., 5.875%, 12/31/2059	745,000	761,050
JPMorgan Chase & Co., 3.125%, 1/23/2025	688,000	749,843
JPMorgan Chase & Co., 3.54%, 5/01/2028	1,709,000	1,907,397
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,111,000	1,342,829
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	439,000	523,037
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031	1,049,000	1,198,350
PNC Bank N.A., 2.7%, 10/22/2029	675,000	721,038
Wachovia Corp., 6.605%, 10/01/2025	1,270,000	1,533,025
		$12,448,243
Medical & Health Technology & Services – 5.1%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$200,000	$ 205,017
Alcon, Inc., 3.8%, 9/23/2049 (n)	247,000	272,753
Becton, Dickinson and Co., 3.734%, 12/15/2024	161,000	177,606

6

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Becton, Dickinson and Co., 4.685%, 12/15/2044	$847,000	$ 1,043,012
Becton, Dickinson and Co., 4.669%, 6/06/2047	955,000	1,171,006
Cigna Corp., 4.125%, 11/15/2025	945,000	1,086,303
Cigna Corp., 3.2%, 3/15/2040	263,000	278,601
HCA, Inc., 4.75%, 5/01/2023	910,000	987,357
HCA, Inc., 5.25%, 6/15/2026	978,000	1,129,905
HCA, Inc., 5.875%, 2/01/2029	472,000	534,110
HCA, Inc., 3.5%, 9/01/2030	192,000	184,929
HCA, Inc., 5.125%, 6/15/2039	207,000	241,284
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	856,000	877,133
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	917,000	987,903
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	900,000	1,095,534
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	555,000	613,885
		$10,886,338
Medical Equipment – 1.1%
Abbott Laboratories, 1.4%, 6/30/2030	$321,000	$ 319,413
Abbott Laboratories, 4.75%, 11/30/2036	836,000	1,132,489
Boston Scientific Corp., 3.75%, 3/01/2026	548,000	622,267
Teleflex, Inc., 4.625%, 11/15/2027	125,000	132,151
Teleflex, Inc., 4.25%, 6/01/2028 (n)	91,000	93,275
		$2,299,595
Metals & Mining – 0.4%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$863,000	$ 922,572
Midstream – 3.7%
Cheniere Energy Partners LP, 4.875%, 5/28/2021	$204,000	$ 205,979
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	512,000	522,379
Enterprise Products Operating LLC, 4.2%, 1/31/2050	724,000	807,808
Enterprise Products Operating LLC, 3.7%, 1/31/2051	1,201,000	1,257,885
Kinder Morgan (Delaware), Inc., 5.55%, 6/01/2045	364,000	444,334
MPLX LP, 4.5%, 4/15/2038	744,000	744,140
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,467,000	1,604,412
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	133,000	152,009
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	289,000	339,575
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	414,000	463,222
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	1,021,000	1,095,999
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	203,000	225,371
		$7,863,113
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 0.0%
Freddie Mac, 3.244%, 8/25/2027	$69,000	$ 79,156
Municipals – 0.8%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	$1,500,000	$ 1,812,600
Natural Gas - Distribution – 3.4%
NiSource Finance Corp., 3.85%, 2/15/2023	$1,106,000	$ 1,174,096
NiSource Finance Corp., 4.8%, 2/15/2044	761,000	930,484
NiSource, Inc., 2.95%, 9/01/2029	1,371,000	1,485,578
NiSource, Inc., 5.65%, 2/01/2045	475,000	644,358
Sempra Energy, 3.25%, 6/15/2027	2,779,000	3,045,352
		$7,279,868
Natural Gas - Pipeline – 0.8%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,375,000	$ 1,646,093
Network & Telecom – 0.7%
AT&T, Inc., 5.35%, 12/15/2043	$685,000	$ 864,097
AT&T, Inc., 5.15%, 11/15/2046	445,000	551,198
		$1,415,295
Oils – 1.8%
Valero Energy Corp., 3.4%, 9/15/2026	$1,601,000	$ 1,752,311
Valero Energy Corp., 4.9%, 3/15/2045	1,783,000	2,081,952
		$3,834,263
Other Banks & Diversified Financials – 0.8%
Branch Banking & Trust Co., 2.25%, 3/11/2030	$854,000	$ 861,993
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	760,000	829,816
		$1,691,809
Pollution Control – 0.6%
Republic Services, Inc., 3.95%, 5/15/2028	$1,100,000	$ 1,284,569
Railroad & Shipping – 0.2%
Canadian Pacific Railway Co., 4.5%, 1/15/2022	$400,000	$ 420,027
Real Estate - Other – 0.3%
Prologis, Inc., REIT, 2.25%, 4/15/2030	$637,000	$ 670,759
Real Estate - Retail – 0.8%
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028	$329,000	$ 331,539
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	1,317,000	1,269,330
		$1,600,869
Restaurants – 0.1%
McDonald's Corp., 4.2%, 4/01/2050	$251,000	$ 304,320

7

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 2.7%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$500,000	$ 518,316
Best Buy Co., Inc., 4.45%, 10/01/2028	973,000	1,128,915
Dollar Tree, Inc., 4%, 5/15/2025	874,000	984,151
Dollar Tree, Inc., 4.2%, 5/15/2028	368,000	427,176
Home Depot, Inc., 3.3%, 4/15/2040	1,070,000	1,201,169
Home Depot, Inc., 4.875%, 2/15/2044	760,000	1,034,523
Target Corp., 2.65%, 9/15/2030	361,000	396,684
		$5,690,934
Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 12/08/2021	$572,000	$ 604,205
Telecommunications - Wireless – 4.2%
American Tower Corp., REIT, 3.5%, 1/31/2023	$371,000	$ 396,400
American Tower Corp., REIT, 3%, 6/15/2023	1,049,000	1,118,516
American Tower Corp., REIT, 4%, 6/01/2025	1,000,000	1,122,624
American Tower Corp., REIT, 3.6%, 1/15/2028	1,133,000	1,264,074
American Tower Corp., REIT, 3.8%, 8/15/2029	553,000	625,871
Crown Castle International Corp., 5.25%, 1/15/2023	470,000	522,997
Crown Castle International Corp., 3.15%, 7/15/2023	878,000	936,963
Crown Castle International Corp., 4.45%, 2/15/2026	338,000	387,444
Crown Castle International Corp., 3.7%, 6/15/2026	533,000	596,391
T-Mobile USA, Inc., 2.05%, 2/15/2028 (n)	980,000	980,461
T-Mobile USA, Inc., 4.5%, 4/15/2050 (n)	850,000	1,011,695
		$8,963,436
Telephone Services – 0.5%
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	$959,000	$ 1,055,335
Transportation - Services – 0.5%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$272,000	$ 286,406
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	421,000	539,320
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	201,000	202,486
		$1,028,212
U.S. Treasury Obligations – 1.3%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	$1,243,000	$ 1,758,554
U.S. Treasury Bonds, 3%, 2/15/2048	802,500	1,098,578
		$2,857,132
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 8.6%
Berkshire Hathaway Energy Co., 4.5%, 2/01/2045	$597,000	$ 755,159
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050 (n)	195,000	245,561
Duke Energy Corp., 3.75%, 9/01/2046	1,059,000	1,199,453
Duke Energy Progress LLC, 3.45%, 3/15/2029	582,000	668,091
Emera U.S. Finance LP, 3.55%, 6/15/2026	378,000	424,770
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	1,974,000	2,048,455
Enel Finance International N.V., 2.65%, 9/10/2024	1,077,000	1,124,997
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	471,000	514,239
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	460,000	548,921
Evergy, Inc., 2.9%, 9/15/2029	1,510,000	1,612,248
Eversource Energy, 2.9%, 10/01/2024	991,000	1,062,918
Exelon Corp., 3.497%, 6/01/2022	1,163,000	1,217,148
FirstEnergy Corp., 3.9%, 7/15/2027	707,000	799,810
FirstEnergy Corp., 3.4%, 3/01/2050	961,000	1,014,736
Georgia Power Co., 3.7%, 1/30/2050	128,000	141,464
NextEra Energy Capital Holdings, Inc., 3.15%, 4/01/2024	1,283,000	1,393,290
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,000,000	1,045,330
Pacific Gas & Electric Co., 2.1%, 8/01/2027	544,000	538,370
PG&E Corp., 5.25%, 7/01/2030	230,000	231,311
PPL Capital Funding, Inc., 5%, 3/15/2044	590,000	696,689
Southern Co., 2.95%, 7/01/2023	440,000	464,962
Virginia Electric & Power Co., 2.875%, 7/15/2029	579,000	636,275
		$18,384,197
Total Bonds (Identified Cost, $191,376,046)		$ 209,291,867
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $2,560,633)	2,560,377	$ 2,560,633
Other Assets, Less Liabilities – 0.8%		1,714,949
Net Assets – 100.0%		$ 213,567,449

8

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,560,633 and $209,291,867, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $44,456,107, representing 20.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 6/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	80	$17,666,250	September – 2020	$5,343
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	100	$13,917,188	September – 2020	$(52,708)
U.S. Treasury Ultra Bond	Long	USD	42	9,162,563	September – 2020	(17,613)
U.S. Treasury Ultra Note 10 yr	Short	USD	48	7,559,250	September – 2020	(22,233)
						$(92,554)
At June 30, 2020, the fund had liquid securities with an aggregate value of $159,869 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
9

MFS Corporate Bond Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/20 Assets
Investments in unaffiliated issuers, at value (identified cost, $191,376,046)	$209,291,867
Investments in affiliated issuers, at value (identified cost, $2,560,633)	2,560,633
Receivables for
Investments sold	412,590
Fund shares sold	6,454
Interest	1,886,826
Receivable from investment adviser	3,337
Other assets	939
Total assets	$214,162,646
Liabilities
Payable to custodian	$27,960
Payables for
Net daily variation margin on open futures contracts	27,725
Investments purchased	412,590
Fund shares reacquired	52,933
Payable to affiliates
Administrative services fee	220
Shareholder servicing costs	43
Distribution and/or service fees	2,129
Accrued expenses and other liabilities	71,597
Total liabilities	$595,197
Net assets	$213,567,449
Net assets consist of
Paid-in capital	$183,193,588
Total distributable earnings (loss)	30,373,861
Net assets	$213,567,449
Shares of beneficial interest outstanding	17,214,601
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$57,762,115	4,605,484	$12.54
Service Class	155,805,334	12,609,117	12.36
See Notes to Financial Statements
10

MFS Corporate Bond Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/20
Net investment income (loss)
Income
Interest	$3,846,733
Other	16,035
Dividends from affiliated issuers	15,750
Total investment income	$3,878,518
Expenses
Management fee	$625,388
Distribution and/or service fees	190,335
Shareholder servicing costs	3,235
Administrative services fee	19,519
Independent Trustees' compensation	4,397
Custodian fee	7,692
Shareholder communications	7,652
Audit and tax fees	38,268
Legal fees	1,214
Miscellaneous	16,555
Total expenses	$914,255
Reduction of expenses by investment adviser	(65,702)
Net expenses	$848,553
Net investment income (loss)	$3,029,965
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,642,529
Affiliated issuers	214
Futures contracts	(352,031)
Net realized gain (loss)	$2,290,712
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$3,438,650
Futures contracts	(115,110)
Net unrealized gain (loss)	$3,323,540
Net realized and unrealized gain (loss)	$5,614,252
Change in net assets from operations	$8,644,217
See Notes to Financial Statements
11

MFS Corporate Bond Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19
Change in net assets
From operations
Net investment income (loss)	$3,029,965	$6,928,175
Net realized gain (loss)	2,290,712	2,581,423
Net unrealized gain (loss)	3,323,540	20,198,604
Change in net assets from operations	$8,644,217	$29,708,202
Total distributions to shareholders	$—	$(8,024,012)
Change in net assets from fund share transactions	$(14,623,989)	$(13,013,178)
Total change in net assets	$(5,979,772)	$8,671,012
Net assets
At beginning of period	219,547,221	210,876,209
At end of period	$213,567,449	$219,547,221
See Notes to Financial Statements
12

MFS Corporate Bond Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$11.94	$10.81	$11.64	$11.36	$11.16	$11.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.39	$0.38	$0.39	$0.41(c)	$0.42
Net realized and unrealized gain (loss)	0.42	1.19	(0.72)	0.33	0.31	(0.46)
Total from investment operations	$0.60	$1.58	$(0.34)	$0.72	$0.72	$(0.04)
Less distributions declared to shareholders
From net investment income	$—	$(0.45)	$(0.44)	$(0.44)	$(0.50)	$(0.48)
From net realized gain	—	—	(0.05)	—	(0.02)	(0.08)
Total distributions declared to shareholders	$—	$(0.45)	$(0.49)	$(0.44)	$(0.52)	$(0.56)
Net asset value, end of period (x)	$12.54	$11.94	$10.81	$11.64	$11.36	$11.16
Total return (%) (k)(r)(s)(x)	5.03(n)	14.65	(3.00)	6.39	6.28(c)	(0.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69(a)	0.69	0.68	0.68	0.65(c)	0.68
Expenses after expense reductions (f)	0.63(a)	0.63	0.63	0.63	0.60(c)	0.63
Net investment income (loss)	3.09(a)	3.33	3.44	3.37	3.52(c)	3.64
Portfolio turnover	25(n)	34	32	36	31	26
Net assets at end of period (000 omitted)	$57,762	$57,714	$56,506	$65,445	$66,858	$70,980

See Notes to Financial Statements
13

MFS Corporate Bond Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$11.78	$10.66	$11.49	$11.22	$11.03	$11.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.35	$0.35	$0.36	$0.37(c)	$0.39
Net realized and unrealized gain (loss)	0.41	1.19	(0.72)	0.32	0.30	(0.46)
Total from investment operations	$0.58	$1.54	$(0.37)	$0.68	$0.67	$(0.07)
Less distributions declared to shareholders
From net investment income	$—	$(0.42)	$(0.41)	$(0.41)	$(0.46)	$(0.45)
From net realized gain	—	—	(0.05)	—	(0.02)	(0.08)
Total distributions declared to shareholders	$—	$(0.42)	$(0.46)	$(0.41)	$(0.48)	$(0.53)
Net asset value, end of period (x)	$12.36	$11.78	$10.66	$11.49	$11.22	$11.03
Total return (%) (k)(r)(s)(x)	4.92(n)	14.46	(3.31)	6.11	5.98(c)	(0.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94(a)	0.94	0.93	0.93	0.90(c)	0.93
Expenses after expense reductions (f)	0.88(a)	0.88	0.88	0.88	0.85(c)	0.88
Net investment income (loss)	2.84(a)	3.08	3.18	3.12	3.27(c)	3.39
Portfolio turnover	25(n)	34	32	36	31	26
Net assets at end of period (000 omitted)	$155,805	$161,833	$154,370	$194,337	$188,440	$189,946
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Corporate Bond Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally
15

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$2,857,132	$—	$2,857,132
Municipal Bonds	—	1,812,600	—	1,812,600
U.S. Corporate Bonds	—	173,147,230	—	173,147,230
Residential Mortgage-Backed Securities	—	79,156	—	79,156
Commercial Mortgage-Backed Securities	—	117,692	—	117,692
Asset-Backed Securities (including CDOs)	—	105,187	—	105,187
Foreign Bonds	—	31,172,870	—	31,172,870
Mutual Funds	2,560,633	—	—	2,560,633
Total	$2,560,633	$209,291,867	$—	$211,852,500
Other Financial Instruments
Futures Contracts – Assets	$5,343	$—	$—	$5,343
Futures Contracts – Liabilities	(92,554)	—	—	(92,554)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2020 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$5,343	$(92,554)
(a) Values presented in this table for futures contracts correspond to the values reported in the fund's Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund's Statement of Assets and Liabilities.
16

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(352,031)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(115,110)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
17

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$8,024,012
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/20
Cost of investments	$194,266,006
Gross appreciation	18,480,522
Gross depreciation	(894,028)
Net unrealized appreciation (depreciation)	$17,586,494
As of 12/31/19
Undistributed ordinary income	7,391,476
Undistributed long-term capital gain	299,452
Net unrealized appreciation (depreciation)	14,038,716
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$2,204,366
Service Class	—	5,819,646
Total	$—	$8,024,012
18

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.60%
In excess of $1 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $11,240, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.63% of average daily net assets for the Initial Class shares and 0.88% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, this reduction amounted to $54,462, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $3,067, which equated to 0.0029% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $168.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0187% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$3,910,817	$14,484,048
Non-U.S. Government securities	48,296,150	47,834,166
19

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	149,847	$1,825,316	202,825	$2,364,950
Service Class	1,118,511	13,535,195	1,370,646	15,476,443
	1,268,358	$15,360,511	1,573,471	$17,841,393
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	184,930	$2,204,366
Service Class	—	—	494,447	5,819,646
	—	$—	679,377	$8,024,012
Shares reacquired
Initial Class	(378,994)	$(4,512,847)	(781,648)	$(9,055,470)
Service Class	(2,251,789)	(25,471,653)	(2,597,324)	(29,823,113)
	(2,630,783)	$(29,984,500)	(3,378,972)	$(38,878,583)
Net change
Initial Class	(229,147)	$(2,687,531)	(393,893)	$(4,486,154)
Service Class	(1,133,278)	(11,936,458)	(732,231)	(8,527,024)
	(1,362,425)	$(14,623,989)	(1,126,124)	$(13,013,178)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $544 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,381,121	$46,155,918	$47,976,620	$214	$—	$2,560,633
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$15,750	$—
20

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
21

MFS Corporate Bond Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
22

MFS Corporate Bond Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
23

Semiannual Report
June 30, 2020
MFS®  Core Equity Portfolio
MFS® Variable Insurance Trust II
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund's annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.
If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.
RGS-SEM

MFS® Core Equity Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Portfolio
LETTER FROM THE EXECUTIVE CHAIR
Dear Contract Owners:
Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
August 17, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Core Equity Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Apple, Inc.	5.9%
Microsoft Corp.	5.8%
Amazon.com, Inc.	4.9%
Alphabet, Inc., “A”	2.9%
Johnson & Johnson	2.3%
Visa, Inc., “A”	2.0%
Facebook, Inc., “A”	2.0%
AON PLC	1.9%
Adobe Systems, Inc.	1.7%
Merck & Co., Inc.	1.7%
Global equity sectors (k)
Technology	30.8%
Financial Services	14.9%
Health Care (s)	14.8%
Consumer Cyclicals	13.1%
Capital Goods (s)	11.8%
Energy	5.7%
Consumer Staples	4.8%
Telecommunications and Cable Television (s)	3.6%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(o)	Less than 0.1%.
(s)	Includes securities sold short.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2020.
The portfolio is actively managed and current holdings may be different.
2

MFS Core Equity Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2020 through June 30, 2020
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.87%	$1,000.00	$975.01	$4.27
	Hypothetical (h)	0.87%	$1,000.00	$1,020.54	$4.37
Service Class	Actual	1.12%	$1,000.00	$973.88	$5.50
	Hypothetical (h)	1.12%	$1,000.00	$1,019.29	$5.62
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Notes to Expense Table
Expense ratios include 0.03% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).
3

MFS Core Equity Portfolio
Portfolio of Investments − 6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 100.3%
Aerospace – 2.6%
CACI International, Inc., “A” (a)	1,389	$ 301,246
Curtiss-Wright Corp.	3,674	328,015
Honeywell International, Inc.	12,741	1,842,221
L3Harris Technologies, Inc.	5,303	899,760
Northrop Grumman Corp.	3,010	925,394
PAE, Inc. (a)	86,221	824,273
		$5,120,909
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	3,423	$ 598,854
Apparel Manufacturers – 0.3%
NIKE, Inc., “B”	3,935	$ 385,827
Skechers USA, Inc., “A” (a)	6,056	190,037
		$575,864
Automotive – 0.6%
Aptiv PLC	9,161	$ 713,825
LKQ Corp. (a)	20,113	526,961
		$1,240,786
Biotechnology – 0.7%
Adaptive Biotechnologies Corp. (a)	5,366	$ 259,607
Illumina, Inc. (a)	2,840	1,051,794
		$1,311,401
Broadcasting – 0.7%
Netflix, Inc. (a)	2,972	$ 1,352,379
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp.	55,223	$ 1,863,224
NASDAQ, Inc.	10,708	1,279,285
		$3,142,509
Business Services – 3.5%
Accenture PLC, “A”	3,136	$ 673,362
Amdocs Ltd.	7,499	456,539
Clarivate PLC (a)	65,497	1,462,548
Fidelity National Information Services, Inc.	8,320	1,115,629
Fiserv, Inc. (a)	8,583	837,873
Global Payments, Inc.	6,407	1,086,755
Verisk Analytics, Inc., “A”	7,899	1,344,410
		$6,977,116
Cable TV – 1.2%
Cable One, Inc.	148	$ 262,678
Liberty Broadband Corp. (a)	17,002	2,107,568
		$2,370,246
Chemicals – 0.5%
Element Solutions, Inc. (a)	54,591	$ 592,312
FMC Corp.	4,142	412,626
		$1,004,938
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 10.5%
Adobe Systems, Inc. (a)	7,899	$ 3,438,514
Atlassian Corp. PLC, “A” (a)	2,322	418,587
Cadence Design Systems, Inc. (a)	12,086	1,159,772
Everbridge, Inc. (a)	6,516	901,554
Microsoft Corp.	56,445	11,487,122
Ping Identity Holding Corp. (a)	7,482	240,097
Salesforce.com, Inc. (a)	17,463	3,271,344
		$20,916,990
Computer Software - Systems – 7.7%
Apple, Inc. (s)	32,222	$ 11,754,585
EPAM Systems, Inc. (a)	2,809	707,896
Rapid7, Inc. (a)	10,197	520,251
ServiceNow, Inc. (a)	3,022	1,224,091
Square, Inc., “A” (a)	5,704	598,578
Zebra Technologies Corp., “A” (a)	2,126	544,150
		$15,349,551
Construction – 1.4%
AvalonBay Communities, Inc., REIT	4,772	$ 737,942
AZEK Co. LLC (a)	5,468	174,211
D.R. Horton, Inc.	5,398	299,319
Masco Corp.	10,459	525,146
Otis Worldwide Corp.	8,854	503,439
Vulcan Materials Co.	4,945	572,878
		$2,812,935
Consumer Products – 1.5%
Colgate-Palmolive Co.	13,104	$ 959,999
Energizer Holdings, Inc.	2,742	130,217
Kimberly-Clark Corp.	6,120	865,062
Procter & Gamble Co.	8,724	1,043,129
		$2,998,407
Consumer Services – 0.4%
Bright Horizons Family Solutions, Inc. (a)	2,854	$ 334,489
Grand Canyon Education, Inc. (a)	5,718	517,650
		$852,139
Containers – 0.2%
Ball Corp.	6,757	$ 469,544
Electrical Equipment – 1.7%
AMETEK, Inc.	14,262	$ 1,274,595
Fortive Corp.	6,069	410,628
HD Supply Holdings, Inc. (a)	14,543	503,915
Sensata Technologies Holding PLC (a)	18,939	705,099
TE Connectivity Ltd.	4,887	398,535
		$3,292,772
Electronics – 3.5%
Applied Materials, Inc.	12,127	$ 733,077
Intel Corp.	43,580	2,607,392
Monolithic Power Systems, Inc.	1,597	378,489
NXP Semiconductors N.V.	10,052	1,146,330
Silicon Laboratories, Inc. (a)	1,534	153,814

4

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Texas Instruments, Inc.	14,426	$ 1,831,669
		$6,850,771
Energy - Independent – 1.0%
ConocoPhillips	15,733	$ 661,101
Diamondback Energy, Inc.	4,627	193,501
Pioneer Natural Resources Co.	3,377	329,933
Valero Energy Corp.	13,465	792,011
		$1,976,546
Energy - Integrated – 1.1%
Chevron Corp.	25,227	$ 2,251,005
Engineering - Construction – 0.1%
KBR, Inc.	12,851	$ 289,790
Food & Beverages – 2.6%
Archer Daniels Midland Co.	12,600	$ 502,740
Coca-Cola Co.	7,650	341,802
Coca-Cola European Partners PLC	7,273	274,629
Hostess Brands, Inc. (a)	24,587	300,453
J.M. Smucker Co.	3,146	332,878
Mondelez International, Inc.	25,018	1,279,170
Nomad Foods Ltd. (a)	9,297	199,421
PepsiCo, Inc.	14,257	1,885,631
		$5,116,724
Food & Drug Stores – 1.6%
Grocery Outlet Holding Corp. (a)	19,437	$ 793,030
Wal-Mart Stores, Inc.	19,626	2,350,802
		$3,143,832
Gaming & Lodging – 0.6%
Marriott International, Inc., “A”	7,130	$ 611,255
Wyndham Hotels & Resorts, Inc.	11,904	507,348
		$1,118,603
General Merchandise – 0.9%
Dollar General Corp.	9,037	$ 1,721,639
Health Maintenance Organizations – 1.7%
Cigna Corp.	9,147	$ 1,716,435
Humana, Inc.	4,326	1,677,406
		$3,393,841
Insurance – 3.7%
AON PLC	19,597	$ 3,774,382
Assurant, Inc.	5,285	545,888
Chubb Ltd.	9,006	1,140,340
Everest Re Group Ltd.	1,419	292,598
Hartford Financial Services Group, Inc.	13,186	508,320
MetLife, Inc.	12,150	443,718
Reinsurance Group of America, Inc.	3,503	274,775
Third Point Reinsurance Ltd. (a)	36,063	270,833
		$7,250,854
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 4.9%
Alphabet, Inc., “A” (a)(s)	4,130	$ 5,856,547
Facebook, Inc., “A” (a)	17,304	3,929,219
		$9,785,766
Leisure & Toys – 0.7%
Electronic Arts, Inc. (a)	11,162	$ 1,473,942
Machinery & Tools – 1.6%
Carrier Global Corp.	15,587	$ 346,343
Deere & Co.	2,328	365,845
Eaton Corp. PLC	6,794	594,339
IDEX Corp.	1,302	205,768
Ingersoll Rand, Inc. (a)	10,237	287,865
Roper Technologies, Inc.	2,319	900,375
Trane Technologies PLC	5,469	486,632
		$3,187,167
Major Banks – 3.0%
Bank of America Corp.	65,322	$ 1,551,398
Goldman Sachs Group, Inc.	13,507	2,669,253
PNC Financial Services Group, Inc.	10,815	1,137,846
Wells Fargo & Co.	22,527	576,691
		$5,935,188
Medical & Health Technology & Services – 1.8%
HMS Holdings Corp. (a)	13,483	$ 436,714
McKesson Corp.	8,646	1,326,469
PRA Health Sciences, Inc. (a)	10,522	1,023,686
Premier, Inc., “A” (a)	8,115	278,182
Quest Diagnostics, Inc.	4,552	518,746
		$3,583,797
Medical Equipment – 4.0%
Agilent Technologies, Inc.	11,835	$ 1,045,859
Becton, Dickinson and Co.	3,929	940,092
Boston Scientific Corp. (a)	42,971	1,508,712
Danaher Corp.	6,707	1,185,999
DexCom, Inc. (a)	641	259,861
Medtronic PLC	22,844	2,094,795
STERIS PLC	6,380	978,947
		$8,014,265
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc. (a)	8,097	$ 391,247
Enterprise Products Partners LP	21,014	381,824
		$773,071
Network & Telecom – 0.6%
Equinix, Inc., REIT	1,590	$ 1,116,657
Oil Services – 0.2%
Cactus, Inc., “A”	5,657	$ 116,704
National Oilwell Varco, Inc.	15,769	193,170
		$309,874
Other Banks & Diversified Financials – 4.6%
Bank OZK	19,123	$ 448,817
Northern Trust Corp.	7,818	620,280
Prosperity Bancshares, Inc.	3,051	181,169

5

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
S&P Global, Inc.	2,188	$ 720,902
SVB Financial Group (a)	1,100	237,083
Truist Financial Corp.	45,358	1,703,193
U.S. Bancorp	29,111	1,071,867
Visa, Inc., “A”	21,061	4,068,353
		$9,051,664
Pharmaceuticals – 6.9%
Eli Lilly & Co.	18,875	$ 3,098,898
Johnson & Johnson	31,774	4,468,378
Merck & Co., Inc.	44,186	3,416,903
Zoetis, Inc.	20,078	2,751,489
		$13,735,668
Pollution Control – 0.3%
Waste Connections, Inc.	6,132	$ 575,120
Railroad & Shipping – 1.1%
Canadian National Railway Co.	7,488	$ 663,212
Canadian Pacific Railway Ltd.	4,296	1,096,941
Kansas City Southern Co.	3,253	485,640
		$2,245,793
Real Estate – 2.1%
EPR Properties, REIT	44,849	$ 1,485,847
Industrial Logistics Properties Trust, REIT	32,562	669,149
Lexington Realty Trust, REIT	29,526	311,499
STORE Capital Corp., REIT	23,592	561,726
Sun Communities, Inc., REIT	1,960	265,933
W.P. Carey, Inc., REIT	13,671	924,843
		$4,218,997
Restaurants – 1.2%
Dunkin Brands Group, Inc.	7,488	$ 488,442
Starbucks Corp.	20,326	1,495,791
Texas Roadhouse, Inc.	7,295	383,498
		$2,367,731
Specialty Chemicals – 1.5%
Air Products & Chemicals, Inc.	1,504	$ 363,156
Axalta Coating Systems Ltd. (a)	51,197	1,154,492
ChampionX Corp. (a)	12,383	120,858
Corteva, Inc.	15,500	415,245
DuPont de Nemours, Inc.	14,215	755,243
Univar Solutions, Inc. (a)	15,321	258,312
		$3,067,306
Specialty Stores – 6.8%
Amazon.com, Inc. (a)(s)	3,536	$ 9,755,187
Burlington Stores, Inc. (a)	2,456	483,660
Home Depot, Inc.	4,076	1,021,079
Ross Stores, Inc.	6,375	543,405
Target Corp.	13,515	1,620,854
		$13,424,185
Telecommunications - Wireless – 2.0%
American Tower Corp., REIT	7,436	$ 1,922,504
T-Mobile USA, Inc. (a)	19,974	2,080,292
		$4,002,796
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.7%
Verizon Communications, Inc.	24,333	$ 1,341,478
Tobacco – 0.5%
Philip Morris International, Inc.	13,110	$ 918,487
Trucking – 0.2%
Forward Air Corp.	6,464	$ 322,037
Utilities - Electric Power – 3.0%
American Electric Power Co., Inc.	12,619	$ 1,004,977
CenterPoint Energy, Inc.	21,051	393,022
CenterPoint Energy, Inc. (a)(z)	11,576	216,124
DTE Energy Co.	2,850	306,375
Duke Energy Corp.	2,289	182,868
Evergy, Inc.	11,345	672,645
Exelon Corp.	16,793	609,418
NextEra Energy, Inc.	5,685	1,365,367
PG&E Corp. (a)	20,868	185,099
Southern Co.	5,993	310,737
Xcel Energy, Inc.	11,422	713,875
		$5,960,507
Total Common Stocks (Identified Cost, $142,062,074)		$198,912,441
	Strike Price	First Exercise
Rights – 0.0%
Telecommunications - Wireless – 0.0%
T-Mobile USA, Inc. (1 share for 20 rights, Expiration 8/10/20) (a) (Identified Cost, $3,323)	$103	6/24/20	8,980	$ 1,509
	Shares/Par
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $1,335,751)	1,335,621	$ 1,335,755
Securities Sold Short – (0.8)%
Medical & Health Technology & Services – (0.4)%
Healthcare Services Group, Inc.	(30,634)	$ (749,308)
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp., REIT	(3,720)	$ (622,542)
Trucking – (0.1)%
XPO Logistics, Inc.	(1,913)	$ (147,779)
Total Securities Sold Short (Proceeds Received, $1,400,337)		$ (1,519,629)
Other Assets, Less Liabilities – (0.2)%		(413,207)
Net Assets – 100.0%		$198,316,869

6

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,335,755 and $198,913,950, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
CenterPoint Energy, Inc.	5/07/20	$186,142	$216,124
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At June 30, 2020, the fund had cash collateral of $119,941 and other liquid securities with an aggregate value of $3,442,798 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
7

MFS Core Equity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/20 Assets
Investments in unaffiliated issuers, at value (identified cost, $142,065,397)	$198,913,950
Investments in affiliated issuers, at value (identified cost, $1,335,751)	1,335,755
Cash	2,715
Deposits with brokers for
Securities sold short	119,941
Receivables for
Fund shares sold	3,112
Dividends	185,041
Other assets	2,513
Total assets	$200,563,027
Liabilities
Payables for
Securities sold short, at value (proceeds received, $1,400,337)	$1,519,629
Investments purchased	198,246
Fund shares reacquired	448,089
Payable to affiliates
Investment adviser	7,837
Administrative services fee	205
Shareholder servicing costs	81
Distribution and/or service fees	598
Accrued expenses and other liabilities	71,473
Total liabilities	$2,246,158
Net assets	$198,316,869
Net assets consist of
Paid-in capital	$121,404,812
Total distributable earnings (loss)	76,912,057
Net assets	$198,316,869
Shares of beneficial interest outstanding	8,224,579
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$153,769,636	6,357,331	$24.19
Service Class	44,547,233	1,867,248	23.86
See Notes to Financial Statements
8

MFS Core Equity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/20
Net investment income (loss)
Income
Dividends	$1,567,712
Other	10,759
Dividends from affiliated issuers	8,159
Income on securities loaned	713
Foreign taxes withheld	(4,144)
Total investment income	$1,583,199
Expenses
Management fee	$730,432
Distribution and/or service fees	54,764
Shareholder servicing costs	6,314
Administrative services fee	18,578
Independent Trustees' compensation	2,819
Custodian fee	6,000
Shareholder communications	15,085
Audit and tax fees	28,995
Legal fees	1,112
Dividend and interest expense on securities sold short	29,502
Interest expense and fees	521
Miscellaneous	15,670
Total expenses	$909,792
Reduction of expenses by investment adviser	(10,500)
Net expenses	$899,292
Net investment income (loss)	$683,907
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$8,060,401
Affiliated issuers	(526)
Foreign currency	(297)
Net realized gain (loss)	$8,059,578
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(14,107,633)
Affiliated issuers	26
Securities sold short	(109,219)
Translation of assets and liabilities in foreign currencies	(19)
Net unrealized gain (loss)	$(14,216,845)
Net realized and unrealized gain (loss)	$(6,157,267)
Change in net assets from operations	$(5,473,360)
See Notes to Financial Statements
9

MFS Core Equity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19
Change in net assets
From operations
Net investment income (loss)	$683,907	$1,426,764
Net realized gain (loss)	8,059,578	10,423,720
Net unrealized gain (loss)	(14,216,845)	46,036,440
Change in net assets from operations	$(5,473,360)	$57,886,924
Total distributions to shareholders	$—	$(28,139,029)
Change in net assets from fund share transactions	$(10,441,992)	$(1,702,049)
Total change in net assets	$(15,915,352)	$28,045,846
Net assets
At beginning of period	214,232,221	186,186,375
At end of period	$198,316,869	$214,232,221
See Notes to Financial Statements
10

MFS Core Equity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$24.81	$21.68	$25.21	$21.67	$21.28	$23.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.18	$0.20	$0.17	$0.21(c)	$0.17
Net realized and unrealized gain (loss)	(0.71)	6.59	(0.78)	5.04	2.16	(0.35)
Total from investment operations	$(0.62)	$6.77	$(0.58)	$5.21	$2.37	$(0.18)
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.18)	$(0.23)	$(0.17)	$(0.13)
From net realized gain	—	(3.43)	(2.77)	(1.44)	(1.81)	(1.81)
Total distributions declared to shareholders	$—	$(3.64)	$(2.95)	$(1.67)	$(1.98)	$(1.94)
Net asset value, end of period (x)	$24.19	$24.81	$21.68	$25.21	$21.67	$21.28
Total return (%) (k)(r)(s)(x)	(2.50)(n)	33.19	(3.83)	24.82	11.38(c)	(0.21)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88(a)	0.88	0.87	0.87	0.84(c)	0.86
Expenses after expense reductions (f)	0.87(a)	0.87	0.86	0.86	0.82(c)	0.85
Net investment income (loss)	0.76(a)	0.75	0.79	0.72	1.00(c)	0.75
Portfolio turnover	29(n)	37	40	39	60	50
Net assets at end of period (000 omitted)	$153,770	$167,488	$144,991	$171,038	$156,040	$156,450
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.84(a)	0.83	0.83	0.84	0.80(c)	0.84

See Notes to Financial Statements
11

MFS Core Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$24.50	$21.44	$24.96	$21.47	$21.10	$23.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.12	$0.14	$0.11	$0.16(c)	$0.11
Net realized and unrealized gain (loss)	(0.70)	6.51	(0.78)	4.99	2.13	(0.33)
Total from investment operations	$(0.64)	$6.63	$(0.64)	$5.10	$2.29	$(0.22)
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.11)	$(0.17)	$(0.11)	$(0.07)
From net realized gain	—	(3.43)	(2.77)	(1.44)	(1.81)	(1.81)
Total distributions declared to shareholders	$—	$(3.57)	$(2.88)	$(1.61)	$(1.92)	$(1.88)
Net asset value, end of period (x)	$23.86	$24.50	$21.44	$24.96	$21.47	$21.10
Total return (%) (k)(r)(s)(x)	(2.61)(n)	32.87	(4.07)	24.50	11.07(c)	(0.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13(a)	1.13	1.12	1.12	1.09(c)	1.11
Expenses after expense reductions (f)	1.12(a)	1.12	1.11	1.11	1.07(c)	1.10
Net investment income (loss)	0.51(a)	0.50	0.54	0.47	0.75(c)	0.50
Portfolio turnover	29(n)	37	40	39	60	50
Net assets at end of period (000 omitted)	$44,547	$46,744	$41,195	$46,453	$42,883	$47,083
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.09(a)	1.08	1.08	1.09	1.06(c)	1.09
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Household International, Inc., the total return for the year ended December 31, 2017 would have been lower by approximately 0.78%.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally
13

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$193,279,625	$216,124	$—	$193,495,749
Canada	2,335,273	—	—	2,335,273
United Kingdom	1,936,598	—	—	1,936,598
Netherlands	1,146,330	—	—	1,146,330
Mutual Funds	1,335,755	—	—	1,335,755
Total	$200,033,581	$216,124	$—	$200,249,705
Securities Sold Short	$(1,519,629)	$—	$—	$(1,519,629)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2020, this expense amounted to $29,502. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is
14

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2020, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$2,965,018
Long-term capital gains	25,174,011
Total distributions	$28,139,029
The federal tax cost and the tax basis components of distributable earnings were as follows:
15

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/20
Cost of investments	$143,834,551
Gross appreciation	62,599,149
Gross depreciation	(6,183,995)
Net unrealized appreciation (depreciation)	$56,415,154
As of 12/31/19
Undistributed ordinary income	3,900,983
Undistributed long-term capital gain	7,858,941
Other temporary differences	112,805
Net unrealized appreciation (depreciation)	70,512,688
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$21,988,555
Service Class	—	6,150,474
Total	$—	$28,139,029
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $10,500, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity), such that total annual operating expenses do not exceed 0.84% of average daily net assets for the Initial Class shares and 1.09% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022.  For the six months ended June 30, 2020, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
16

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $5,994, which equated to 0.0062% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $320.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0191% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $86,331 and $204,215, respectively. The sales transactions resulted in net realized gains (losses) of $(6,837).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, this reimbursement amounted to $7,120, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2020, purchases and sales of investments, other than short sales and short-term obligations, aggregated $57,688,777 and $66,133,870, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	139,839	$3,231,294	173,198	$4,231,121
Service Class	198,109	4,130,133	114,041	2,743,994
	337,948	$7,361,427	287,239	$6,975,115
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	988,694	$21,988,555
Service Class	—	—	279,694	6,150,474
	—	$—	1,268,388	$28,139,029
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MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(533,454)	$(12,383,882)	(1,099,951)	$(26,894,741)
Service Class	(238,737)	(5,419,537)	(407,368)	(9,921,452)
	(772,191)	$(17,803,419)	(1,507,319)	$(36,816,193)
Net change
Initial Class	(393,615)	$(9,152,588)	61,941	$(675,065)
Service Class	(40,628)	(1,289,404)	(13,633)	(1,026,984)
	(434,243)	$(10,441,992)	48,308	$(1,702,049)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $515 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,972,595	$17,672,879	$18,309,219	$(526)	$26	$1,335,755
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,159	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
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MFS Core Equity Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS Core Equity Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
20

Semiannual Report

June 30, 2020

MFS® Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

FCE-SEM

MFS® Emerging Markets Equity Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Emerging Markets Equity Portfolio

LETTER FROM THE EXECUTIVE CHAIR

Dear Contract Owners:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

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MFS Emerging Markets Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	6.7%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.3%
Alibaba Group Holding Ltd., ADR	3.7%
Housing Development Finance Corp. Ltd.	3.0%
Yum China Holdings, Inc.	2.8%
LUKOIL PJSC, ADR	2.5%
AIA Group Ltd.	2.4%
Banco Bradesco S.A., ADR	2.3%
NAVER Corp.	2.1%

GICS equity sectors (g)
Financials	25.4%
Information Technology	16.6%
Consumer Discretionary	14.1%
Communication Services	12.0%
Consumer Staples	10.6%
Industrials	7.8%
Energy	4.6%
Materials	3.1%
Real Estate	1.9%
Utilities	1.4%
Health Care	0.9%

Issuer country weightings (x)
China	32.8%
South Korea	14.4%
India	10.4%
Taiwan	8.8%
Hong Kong	8.0%
Brazil	5.3%
Russia	4.2%
Indonesia	2.2%
Malaysia	2.2%
Other Countries	11.7%

Currency exposure weightings (y)
Hong Kong Dollar	26.3%
South Korean Won	14.4%
Chinese Renminbi	10.8%
Indian Rupee	9.4%
Taiwan Dollar	8.8%
United States Dollar	6.9%
Brazilian Real	5.3%
Russian Ruble	4.2%
Indonesian Rupiah	2.2%
Other Currencies	11.7%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(x)

Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States (included in Other Countries) includes Cash & Cash Equivalents.

(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

MFS Emerging Markets Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2020 through June 30, 2020

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	1.23%	$1,000.00	$858.65	$5.68
	Hypothetical (h)	1.23%	$1,000.00	$1,018.75	$6.17
Service Class	Actual	1.48%	$1,000.00	$857.65	$6.84
	Hypothetical (h)	1.48%	$1,000.00	$1,017.50	$7.42

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.4%
Airlines – 0.9%
Shanghai International Air Co., Ltd.	34,700	$351,953

Alcoholic Beverages – 4.1%
Ambev S.A., ADR	161,243	$425,682
China Resources Beer Holdings Co. Ltd.	104,000	579,679
Kweichow Moutai Co. Ltd., “A”	3,000	620,381

		$1,625,742

Apparel Manufacturers – 0.5%
Shenzhou International Group Holdings Ltd.	15,500	$186,788

Automotive – 2.9%
Hero MotoCorp Ltd.	10,307	$349,376
Mahindra & Mahindra Ltd.	49,315	335,243
PT United Tractors Tbk	414,800	480,570

		$1,165,189

Brokerage & Asset Managers – 1.8%
B3 Brasil Bolsa Balcao S.A.	28,400	$287,703
Moscow Exchange MICEX-RTS PJSC	274,523	436,968

		$724,671

Business Services – 2.1%
Tata Consultancy Services Ltd.	30,595	$846,886

Computer Software – Systems – 0.7%
Linx S.A.	61,100	$284,709

Construction – 2.7%
Gree Electric Appliances, Inc.	43,200	$347,295
Techtronic Industries Co. Ltd.	76,000	743,281

		$1,090,576

Consumer Products – 0.3%
Dabur India Ltd.	17,365	$107,666

Consumer Services – 2.8%
51job, Inc., ADR (a)	10,298	$739,293
MakeMyTrip Ltd. (a)	23,817	364,877

		$1,104,170

Electrical Equipment – 0.7%
LS Electric Co. Ltd.	6,858	$275,914

Electronics – 13.2%
Samsung Electronics Co. Ltd.	52,636	$2,333,308
Silicon Motion Technology Corp., ADR	10,176	496,284
Taiwan Semiconductor Manufacturing Co. Ltd.	228,258	2,415,435

		$5,245,027

Energy – Integrated – 2.3%
LUKOIL PJSC, ADR	9,296	$690,321
Petroleo Brasileiro S.A., ADR	28,289	233,950

		$924,271

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Food & Beverages – 5.9%
AVI Ltd.	46,950	$190,857
Gruma S.A.B. de C.V.	5,569	60,101
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	137,641	605,697
Orion Corp.	7,243	812,990
Tata Consumer Products Ltd.	37,638	193,141
Tingyi (Cayman Islands) Holding Corp.	306,000	474,566

		$2,337,352

Forest & Paper Products – 0.6%
Suzano S.A. (a)	34,300	$232,047

Gaming & Lodging – 1.6%
Genting Berhad	430,900	$415,664
Kangwon Land, Inc.	12,795	230,817

		$646,481

General Merchandise – 1.0%
Bim Birlesik Magazalar A.S.	21,187	$210,216
Walmart de Mexico S.A.B. de C.V.	81,548	195,670

		$405,886

Insurance – 4.4%
AIA Group Ltd.	115,400	$1,076,501
Samsung Fire & Marine Insurance Co. Ltd.	4,564	667,801

		$1,744,302

Internet – 20.4%
Alibaba Group Holding Ltd., ADR (a)	8,211	$1,771,113
Baidu, Inc., ADR (a)	6,304	755,786
NAVER Corp.	4,970	1,114,608
NetEase.com, Inc., ADR	2,055	882,376
Tencent Holdings Ltd.	55,400	3,563,956

		$8,087,839

Machinery & Tools – 1.4%
Doosan Bobcat, Inc.	12,401	$274,910
Haitian International Holdings Ltd.	135,000	274,163

		$549,073

Major Banks – 4.1%
ABSA Group Ltd.	73,637	$361,979
Abu Dhabi Commercial Bank	98,206	132,344
Banco Bradesco S.A., ADR	74,504	283,860
China Construction Bank	1,036,670	838,646

		$1,616,829

Metals & Mining – 1.3%
Lundin Mining Corp.	51,371	$275,472
Vale S.A., ADR	22,209	228,975

		$504,447

Network & Telecom – 0.8%
VTech Holdings Ltd.	51,400	$308,712

4

MFS Emerging Markets Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Oil Services – 0.1%
Lamprell PLC (a)	100,159	$24,573

Other Banks & Diversified Financials – 9.4%
Banco de Chile	2,255,564	$199,085
Credicorp Ltd.	1,715	229,244
E.Sun Financial Holding Co. Ltd.	627,038	589,211
Grupo Financiero Inbursa S.A. de C.V. (a)	224,264	155,627
Housing Development Finance Corp. Ltd.	45,536	1,068,094
Komercni Banka A.S. (a)	10,406	241,692
Metropolitan Bank & Trust Co.	453,550	336,806
Public Bank Berhad	114,700	441,669
Sberbank of Russia	169,796	484,760

		$3,746,188

Pharmaceuticals – 0.8%
Genomma Lab Internacional S.A., “B” (a)	292,251	$298,424

Real Estate – 2.2%
Aldar Properties PJSC	330,781	$160,296
Hang Lung Properties Ltd.	173,000	409,816
Multiplan Empreendimentos Imobiliarios S.A.	29,200	110,075
Swire Properties Ltd.	74,800	189,932

		$870,119

Restaurants – 2.6%
Yum China Holdings, Inc.	21,501	$1,033,553

Specialty Chemicals – 0.8%
PTT Global Chemical PLC	209,700	$313,795

Specialty Stores – 1.2%
Jardine Strategic Holdings Ltd.	21,500	$463,325

Telecommunications – Wireless – 0.2%
Mobile TeleSystems PJSC, ADR	7,862	$72,252

Telephone Services – 2.0%
Hellenic Telecommunications Organization S.A.	45,457	$613,362
PT Telekomunikasi Indonesia	888,600	189,725

		$803,087

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Tobacco – 0.5%
PT Hanjaya Mandala Sampoerna Tbk	1,706,450	$197,682

Utilities – Electric Power – 2.1%
CESC Ltd.	44,129	$363,535
NTPC Ltd.	381,915	487,588

		$851,123

Total Common Stocks (Identified Cost, $29,456,710)		$39,040,651

INVESTMENT COMPANIES (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $475,473)	475,427	$475,474

OTHER ASSETS, LESS LIABILITIES – 0.4%		144,485

NET ASSETS – 100.0%		$39,660,610

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $475,474 and $39,040,651, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

See Notes to Financial Statements

5

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/20

Assets
Investments in unaffiliated issuers, at value (identified cost, $29,456,710)	$39,040,651
Investments in affiliated issuers, at value (identified cost, $475,473)	475,474
Foreign currency, at value (identified cost, $6)	6
Receivables for
Investments sold	342,937
Fund shares sold	6,274
Dividends	92,685
Receivable from investment adviser	13,743
Other assets	301
Total assets	$39,972,071

Liabilities
Payables for
Investments purchased	$25,367
Fund shares reacquired	147,441
Payable to affiliates
Administrative services fee	95
Shareholder servicing costs	33
Distribution and/or service fees	306
Deferred country tax expense payable	21,971
Accrued expenses and other liabilities	116,248
Total liabilities	$311,461
Net assets	$39,660,610

Net assets consist of
Paid-in capital	$29,298,046
Total distributable earnings (loss)	10,362,564
Net assets	$39,660,610
Shares of beneficial interest outstanding	2,735,595

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$17,257,599	1,179,323	$14.63
Service Class	22,403,011	1,556,272	14.40

See Notes to Financial Statements

6

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/20

Net investment income (loss)
Income
Dividends	$543,408
Dividends from affiliated issuers	3,140
Other	2,337
Income on securities loaned	91
Foreign taxes withheld	(51,448)
Total investment income	$497,528
Expenses
Management fee	$209,813
Distribution and/or service fees	28,032
Shareholder servicing costs	2,644
Administrative services fee	8,701
Independent Trustees’ compensation	597
Custodian fee	69,290
Shareholder communications	4,755
Audit and tax fees	37,226
Legal fees	248
Miscellaneous	12,135
Total expenses	$373,441
Reduction of expenses by investment adviser	(99,484)
Net expenses	$273,957
Net investment income (loss)	$223,571

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,613,341)
Affiliated issuers	(21)
Foreign currency	(19,285)
Net realized gain (loss)	$(1,632,647)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $8,768 increase in deferred country tax)	$(4,776,726)
Affiliated issuers	1
Translation of assets and liabilities in foreign currencies	(796)
Net unrealized gain (loss)	$(4,777,521)
Net realized and unrealized gain (loss)	$(6,410,168)
Change in net assets from operations	$(6,186,597)

See Notes to Financial Statements

7

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/20	Year ended 12/31/19
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$223,571	$747,171
Net realized gain (loss)	(1,632,647)	2,318,920
Net unrealized gain (loss)	(4,777,521)	5,464,287
Change in net assets from operations	$(6,186,597)	$8,530,378
Total distributions to shareholders	$—	$(1,657,028)
Change in net assets from fund share transactions	$(834,161)	$(5,052,431)
Total change in net assets	$(7,020,758)	$1,820,919

Net assets
At beginning of period	46,681,368	44,860,449
At end of period	$39,660,610	$46,681,368

See Notes to Financial Statements

8

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$17.04		$14.75	$17.19	$12.59	$11.59		$13.46

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.28	$0.11	$0.06	$0.15	(c)	$0.10
Net realized and unrealized gain (loss)	(2.50)		2.63	(2.49)	4.71	0.93		(1.84)
Total from investment operations	$(2.41)		$2.91	$(2.38)	$4.77	$1.08		$(1.74)

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.06)	$(0.17)	$(0.08)		$(0.13)
From net realized gain	—		(0.51)	—	—	—		—
Total distributions declared to shareholders	$—		$(0.62)	$(0.06)	$(0.17)	$(0.08)		$(0.13)
Net asset value, end of period (x)	$14.63		$17.04	$14.75	$17.19	$12.59		$11.59
Total return (%) (k)(r)(s)(x)	(14.14	)(n)	20.45	(13.89)	37.98	9.28	(c)	(12.89)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.55	1.50	1.53	1.34	(c)	1.65
Expenses after expense reductions (f)	1.23	(a)	1.29	1.37	1.40	1.13	(c)	1.40
Net investment income (loss)	1.24	(a)	1.76	0.65	0.41	1.29	(c)	0.74
Portfolio turnover	25	(n)	21	31	27	47		51
Net assets at end of period (000 omitted)	$17,258		$21,065	$20,887	$28,026	$22,605		$25,665

Service Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$16.78		$14.53	$16.94	$12.41	$11.42		$13.24

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.24	$0.07	$0.02	$0.12	(c)	$0.06
Net realized and unrealized gain (loss)	(2.45)		2.58	(2.46)	4.64	0.91		(1.80)
Total from investment operations	$(2.38)		$2.82	$(2.39)	$4.66	$1.03		$(1.74)

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.02)	$(0.13)	$(0.04)		$(0.08)
From net realized gain	—		(0.51)	—	—	—		—
Total distributions declared to shareholders	$—		$(0.57)	$(0.02)	$(0.13)	$(0.04)		$(0.08)
Net asset value, end of period (x)	$14.40		$16.78	$14.53	$16.94	$12.41		$11.42
Total return (%) (k)(r)(s)(x)	(14.18	)(n)	20.11	(14.13)	37.66	9.04	(c)	(13.08)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	1.80	1.75	1.78	1.58	(c)	1.90
Expenses after expense reductions (f)	1.48	(a)	1.54	1.62	1.65	1.37	(c)	1.65
Net investment income (loss)	1.02	(a)	1.52	0.40	0.16	1.02	(c)	0.46
Portfolio turnover	25	(n)	21	31	27	47		51
Net assets at end of period (000 omitted)	$22,403		$25,616	$23,973	$29,665	$24,307		$25,678

See Notes to Financial Statements

9

MFS Emerging Markets Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Emerging Markets Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Emerging Markets Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value

11

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$12,325,997	$699,248	$—	$13,025,245
South Korea	667,801	5,042,547	—	5,710,348
India	921,553	3,194,853	—	4,116,406
Taiwan	496,284	3,004,646	—	3,500,930
Hong Kong	3,191,567	—	—	3,191,567
Brazil	2,087,001	—	—	2,087,001
Russia	762,573	921,728	—	1,684,301
Indonesia	670,295	197,682	—	867,977
Malaysia	441,669	415,664	—	857,333
Other Countries	3,685,748	313,795	—	3,999,543
Mutual Funds	475,474	—	—	475,474
Total	$25,725,962	$13,790,163	$—	$39,516,125

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially

12

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2020, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$231,002
Long-term capital gains	1,426,026
Total distributions	$1,657,028

13

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$31,309,083
Gross appreciation	11,904,663
Gross depreciation	(3,697,621)
Net unrealized appreciation (depreciation)	$8,207,042

As of 12/31/19

Undistributed ordinary income	1,858,338
Undistributed long-term capital gain	1,754,547
Other temporary differences	(37,523)
Net unrealized appreciation (depreciation)	12,973,799

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$771,534
Service Class	—	885,494
Total	$—	$1,657,028

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $500 million	1.05%
In excess of $500 million	1.00%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $2,156, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 1.04% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.23% of average daily net assets for the Initial Class shares and 1.48% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, this reduction amounted to $97,328, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $2,481, which equated to 0.0124% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $163.

14

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0435% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $10,371 and $7,431, respectively. The sales transactions resulted in net realized gains (losses) of $2,498.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, this reimbursement amounted to $2,337, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $9,747,740 and $10,318,395, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	60,456	$842,256	45,254	$732,087
Service Class	201,662	2,426,678	189,058	2,968,265
	262,118	$3,268,934	234,312	$3,700,352

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	52,736	$771,534
Service Class	—	—	61,407	885,494
	—	$—	114,143	$1,657,028

Shares reacquired
Initial Class	(117,466)	$(1,705,010)	(277,562)	$(4,435,286)
Service Class	(171,764)	(2,398,085)	(374,054)	(5,974,525)
	(289,230)	$(4,103,095)	(651,616)	$(10,409,811)
Net change
Initial Class	(57,010)	$(862,754)	(179,572)	$(2,931,665)
Service Class	29,898	28,593	(123,589)	(2,120,766)
	(27,112)	$(834,161)	(303,161)	$(5,052,431)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Portfolio was the owner of record of approximately 8% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the

15

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $112 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$451,912	$7,119,020	$7,095,438	$(21)	$1	$475,474

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$3,140	$—

(8)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

16

MFS Emerging Markets Equity Portfolio

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

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MFS Emerging Markets Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

Semiannual Report

June 30, 2020

MFS® Global Governments Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

WGS-SEM

MFS® Global Governments Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Governments Portfolio

LETTER FROM THE EXECUTIVE CHAIR

Dear Contract Owners:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

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MFS Global Governments Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	49.8%
U.S. Treasury Securities	34.4%
Emerging Markets Bonds	6.3%
Municipal Bonds	0.7%
Commercial Mortgage-Backed Securities	0.6%
U.S. Government Agencies	0.5%
Mortgage-Backed Securities	0.3%
Investment Grade Corporates	0.3%
Collateralized Debt Obligations	0.2%

Composition including fixed income credit quality (a)(i)
AAA	5.8%
AA	14.3%
A	18.1%
BBB	9.7%
BB	6.1%
U.S. Government	34.4%
Federal Agencies	0.8%
Not Rated	3.9%
Cash & Cash Equivalents	5.4%
Other	1.5%

Portfolio facts (i)
Average Duration (d)	8.9
Average Effective Maturity (m)	11.3 yrs.

Issuer country weightings (i)(x)
United States	43.8%
Japan	16.0%
Italy	7.2%
United Kingdom	6.6%
Greece	6.0%
France	4.7%
Spain	3.4%
Australia	2.6%
Canada	2.6%
Other Countries	7.1%

Currency exposure weightings (i)(y)
United States Dollar	44.6%
Euro	26.2%
Japanese Yen	20.0%
British Pound Sterling	4.9%
Norwegian Krone	1.6%
New Zealand Dollar	1.5%
Canadian Dollar	0.8%
Danish Krone	0.4%
Swedish Krona	(0.3)%
Other Currencies	0.3%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

2

MFS Global Governments Portfolio

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

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MFS Global Governments Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2020 through June 30, 2020

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.88%	$1,000.00	$1,052.29	$4.49
	Hypothetical (h)	0.88%	$1,000.00	$1,020.49	$4.42
Service Class	Actual	1.13%	$1,000.00	$1,050.48	$5.76
	Hypothetical (h)	1.13%	$1,000.00	$1,019.24	$5.67

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.76%, $3.88, and $3.82 for Initial Class and 1.01%, $5.15, and $5.07 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

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MFS Global Governments Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS – 94.1%
Foreign Bonds – 57.3%
Australia – 2.6%
Commonwealth of Australia, 5.5%, 4/21/2023	AUD	750,000	$593,358
Commonwealth of Australia, 2.75%, 11/21/2027		1,150,000	913,032
Commonwealth of Australia, 4.5%, 4/21/2033		575,000	563,064
Commonwealth of Australia, 3.75%, 4/21/2037		1,100,000	1,029,952
Commonwealth of Australia, 3.25%, 6/21/2039		200,000	177,436

			$3,276,842

Belgium – 1.6%
Kingdom of Belgium, 1.25%, 4/22/2033	EUR	1,120,000	$1,457,235
Kingdom of Belgium, 1.6%, 6/22/2047		355,000	501,703

			$1,958,938

Canada – 2.6%
Government of Canada, 5.75%, 6/01/2033	CAD	500,000	$597,989
Government of Canada, 5%, 6/01/2037		250,000	305,055
Province of Alberta, 2.65%, 9/01/2023		1,450,000	1,134,462
Province of Ontario, 2.85%, 6/02/2023		1,450,000	1,138,970

			$3,176,476

Croatia – 0.2%
Republic of Croatia, 1.125%, 6/19/2029	EUR	250,000	$277,980

Cyprus – 0.5%
Republic of Cyprus, 0.625%, 1/21/2030	EUR	600,000	$654,820

France – 4.7%
Republic of France, 2.5%, 5/25/2030	EUR	1,750,000	$2,491,984
Republic of France, 1.25%, 5/25/2036		1,330,000	1,745,872
Republic of France, 3.25%, 5/25/2045		405,000	752,453
Republic of France, 4%, 4/25/2055		290,000	672,668
Republic of France, 1.75%, 5/25/2066		65,000	104,041

			$5,767,018

Germany – 0.2%
Landwirtschaftliche Rentenbank (Federal Republic of Germany), 0.5%, 5/27/2025		$300,000	$300,454

Greece – 6.0%
Hellenic Republic (Republic of Greece), 3.875%, 3/12/2029	EUR	5,400,000	$7,420,920

Iceland – 0.2%
Republic of Iceland, 8%, 6/12/2025	ISK	30,000,000	$277,866

Ireland – 0.9%
Republic of Ireland, 3.9%, 3/20/2023	EUR	500,000	$629,609
Republic of Ireland, 1.7%, 5/15/2037		310,000	427,039

			$1,056,648

Issuer	Shares/Par		Value ($)
BONDS – continued
Foreign Bonds – continued
Italy – 7.1%
Republic of Italy, 2.15%, 12/15/2021	EUR	2,000,000	$2,319,330
Republic of Italy, 0.35%, 2/01/2025		3,000,000	3,333,086
Republic of Italy, 3.5%, 3/01/2030		785,000	1,063,752
Republic of Italy, 2.45%, 9/01/2033		750,000	933,424
Republic of Italy, 2.25%, 9/01/2036		400,000	483,914
Republic of Italy, 5%, 9/01/2040		328,000	552,607
Republic of Italy, 3.25%, 9/01/2046		110,000	150,504

			$8,836,617

Japan – 16.0%
Government of Japan, 1%, 3/20/2022	JPY	100,000,000	$944,302
Government of Japan, 0.8%, 6/20/2023		60,000,000	571,082
Government of Japan, 2.9%, 11/20/2030		870,000,000	10,425,819
Government of Japan, 1.7%, 12/20/2031		137,000,000	1,498,137
Government of Japan, 2.4%, 3/20/2037		247,600,000	3,065,929
Government of Japan, 2.3%, 3/20/2040		227,000,000	2,849,447
Government of Japan, 1.8%, 3/20/2043		13,000,000	154,819
Government of Japan, 0.8%, 6/20/2047		25,000,000	245,934

			$19,755,469

New Zealand – 0.8%
Government of New Zealand, 5.5%, 4/15/2023	NZD	800,000	$590,398
Government of New Zealand, 1.5%, 5/15/2031		630,000	430,041

			$1,020,439

Norway – 1.0%
City of Oslo, 1.6%, 5/05/2022	NOK	6,000,000	$634,045
Kingdom of Norway, 2%, 5/24/2023 (n)		5,000,000	545,980

			$1,180,025

Portugal – 0.9%
Republic of Portugal, 4.95%, 10/25/2023	EUR	500,000	$661,375
Republic of Portugal, 4.1%, 2/15/2045		256,000	458,708

			$1,120,083

Spain – 3.4%
Kingdom of Spain, 0.4%, 4/30/2022	EUR	1,000,000	$1,140,206
Kingdom of Spain, 0.35%, 7/30/2023		1,600,000	1,833,156
Kingdom of Spain, 4.7%, 7/30/2041		215,000	408,535
Kingdom of Spain, 5.15%, 10/31/2044		370,000	769,789

			$4,151,686

Supranational – 0.2%
Inter-American Development Bank, 0.625%, 7/15/2025		$250,000	$251,392

Sweden – 1.9%
Kingdom of Sweden, 0.75%, 11/12/2029	SEK	15,345,000	$1,772,212

5

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Foreign Bonds – continued
Sweden – continued
Kommuninvest I Sverige AB, 0.375%, 2/16/2024 (n)		$300,000	$299,731
Swedish Export Credit Corp., 0.625%, 5/14/2025		300,000	300,761

			$2,372,704

United Kingdom – 6.5%
United Kingdom Treasury, 6%, 12/07/2028	GBP	215,000	$398,214
United Kingdom Treasury, 0.875%, 10/22/2029		1,095,000	1,451,290
United Kingdom Treasury, 4.25%, 3/07/2036		268,000	521,949
United Kingdom Treasury, 1.75%, 9/07/2037		2,050,000	3,044,276
United Kingdom Treasury, 4.25%, 12/07/2040		127,000	268,217
United Kingdom Treasury, 3.25%, 1/22/2044		330,000	641,778
United Kingdom Treasury, 4.25%, 12/07/2046		200,000	465,211
United Kingdom Treasury, 3.75%, 7/22/2052		339,000	803,722
United Kingdom Treasury, 4%, 1/22/2060		80,000	219,841
United Kingdom Treasury, 3.5%, 7/22/2068		100,000	278,671

			$8,093,169

Uruguay – 0.0%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$44,000	$51,425

Total Foreign Bonds			$71,000,971

U.S. Bonds – 36.8%
Asset-Backed & Securitized – 0.8%
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053		$315,000	$350,195
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072		233,275	259,943
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062		170,384	188,707
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 1.182% (LIBOR - 3mo. + 0.79%), 11/15/2026 (n)		192,983	189,757

			$988,602

Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$158,000	$169,575

Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021		$26,000	$26,293

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Bonds – continued
Industrial – continued
Howard University, Washington D.C., 2.738%, 10/01/2022	$28,000	$28,452
Howard University, Washington D.C., 2.801%, 10/01/2023	30,000	30,773
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	33,000	33,765
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	42,000	42,107

		$161,390

Mortgage-Backed – 0.3%
Freddie Mac, 3.32%, 2/25/2023	$5,000	$5,317
Freddie Mac, 4.06%, 10/25/2028	297,000	360,349

		$365,666

Municipals – 0.7%
Chicago, IL, Board of Education, “E”, BAM, 6.138%, 12/01/2039	$250,000	$308,960
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043	240,000	241,490
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	285,000	314,290

		$864,740

U.S. Government Agencies and Equivalents – 0.5%
Small Business Administration, 4.57%, 6/01/2025	$2,750	$2,920
Small Business Administration, 5.09%, 10/01/2025	2,458	2,614
Small Business Administration, 5.21%, 1/01/2026	35,394	37,743
Small Business Administration, 2.22%, 3/01/2033	442,945	457,145
Tennessee Valley Authority, 0.75%, 5/15/2025	96,000	97,257

		$597,679

U.S. Treasury Obligations – 34.2%
U.S. Treasury Bonds, 1.375%, 8/31/2020	$3,700,000	$3,707,322
U.S. Treasury Bonds, 2.25%, 2/15/2027	5,631,000	6,290,223
U.S. Treasury Bonds, 4.75%, 2/15/2037	709,000	1,130,716
U.S. Treasury Bonds, 4.5%, 8/15/2039	2,696,400	4,294,544
U.S. Treasury Bonds, 2.75%, 11/15/2042	1,861,000	2,383,534
U.S. Treasury Bonds, 3.625%, 2/15/2044	1,120,000	1,639,444
U.S. Treasury Bonds, 3%, 2/15/2048	2,680,000	3,668,773
U.S. Treasury Bonds, 3%, 2/15/2049	670,000	925,019
U.S. Treasury Notes, 2.625%, 5/15/2021	2,000,000	2,042,500
U.S. Treasury Notes, 2.125%, 5/15/2025 (f)	6,720,700	7,318,212
U.S. Treasury Notes, 1.5%, 8/15/2026	3,020,000	3,217,834
U.S. Treasury Notes, 2.875%, 5/15/2028	4,872,300	5,750,075

		$42,368,196

Total U.S. Bonds		$45,515,848

Total Bonds (Identified Cost, $108,879,974)		$116,516,819

6

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 5.5%
Money Market Funds – 5.5%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $6,895,253)	6,894,564	$6,895,253

OTHER ASSETS, LESS LIABILITIES – 0.4%		441,817

NET ASSETS – 100.0%		$123,853,889

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $6,895,253 and $116,516,819, respectively.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,035,468, representing 0.8% of net assets.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

AGM	Assured Guaranty Municipal

BAM	Build America Mutual

CLO	Collateralized Loan Obligation

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

Derivative Contracts at 6/30/20

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	432,000	USD	287,243	JPMorgan Chase Bank N.A.	7/17/2020	$10,907
AUD	620,000	USD	425,238	Merrill Lynch International	7/17/2020	2,662
AUD	135,149	USD	88,657	State Street Bank Corp.	7/17/2020	4,617
CAD	791,000	USD	572,400	BNP Paribas S.A.	7/17/2020	10,271
CAD	329,075	USD	237,121	Citibank N.A.	7/17/2020	5,284
CAD	492,713	USD	355,012	HSBC Bank	7/17/2020	7,933
CAD	793,000	USD	567,907	State Street Bank Corp.	7/17/2020	16,237
CAD	331,325	USD	240,590	UBS AG	7/17/2020	3,472
CHF	543,000	USD	559,219	UBS AG	7/17/2020	14,145
DKK	2,937,237	USD	431,464	Citibank N.A.	7/17/2020	11,518

7

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts – continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
EUR	6,813,893	USD	7,420,499	Citibank N.A.	7/17/2020	$237,348
EUR	414,000	USD	455,095	Merrill Lynch International	7/17/2020	10,181
EUR	474,000	USD	526,305	State Street Bank Corp.	7/17/2020	6,404
GBP	318,921	USD	389,297	Barclays Bank PLC	7/17/2020	5,915
GBP	251,000	USD	309,701	Merrill Lynch International	7/17/2020	1,342
MXN	63,405	USD	2,646	Barclays Bank PLC	7/17/2020	108
NOK	5,195,000	USD	533,445	Citibank N.A.	7/17/2020	6,312
NOK	5,764,000	USD	574,919	Morgan Stanley Capital Services, Inc.	7/17/2020	23,957
NZD	898,000	USD	558,791	Citibank N.A.	7/17/2020	20,721
NZD	879,073	USD	540,293	State Street Bank Corp.	7/17/2020	27,005
NZD	887,000	USD	563,740	UBS AG	7/17/2020	8,673
USD	563,672	AUD	809,000	Citibank N.A.	7/17/2020	5,332
USD	506,224	CAD	687,000	Brown Brothers Harriman	7/17/2020	162
USD	282,818	EUR	248,259	Citibank N.A.	7/17/2020	3,810
USD	2,308,936	EUR	2,036,440	HSBC Bank	7/17/2020	20,267
USD	2,203,875	EUR	1,955,319	State Street Bank Corp.	7/17/2020	6,373
USD	86,893	GBP	70,000	Brown Brothers Harriman	7/17/2020	148
USD	475,955	GBP	379,193	HSBC Bank	7/17/2020	6,051
USD	571,461	GBP	456,000	Merrill Lynch International	7/17/2020	6,378
USD	1,023,960	GBP	820,102	State Street Bank Corp.	7/17/2020	7,676
USD	2,467,357	JPY	264,570,079	HSBC Bank	7/17/2020	16,635
USD	313,841	JPY	33,624,000	State Street Bank Corp.	7/17/2020	2,381
USD	655,765	NOK	6,139,000	Morgan Stanley Capital Services, Inc.	7/17/2020	17,928
USD	587,923	SEK	5,470,000	Morgan Stanley Capital Services, Inc.	7/17/2020	797

						$528,950

Liability Derivatives
CAD	243,690	USD	180,708	UBS AG	7/17/2020	$(1,200)
EUR	463,000	USD	526,047	Merrill Lynch International	7/17/2020	(5,701)
EUR	2,561,000	USD	2,883,195	State Street Bank Corp.	7/17/2020	(4,994)
GBP	337,000	USD	423,256	Merrill Lynch International	7/17/2020	(5,640)
GBP	452,000	USD	561,368	State Street Bank Corp.	7/17/2020	(1,241)
JPY	234,607,000	USD	2,192,974	Merrill Lynch International	7/17/2020	(19,801)
JPY	658,973,292	USD	6,115,801	UBS AG	7/17/2020	(11,708)
NOK	5,041,000	USD	528,146	Brown Brothers Harriman	7/17/2020	(4,390)
USD	1,331,623	AUD	2,043,447	Citibank N.A.	7/17/2020	(78,684)
USD	910,087	AUD	1,324,651	Merrill Lynch International	7/17/2020	(4,135)
USD	570,738	AUD	836,000	Morgan Stanley Capital Services, Inc.	7/17/2020	(6,236)
USD	542,334	AUD	818,191	UBS AG	7/17/2020	(22,349)
USD	3,592,326	CAD	5,015,678	Goldman Sachs International	7/17/2020	(102,349)
USD	180,739	CAD	249,764	UBS AG	7/17/2020	(3,244)
USD	562,997	CHF	543,000	State Street Bank Corp.	7/17/2020	(10,367)
USD	1,405,959	EUR	1,267,450	Goldman Sachs International	7/17/2020	(18,475)
USD	730,872	EUR	676,811	HSBC Bank	7/20/2020	(29,818)
USD	1,014,245	EUR	903,000	Merrill Lynch International	7/17/2020	(598)
USD	2,924,507	EUR	2,682,154	UBS AG	7/17/2020	(89,853)
USD	1,565,321	GBP	1,273,647	Barclays Bank PLC	7/17/2020	(13,004)
USD	531,894	JPY	57,622,000	Merrill Lynch International	7/17/2020	(1,861)
USD	306,515	NOK	2,973,000	Merrill Lynch International	7/17/2020	(2,377)
USD	457,884	NZD	714,000	Goldman Sachs International	7/17/2020	(2,887)
USD	387,774	NZD	642,605	State Street Bank Corp.	7/17/2020	(26,923)
USD	123,258	SEK	1,186,013	Merrill Lynch International	7/17/2020	(4,044)
USD	565,753	SEK	5,445,000	Morgan Stanley Capital Services, Inc.	7/17/2020	(18,690)
USD	790,498	SEK	7,400,264	State Street Bank Corp.	7/17/2020	(3,814)

						$(494,383)

8

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	9	$1,784,881	September - 2020	$(30,861)

At June 30, 2020, the fund had liquid securities with an aggregate value of $38,112 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

9

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/20

Assets
Investments in unaffiliated issuers, at value (identified cost, $108,879,974)	$116,516,819
Investments in affiliated issuers, at value (identified cost, $6,895,253)	6,895,253
Receivables for
Forward foreign currency exchange contracts	528,950
Net daily variation margin on open futures contracts	1,467
Interest	591,343
Other assets	636
Total assets	$124,534,468

Liabilities
Payables for
Forward foreign currency exchange contracts	$494,383
Investments purchased	51,844
Fund shares reacquired	61,646
Payable to affiliates
Investment adviser	5,007
Administrative services fee	152
Shareholder servicing costs	11
Distribution and/or service fees	11
Accrued expenses and other liabilities	67,525
Total liabilities	$680,579
Net assets	$123,853,889

Net assets consist of
Paid-in capital	$116,901,024
Total distributable earnings (loss)	6,952,865
Net assets	$123,853,889
Shares of beneficial interest outstanding	10,995,654

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$123,057,795	10,923,488	$11.27
Service Class	796,094	72,166	11.03

See Notes to Financial Statements

10

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/20

Net investment income (loss)
Income
Interest	$843,841
Dividends from affiliated issuers	21,063
Total investment income	$864,904
Expenses
Management fee	$451,817
Distribution and/or service fees	976
Shareholder servicing costs	839
Administrative services fee	13,515
Independent Trustees’ compensation	2,215
Custodian fee	11,722
Shareholder communications	3,126
Audit and tax fees	37,801
Legal fees	733
Miscellaneous	16,668
Total expenses	$539,412
Reduction of expenses by investment adviser	(6,487)
Net expenses	$532,925
Net investment income (loss)	$331,979

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,685,188
Affiliated issuers	15
Forward foreign currency exchange contracts	77,384
Foreign currency	(30,859)
Net realized gain (loss)	$2,731,728
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,968,104
Affiliated issuers	(318)
Futures contracts	(30,861)
Forward foreign currency exchange contracts	3,090
Translation of assets and liabilities in foreign currencies	(2,085)
Net unrealized gain (loss)	$2,937,930
Net realized and unrealized gain (loss)	$5,669,658
Change in net assets from operations	$6,001,637

See Notes to Financial Statements

11

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/20	Year ended 12/31/19
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$331,979	$1,339,801
Net realized gain (loss)	2,731,728	3,992,401
Net unrealized gain (loss)	2,937,930	2,704,105
Change in net assets from operations	$6,001,637	$8,036,307
Total distributions to shareholders	$—	$(3,199,101)
Change in net assets from fund share transactions	$(12,518,108)	$(10,300,438)
Total change in net assets	$(6,516,471)	$(5,463,232)

Net assets
At beginning of period	130,370,360	135,833,592
At end of period	$123,853,889	$130,370,360

See Notes to Financial Statements

12

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$10.71		$10.34	$10.56	$9.87	$9.84		$10.47

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.11	$0.11	$0.08	$0.07	(c)	$0.09
Net realized and unrealized gain (loss)	0.53		0.53	(0.23)	0.61	(0.04	)(g)	(0.47)
Total from investment operations	$0.56		$0.64	$(0.12)	$0.69	$0.03		$(0.38)

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.10)	$—	$—		$(0.25)
Net asset value, end of period (x)	$11.27		$10.71	$10.34	$10.56	$9.87		$9.84
Total return (%) (k)(r)(s)(x)	5.23	(n)	6.08	(1.11)	6.99	0.30	(c)	(3.66)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.88	0.87	0.86	0.83	(c)	0.85
Expenses after expense reductions (f)	0.88	(a)	0.87	0.86	0.85	0.82	(c)	0.84
Net investment income (loss)	0.55	(a)	1.01	1.05	0.77	0.66	(c)	0.92
Portfolio turnover	64	(n)	107	79	67	75		94
Net assets at end of period (000 omitted)	$123,058		$129,565	$135,008	$159,652	$162,211		$182,978

Service Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$10.50		$10.14	$10.34	$9.69	$9.69		$10.31

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.08	$0.08	$0.05	$0.04	(c)	$0.07
Net realized and unrealized gain (loss)	0.51		0.51	(0.22)	0.60	(0.04	)(g)	(0.46)
Total from investment operations	$0.53		$0.59	$(0.14)	$0.65	$0.00	(w)	$(0.39)

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.06)	$—	$—		$(0.23)
Net asset value, end of period (x)	$11.03		$10.50	$10.14	$10.34	$9.69		$9.69
Total return (%) (k)(r)(s)(x)	5.05	(n)	5.79	(1.32)	6.71	0.00	(c)(w)	(3.86)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.13	1.12	1.11	1.08	(c)	1.10
Expenses after expense reductions (f)	1.13	(a)	1.12	1.11	1.10	1.07	(c)	1.09
Net investment income (loss)	0.30	(a)	0.76	0.80	0.52	0.41	(c)	0.67
Portfolio turnover	64	(n)	107	79	67	75		94
Net assets at end of period (000 omitted)	$796		$806	$826	$1,034	$1,572		$1,586

See Notes to Financial Statements

13

MFS Global Governments Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

14

MFS Global Governments Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Governments Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally

15

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$42,965,875	$—	$42,965,875
Non-U.S. Sovereign Debt	—	67,793,762	—	67,793,762
Municipal Bonds	—	864,740	—	864,740
U.S. Corporate Bonds	—	330,965	—	330,965
Residential Mortgage-Backed Securities	—	365,667	—	365,667
Commercial Mortgage-Backed Securities	—	798,845	—	798,845
Asset-Backed Securities (including CDOs)	—	189,757	—	189,757
Foreign Bonds	—	3,207,208	—	3,207,208
Mutual Funds	6,895,253	—	—	6,895,253
Total	$6,895,253	$116,516,819	$—	$123,412,072

Other Financial Instruments
Futures Contracts – Liabilities	$(30,861)	$—	$—	$(30,861)
Forward Foreign Currency Exchange Contracts – Assets	—	528,950	—	528,950
Forward Foreign Currency Exchange Contracts – Liabilities	—	(494,383)	—	(494,383)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

16

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2020 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(30,861)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	528,950	(494,383)
Total		$528,950	$(525,244)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$77,384

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(30,861)	$—
Foreign Exchange	—	3,090
Total	$(30,861)	$3,090

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

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MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

18

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and straddle loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$3,199,101

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$116,971,148
Gross appreciation	6,942,042
Gross depreciation	(501,118)
Net unrealized appreciation (depreciation)	$6,440,924

As of 12/31/19

Undistributed ordinary income	1,658,736
Capital loss carryforwards	(3,629,961)
Other temporary differences	6,417
Net unrealized appreciation (depreciation)	2,916,036

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(1,999,415)
Long-Term	(1,630,546)
Total	$(3,629,961)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$3,182,293
Service Class	—	16,808
Total	$—	$3,199,101

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $300 million	0.75%
In excess of $300 million and up to $1 billion	0.675%
In excess of $1 billion	0.625%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $6,487, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2020. For the six months ended June 30, 2020, the fund’s

19

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement. Effective August 1, 2020, The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.76% of average daily net assets for the Initial Class shares and 1.01% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $752, which equated to 0.0012% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $87.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0224% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

(4)	Portfolio Securities

For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$21,137,386	$40,169,570
Non-U.S. Government securities	52,997,455	44,748,911

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	930,928	$10,456,878	208,471	$2,210,929
Service Class	3,376	37,023	8,073	85,405
	934,304	$10,493,901	216,544	$2,296,334

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	288,774	$3,182,293
Service Class	—	—	1,553	16,808
	—	$—	290,327	$3,199,101

Shares reacquired
Initial Class	(2,102,584)	$(22,926,534)	(1,455,554)	$(15,647,362)
Service Class	(7,918)	(85,475)	(14,339)	(148,511)
	(2,110,502)	$(23,012,009)	(1,469,893)	$(15,795,873)

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MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Net change
Initial Class	(1,171,656)	$(12,469,656)	(958,309)	$(10,254,140)
Service Class	(4,542)	(48,452)	(4,713)	(46,298)
	(1,176,198)	$(12,518,108)	(963,022)	$(10,300,438)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 53%, 26%, and 10%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $322 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,936,006	$49,981,011	$48,021,461	$15	$(318)	$6,895,253

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$21,063	$—

(8)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

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MFS Global Governments Portfolio

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

22

MFS Global Governments Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

23

Semiannual Report
June 30, 2020
MFS®  Global Growth Portfolio
MFS® Variable Insurance Trust II
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund's annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.
If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.
WGO-SEM

MFS® Global Growth Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Growth Portfolio
LETTER FROM THE EXECUTIVE CHAIR
Dear Contract Owners:
Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
August 17, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Global Growth Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	4.7%
Alphabet, Inc., “A”	4.0%
Accenture PLC, “A”	2.6%
Alibaba Group Holding Ltd., ADR	2.6%
NAVER Corp.	2.4%
Nestle S.A.	2.4%
Apple, Inc.	2.2%
Adidas AG	2.1%
Tencent Holdings Ltd.	2.1%
Visa, Inc., “A”	2.0%
GICS equity sectors (g)
Information Technology	23.2%
Consumer Staples	14.1%
Consumer Discretionary	13.6%
Health Care	13.5%
Communication Services	13.5%
Industrials	9.9%
Financials	8.1%
Materials	3.2%
Issuer country weightings (x)
United States	58.6%
China	6.9%
Switzerland	5.4%
United Kingdom	5.3%
France	4.8%
Canada	3.9%
Germany	3.7%
South Korea	3.4%
Japan	2.0%
Other Countries	6.0%
Currency exposure weightings (y)
United States Dollar	61.9%
Euro	9.1%
British Pound Sterling	6.1%
Swiss Franc	5.4%
Hong Kong Dollar	4.7%
South Korean Won	3.4%
Chinese Renminbi	2.2%
Japanese Yen	2.0%
Indian Rupee	2.0%
Other Currencies	3.2%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2020.
The portfolio is actively managed and current holdings may be different.
2

MFS Global Growth Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2020 through June 30, 2020
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	1.00%	$1,000.00	$970.98	$4.90
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
Service Class	Actual	1.25%	$1,000.00	$969.85	$6.12
	Hypothetical (h)	1.25%	$1,000.00	$1,018.65	$6.27
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
3

MFS Global Growth Portfolio
Portfolio of Investments − 6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Airlines – 0.6%
Aena S.A. (a)	2,139	$ 285,256
Alcoholic Beverages – 3.1%
Diageo PLC	18,576	$ 617,215
Kweichow Moutai Co. Ltd., “A”	2,100	434,267
Pernod Ricard S.A.	2,898	455,989
		$1,507,471
Apparel Manufacturers – 6.6%
Adidas AG (a)	3,935	$ 1,032,739
Burberry Group PLC	28,339	561,663
LVMH Moet Hennessy Louis Vuitton SE	1,740	763,384
NIKE, Inc., “B”	6,419	629,383
VF Corp.	4,028	245,466
		$3,232,635
Brokerage & Asset Managers – 1.6%
Blackstone Group, Inc.	5,506	$ 311,970
Charles Schwab Corp.	14,680	495,303
		$807,273
Business Services – 9.5%
Accenture PLC, “A”	5,980	$ 1,284,026
Brenntag AG	3,882	203,984
Cognizant Technology Solutions Corp., “A”	10,182	578,541
Equifax, Inc.	3,192	548,641
Experian PLC	4,185	146,183
Fidelity National Information Services, Inc.	5,889	789,656
Fiserv, Inc. (a)	7,007	684,023
Intertek Group PLC	3,085	207,951
Verisk Analytics, Inc., “A”	1,230	209,346
		$4,652,351
Cable TV – 1.7%
Comcast Corp., “A”	21,947	$ 855,494
Computer Software – 4.7%
Microsoft Corp.	11,446	$ 2,329,376
Computer Software - Systems – 2.2%
Apple, Inc.	2,945	$ 1,074,336
Construction – 2.0%
Otis Worldwide Corp.	8,510	$ 483,878
Sherwin-Williams Co.	862	498,107
		$981,985
Consumer Products – 6.5%
Church & Dwight Co., Inc.	8,617	$ 666,094
Colgate-Palmolive Co.	7,960	583,150
Estee Lauder Cos., Inc., “A”	1,722	324,907
KOSE Corp.	4,900	588,136
L'Oréal	1,148	368,490
Reckitt Benckiser Group PLC	7,363	678,058
		$3,208,835
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.6%
Amphenol Corp., “A”	7,636	$ 731,605
Fortive Corp.	9,358	633,162
TE Connectivity Ltd.	5,100	415,905
		$1,780,672
Electronics – 4.5%
Analog Devices, Inc.	3,748	$ 459,655
Samsung Electronics Co. Ltd.	10,852	481,060
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,977	679,934
Texas Instruments, Inc.	4,449	564,889
		$2,185,538
Food & Beverages – 4.6%
Chr. Hansen Holding A.S.	661	$ 68,168
Danone S.A.	10,686	739,072
Nestle S.A.	10,592	1,170,939
PepsiCo, Inc.	2,128	281,449
		$2,259,628
Gaming & Lodging – 0.8%
Flutter Entertainment PLC	2,981	$ 391,354
General Merchandise – 1.7%
Dollarama, Inc.	24,569	$ 817,278
Health Maintenance Organizations – 1.0%
Cigna Corp.	2,514	$ 471,752
Insurance – 3.0%
AON PLC	4,472	$ 861,307
Marsh & McLennan Cos., Inc.	5,678	609,647
		$1,470,954
Internet – 12.4%
Alibaba Group Holding Ltd., ADR (a)	5,891	$ 1,270,689
Alphabet, Inc., “A” (a)	1,383	1,961,163
Baidu, Inc., ADR (a)	5,484	657,477
NAVER Corp.	5,317	1,192,428
Tencent Holdings Ltd.	15,900	1,022,868
		$6,104,625
Leisure & Toys – 1.9%
Electronic Arts, Inc. (a)	6,959	$ 918,936
Machinery & Tools – 1.7%
Daikin Industries Ltd.	2,600	$ 417,421
Nordson Corp.	1,327	251,745
Schindler Holding AG	739	173,937
		$843,103
Medical & Health Technology & Services – 1.0%
ICON PLC (a)	1,796	$ 302,554
PRA Health Sciences, Inc. (a)	2,070	201,390
		$503,944

4

MFS Global Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 8.7%
Abbott Laboratories	3,133	$ 286,450
Agilent Technologies, Inc.	6,311	557,703
Becton, Dickinson and Co.	3,052	730,252
Boston Scientific Corp. (a)	21,062	739,487
Danaher Corp.	2,363	417,849
Mettler-Toledo International, Inc. (a)	269	216,693
Stryker Corp.	3,429	617,872
Thermo Fisher Scientific, Inc.	1,979	717,071
		$4,283,377
Other Banks & Diversified Financials – 6.1%
Credicorp Ltd.	1,606	$ 214,674
HDFC Bank Ltd.	53,662	764,931
Julius Baer Group Ltd.	5,915	247,538
Mastercard, Inc., “A”	1,181	349,222
Moody's Corp.	1,707	468,964
Visa, Inc., “A”	4,962	958,509
		$3,003,838
Pharmaceuticals – 2.9%
Bayer AG	8,137	$ 597,252
Roche Holding AG	2,309	800,211
		$1,397,463
Railroad & Shipping – 2.6%
Adani Ports and Special Economic Zone Ltd.	45,638	$ 210,034
Canadian National Railway Co.	4,381	388,025
Canadian Pacific Railway Ltd.	2,712	692,482
		$1,290,541
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.9%
Starbucks Corp.	5,814	$ 427,852
Specialty Chemicals – 2.1%
Croda International PLC	6,264	$ 407,956
Ecolab, Inc.	1,811	360,299
Sika AG	1,282	246,739
		$1,014,994
Specialty Stores – 1.1%
Ross Stores, Inc.	3,465	$ 295,357
TJX Cos., Inc.	4,890	247,238
		$542,595
Total Common Stocks (Identified Cost, $29,990,614)		$48,643,456
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $430,868)	430,830	$ 430,873
Other Assets, Less Liabilities – (0.0)%		(20,507)
Net Assets – 100.0%		$49,053,822

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $430,873 and $48,643,456, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
5

MFS Global Growth Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/20 Assets
Investments in unaffiliated issuers, at value (identified cost, $29,990,614)	$48,643,456
Investments in affiliated issuers, at value (identified cost, $430,868)	430,873
Cash	1,579
Foreign currency, at value (identified cost, $4,062)	4,067
Receivables for
Interest and dividends	79,524
Receivable from investment adviser	7,795
Other assets	914
Total assets	$49,168,208
Liabilities
Payables for
Fund shares reacquired	$41,099
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	9
Distribution and/or service fees	29
Deferred country tax expense payable	5,598
Accrued expenses and other liabilities	67,555
Total liabilities	$114,386
Net assets	$49,053,822
Net assets consist of
Paid-in capital	$22,416,810
Total distributable earnings (loss)	26,637,012
Net assets	$49,053,822
Shares of beneficial interest outstanding	1,766,853
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$46,900,191	1,688,994	$27.77
Service Class	2,153,631	77,859	27.66
See Notes to Financial Statements
6

MFS Global Growth Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/20
Net investment income (loss)
Income
Dividends	$346,799
Dividends from affiliated issuers	1,963
Other	1,459
Income on securities loaned	411
Foreign taxes withheld	(19,674)
Total investment income	$330,958
Expenses
Management fee	$214,222
Distribution and/or service fees	2,552
Shareholder servicing costs	720
Administrative services fee	8,766
Independent Trustees' compensation	793
Custodian fee	11,605
Shareholder communications	3,516
Audit and tax fees	38,008
Legal fees	271
Miscellaneous	12,134
Total expenses	$292,587
Reduction of expenses by investment adviser	(51,931)
Net expenses	$240,656
Net investment income (loss)	$90,302
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $542 country tax)	$3,018,556
Affiliated issuers	(3)
Foreign currency	(498)
Net realized gain (loss)	$3,018,055
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $9,994 decrease in deferred country tax)	$(4,651,203)
Affiliated issuers	5
Translation of assets and liabilities in foreign currencies	363
Net unrealized gain (loss)	$(4,650,835)
Net realized and unrealized gain (loss)	$(1,632,780)
Change in net assets from operations	$(1,542,478)
See Notes to Financial Statements
7

MFS Global Growth Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19
Change in net assets
From operations
Net investment income (loss)	$90,302	$258,673
Net realized gain (loss)	3,018,055	4,790,508
Net unrealized gain (loss)	(4,650,835)	10,254,871
Change in net assets from operations	$(1,542,478)	$15,304,052
Total distributions to shareholders	$—	$(5,626,033)
Change in net assets from fund share transactions	$(2,423,373)	$(2,331,561)
Total change in net assets	$(3,965,851)	$7,346,458
Net assets
At beginning of period	53,019,673	45,673,215
At end of period	$49,053,822	$53,019,673
See Notes to Financial Statements
8

MFS Global Growth Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$28.60	$23.72	$26.53	$21.00	$20.88	$22.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.14	$0.15	$0.13	$0.25(c)	$0.12
Net realized and unrealized gain (loss)	(0.88)	8.00	(1.23)	6.51	1.08	(0.53)
Total from investment operations	$(0.83)	$8.14	$(1.08)	$6.64	$1.33	$(0.41)
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.14)	$(0.27)	$(0.13)	$(0.22)
From net realized gain	—	(3.10)	(1.59)	(0.84)	(1.08)	(0.94)
Total distributions declared to shareholders	$—	$(3.26)	$(1.73)	$(1.11)	$(1.21)	$(1.16)
Net asset value, end of period (x)	$27.77	$28.60	$23.72	$26.53	$21.00	$20.88
Total return (%) (k)(r)(s)(x)	(2.90)(n)	36.01	(4.83)	32.14	6.07(c)	(1.54)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22(a)	1.21	1.17	1.17	0.72(c)	1.17
Expenses after expense reductions (f)	1.00(a)	1.00	1.00	1.00	0.55(c)	1.01
Net investment income (loss)	0.39(a)	0.53	0.56	0.55	1.18(c)	0.52
Portfolio turnover	23(n)	22	22	21	25	26
Net assets at end of period (000 omitted)	$46,900	$50,911	$43,919	$54,886	$46,182	$48,932

See Notes to Financial Statements
9

MFS Global Growth Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$28.52	$23.65	$26.44	$20.94	$20.82	$22.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.07	$0.09	$0.07	$0.20(c)	$0.06
Net realized and unrealized gain (loss)	(0.88)	7.98	(1.24)	6.48	1.08	(0.53)
Total from investment operations	$(0.86)	$8.05	$(1.15)	$6.55	$1.28	$(0.47)
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.05)	$(0.21)	$(0.08)	$(0.15)
From net realized gain	—	(3.10)	(1.59)	(0.84)	(1.08)	(0.94)
Total distributions declared to shareholders	$—	$(3.18)	$(1.64)	$(1.05)	$(1.16)	$(1.09)
Net asset value, end of period (x)	$27.66	$28.52	$23.65	$26.44	$20.94	$20.82
Total return (%) (k)(r)(s)(x)	(3.02)(n)	35.66	(5.06)	31.77	5.85(c)	(1.82)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47(a)	1.46	1.42	1.42	0.94(c)	1.42
Expenses after expense reductions (f)	1.25(a)	1.25	1.25	1.25	0.77(c)	1.26
Net investment income (loss)	0.15(a)	0.26	0.34	0.31	0.94(c)	0.27
Portfolio turnover	23(n)	22	22	21	25	26
Net assets at end of period (000 omitted)	$2,154	$2,109	$1,754	$2,530	$2,355	$2,031
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. Excluding the effect of the reimbursement of expenses, the total return for the year ended December 31, 2016 would have been approximately 0.55% lower.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from
11

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$28,345,120	$—	$—	$28,345,120
China	3,385,301	—	—	3,385,301
Switzerland	2,639,364	—	—	2,639,364
United Kingdom	2,619,026	—	—	2,619,026
France	2,326,935	—	—	2,326,935
Canada	1,897,785	—	—	1,897,785
Germany	1,236,723	597,252	—	1,833,975
South Korea	—	1,673,488	—	1,673,488
Japan	1,005,557	—	—	1,005,557
Other Countries	1,941,940	974,965	—	2,916,905
Mutual Funds	430,873	—	—	430,873
Total	$45,828,624	$3,245,705	$—	$49,074,329
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is
12

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2020, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$613,029
Long-term capital gains	5,013,004
Total distributions	$5,626,033
The federal tax cost and the tax basis components of distributable earnings were as follows:
13

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/20
Cost of investments	$30,601,151
Gross appreciation	19,127,308
Gross depreciation	(654,130)
Net unrealized appreciation (depreciation)	$18,473,178
As of 12/31/19
Undistributed ordinary income	568,214
Undistributed long-term capital gain	4,491,547
Other temporary differences	951
Net unrealized appreciation (depreciation)	23,118,778
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$5,411,324
Service Class	—	214,709
Total	$—	$5,626,033
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $2,567, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, this reduction amounted to $49,364, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
14

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $633, which equated to 0.0027% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $87.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0368% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in purchase transactions pursuant to this policy, which amounted to $102,782.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, this reimbursement amounted to $1,120, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $11,120,223 and $13,237,399, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	43,201	$1,140,108	56,817	$1,564,798
Service Class	5,601	156,896	1,990	55,816
	48,802	$1,297,004	58,807	$1,620,614
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	212,126	$5,411,324
Service Class	—	—	8,433	214,709
	—	$—	220,559	$5,626,033
Shares reacquired
Initial Class	(134,424)	$(3,675,482)	(340,514)	$(9,290,250)
Service Class	(1,669)	(44,895)	(10,678)	(287,958)
	(136,093)	$(3,720,377)	(351,192)	$(9,578,208)
15

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount
Net change
Initial Class	(91,223)	$(2,535,374)	(71,571)	$(2,314,128)
Service Class	3,932	112,001	(255)	(17,433)
	(87,291)	$(2,423,373)	(71,826)	$(2,331,561)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $127 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$517,846	$5,276,051	$5,363,026	$(3)	$5	$430,873
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,963	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
16

MFS Global Growth Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS Global Growth Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Semiannual Report

June 30, 2020

MFS® Global Research Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

RES-SEM

MFS® Global Research Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Research Portfolio

LETTER FROM THE EXECUTIVE CHAIR

Dear Contract Owners:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Global Research Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.1%
Tencent Holdings Ltd.	2.0%
Facebook, Inc., “A”	1.8%
Salesforce.com, Inc.	1.6%
Visa, Inc., “A”	1.6%
Roche Holding AG	1.6%
Adobe Systems, Inc.	1.6%
Alphabet, Inc., “C”	1.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.4%

Global equity sectors (k)
Technology	26.5%
Financial Services	16.9%
Capital Goods	15.3%
Health Care	12.4%
Consumer Cyclicals	11.3%
Energy	6.9%
Consumer Staples	6.1%
Telecommunications/Cable Television	3.8%

Issuer country weightings (x)
United States	61.0%
France	5.5%
Switzerland	4.8%
China	4.7%
Germany	3.0%
Japan	3.0%
Hong Kong	2.6%
United Kingdom	2.3%
Canada	2.3%
Other Countries	10.8%

Currency exposure weightings (y)
United States Dollar	63.2%
Euro	12.8%
Hong Kong Dollar	5.4%
Swiss Franc	4.8%
Japanese Yen	3.0%
British Pound Sterling	2.8%
Canadian Dollar	1.7%
Taiwan Dollar	1.4%
Chinese Renminbi	1.2%
Other Currencies	3.7%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Research Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2020 through June 30, 2020

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.85%	$1,000.00	$963.96	$4.15
	Hypothetical (h)	0.85%	$1,000.00	$1,020.64	$4.27
Service Class	Actual	1.10%	$1,000.00	$962.88	$5.37
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Global Research Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.2%
Aerospace – 2.0%
Honeywell International, Inc.	6,165	$891,398
L3Harris Technologies, Inc.	2,360	400,421
Northrop Grumman Corp.	1,500	461,160

		$1,752,979

Alcoholic Beverages – 1.6%
China Resources Beer Holdings Co. Ltd.	56,000	$312,135
Constellation Brands, Inc., “A”	2,139	374,218
Diageo PLC	12,288	408,287
Kweichow Moutai Co. Ltd., “A”	1,200	248,152

		$1,342,792

Apparel Manufacturers – 2.7%
Adidas AG (a)	2,091	$548,782
Burberry Group PLC	16,347	323,988
LVMH Moet Hennessy Louis Vuitton SE	1,765	774,352
NIKE, Inc., “B”	7,198	705,764

		$2,352,886

Biotechnology – 0.6%
Illumina, Inc. (a)	1,439	$532,934

Brokerage & Asset Managers – 2.6%
Charles Schwab Corp.	22,765	$768,091
Euronext N.V.	8,903	892,725
NASDAQ, Inc.	5,015	599,142

		$2,259,958

Business Services – 3.9%
Accenture PLC, “A”	2,434	$522,629
Fidelity National Information Services, Inc.	8,126	1,089,615
Fiserv, Inc. (a)	8,897	868,525
Global Payments, Inc.	5,190	880,328

		$3,361,097

Cable TV – 0.8%
Comcast Corp., “A”	17,782	$693,142

Chemicals – 0.5%
FMC Corp.	3,915	$390,012

Computer Software – 8.8%
Adobe Systems, Inc. (a)	3,067	$1,335,096
Atlassian Corp. PLC, “A” (a)	1,698	306,099
Cadence Design Systems, Inc. (a)	7,517	721,331
Microsoft Corp. (s)	18,836	3,833,314
Salesforce.com, Inc. (a)	7,478	1,400,854

		$7,596,694

Computer Software – Systems – 2.7%
Apple, Inc.	3,169	$1,156,051
Constellation Software, Inc.	675	762,155
EPAM Systems, Inc. (a)	1,596	402,208

		$2,320,414

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Construction – 3.8%
AZEK Co. LLC (a)	18	$573
D.R. Horton, Inc.	6,572	364,417
Masco Corp.	15,231	764,749
Otis Worldwide Corp.	6,256	355,716
Sherwin-Williams Co.	1,495	863,886
Techtronic Industries Co. Ltd.	54,000	528,121
Vulcan Materials Co.	3,602	417,292

		$3,294,754

Consumer Products – 1.0%
Colgate-Palmolive Co.	5,603	$410,476
Kao Corp.	5,500	435,008

		$845,484

Consumer Services – 0.3%
51job, Inc., ADR (a)	3,674	$263,756

Electrical Equipment – 2.0%
HD Supply Holdings, Inc. (a)	11,667	$404,262
Schneider Electric SE	9,336	1,037,151
TE Connectivity Ltd.	3,678	299,941

		$1,741,354

Electronics – 3.5%
Intel Corp.	17,371	$1,039,307
NXP Semiconductors N.V.	7,012	799,648
Taiwan Semiconductor Manufacturing Co. Ltd.	114,000	1,206,353

		$3,045,308

Energy – Independent – 1.6%
ConocoPhillips	11,084	$465,750
Galp Energia SGPS S.A., “B”	37,312	431,567
Oil Search Ltd.	84,423	184,685
Valero Energy Corp.	4,599	270,513

		$1,352,515

Energy – Integrated – 0.9%
BP PLC	111,416	$424,107
Suncor Energy, Inc.	20,546	346,419

		$770,526

Food & Beverages – 3.0%
Danone S.A.	6,074	$420,094
Mondelez International, Inc.	10,744	549,341
Nestle S.A.	8,609	951,719
PepsiCo, Inc.	4,746	627,706

		$2,548,860

Food & Drug Stores – 0.9%
Wal-Mart Stores, Inc.	6,340	$759,405

Gaming & Lodging – 0.4%
Flutter Entertainment PLC	2,756	$361,815

4

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
General Merchandise – 0.8%
Dollar General Corp.	3,473	$661,641

Health Maintenance Organizations – 1.0%
Cigna Corp.	4,465	$837,857

Insurance – 3.6%
AIA Group Ltd.	126,200	$1,177,248
AON PLC	5,884	1,133,258
Chubb Ltd.	6,239	789,982

		$3,100,488

Internet – 6.7%
Alphabet, Inc., “A” (a)(s)	852	$1,208,179
Facebook, Inc., “A” (a)	6,661	1,512,513
NAVER Corp.	3,852	863,877
NetEase.com, Inc., ADR	1,217	522,555
Tencent Holdings Ltd.	26,200	1,685,481

		$5,792,605

Leisure & Toys – 0.9%
Electronic Arts, Inc. (a)	5,713	$754,402

Machinery & Tools – 2.9%
GEA Group AG	10,397	$328,821
Ingersoll Rand, Inc. (a)	15,721	442,074
Kubota Corp.	25,800	384,222
Roper Technologies, Inc.	2,091	811,852
Schindler Holding AG	1,567	368,823
Trane Technologies PLC	1,689	150,287

		$2,486,079

Major Banks – 2.9%
BNP Paribas (a)	25,631	$1,018,529
Goldman Sachs Group, Inc.	5,262	1,039,876
Mitsubishi UFJ Financial Group, Inc.	119,300	465,820

		$2,524,225

Medical & Health Technology & Services – 0.9%
ICON PLC (a)	4,648	$783,002

Medical Equipment – 4.9%
Becton, Dickinson and Co.	3,116	$745,565
Boston Scientific Corp. (a)	24,367	855,526
Danaher Corp.	6,213	1,098,645
EssilorLuxottica (a)	5,000	641,799
Medtronic PLC	9,329	855,469

		$4,197,004

Natural Gas – Distribution – 0.5%
China Resources Gas Group Ltd.	84,000	$409,135

Natural Gas – Pipeline – 0.3%
Enterprise Products Partners LP	14,773	$268,425

Network & Telecom – 0.8%
Equinix, Inc., REIT	983	$690,361

Other Banks & Diversified Financials – 6.0%
HDFC Bank Ltd.	57,370	$817,787
Julius Baer Group Ltd.	23,275	974,040
KBC Group N.V.	9,799	562,128

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Macquarie Group Ltd.	6,528	$537,345
Truist Financial Corp.	24,567	922,491
Visa, Inc., “A”	6,961	1,344,656

		$5,158,447

Pharmaceuticals – 5.0%
Bayer AG	8,356	$613,327
Johnson & Johnson	6,945	976,675
Roche Holding AG	3,865	1,339,461
Santen Pharmaceutical Co. Ltd.	37,200	683,192
Zoetis, Inc.	4,965	680,404

		$4,293,059

Printing & Publishing – 0.6%
Wolters Kluwer N.V.	6,495	$507,296

Railroad & Shipping – 0.6%
Canadian Pacific Railway Ltd.	2,083	$531,873

Real Estate – 1.7%
LEG Immobilien AG (a)	8,410	$1,067,695
STORE Capital Corp., REIT	18,411	438,366

		$1,506,061

Restaurants – 1.4%
Starbucks Corp.	8,150	$599,758
Yum China Holdings, Inc.	11,983	576,023

		$1,175,781

Specialty Chemicals – 3.4%
Akzo Nobel N.V.	4,712	$422,138
Croda International PLC	8,323	542,053
DuPont de Nemours, Inc.	11,901	632,300
Linde PLC	3,827	805,536
Sika AG	2,763	531,778

		$2,933,805

Specialty Stores – 3.3%
Amazon.com, Inc. (a)(s)	980	$2,703,644
Ross Stores, Inc.	2,013	171,588

		$2,875,232

Telecommunications – Wireless – 2.2%
Advanced Info Service Public Co. Ltd.	58,200	$348,362
American Tower Corp., REIT	1,947	503,378
KDDI Corp.	19,500	584,052
T-Mobile USA, Inc. (a)	4,522	470,966

		$1,906,758

Telephone Services – 0.8%
Hellenic Telecommunications Organization S.A.	27,179	$366,732
TELUS Corp.	19,298	323,671

		$690,403

Tobacco – 0.7%
British American Tobacco PLC	8,693	$334,401
Philip Morris International, Inc.	3,235	226,644

		$561,045

5

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Utilities – Electric Power – 3.7%
CLP Holdings Ltd.	51,000	$500,097
CMS Energy Corp.	14,840	866,953
Iberdrola S.A.	53,629	621,802
NextEra Energy, Inc.	2,975	714,506
Orsted A.S.	4,039	466,106

		$3,169,464

Total Common Stocks (Identified Cost, $68,444,385)		$85,401,133

INVESTMENT COMPANIES (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $1,028,200)	1,028,097	$1,028,200

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(380,698)

NET ASSETS – 100.0%		$86,048,635

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,028,200 and $85,401,133, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2020, the fund had cash collateral of $2,593 and other liquid securities with an aggregate value of $599,257 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

6

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/20

Assets
Investments in unaffiliated issuers, at value (identified cost, $68,444,385)	$85,401,133
Investments in affiliated issuers, at value (identified cost, $1,028,200)	1,028,200
Foreign currency, at value (identified cost, $182,754)	182,288
Deposits with brokers	2,593
Receivables for
Interest and dividends	142,335
Receivable from investment adviser	4,525
Other assets	480
Total assets	$86,761,554

Liabilities
Payables for
Investments purchased	$589,785
Fund shares reacquired	36,214
Payable to affiliates
Administrative services fee	122
Shareholder servicing costs	12
Distribution and/or service fees	99
Deferred country tax expense payable	10,748
Accrued expenses and other liabilities	75,939
Total liabilities	$712,919
Net assets	$86,048,635

Net assets consist of
Paid-in capital	$58,647,579
Total distributable earnings (loss)	27,401,056
Net assets	$86,048,635
Shares of beneficial interest outstanding	2,774,345

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$78,676,562	2,535,552	$31.03
Service Class	7,372,073	238,793	30.87

See Notes to Financial Statements

7

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/20

Net investment income (loss)
Income
Dividends	$796,429
Dividends from affiliated issuers	2,977
Income on securities loaned	973
Other	298
Foreign taxes withheld	(43,917)
Total investment income	$756,760
Expenses
Management fee	$311,306
Distribution and/or service fees	6,923
Shareholder servicing costs	914
Administrative services fee	10,962
Independent Trustees’ compensation	1,345
Custodian fee	17,739
Shareholder communications	6,116
Audit and tax fees	30,534
Legal fees	493
Miscellaneous	14,855
Total expenses	$401,187
Reduction of expenses by investment adviser	(41,255)
Net expenses	$359,932
Net investment income (loss)	$396,828

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $2,972 country tax)	$3,006,879
Affiliated issuers	(26)
Foreign currency	(48)
Net realized gain (loss)	$3,006,805
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $23,776 decrease in deferred country tax)	$(6,955,598)
Translation of assets and liabilities in foreign currencies	178
Net unrealized gain (loss)	$(6,955,420)
Net realized and unrealized gain (loss)	$(3,948,615)
Change in net assets from operations	$(3,551,787)

See Notes to Financial Statements

8

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/20	Year ended 12/31/19
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$396,828	$1,156,851
Net realized gain (loss)	3,006,805	5,831,269
Net unrealized gain (loss)	(6,955,420)	17,809,192
Change in net assets from operations	$(3,551,787)	$24,797,312
Total distributions to shareholders	$—	$(8,539,061)
Change in net assets from fund share transactions	$(3,570,986)	$(5,951,007)
Total change in net assets	$(7,122,773)	$10,307,244

Net assets
At beginning of period	93,171,408	82,864,164
At end of period	$86,048,635	$93,171,408

See Notes to Financial Statements

9

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$32.19		$27.00	$31.74	$25.69	$24.63		$25.18

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.40	$0.32	$0.28	$0.41	(c)	$0.25
Net realized and unrealized gain (loss)	(1.30)		7.88	(2.82)	6.24	0.93		(0.47)
Total from investment operations	$(1.16)		$8.28	$(2.50)	$6.52	$1.34		$(0.22)

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.33)	$(0.47)	$(0.28)		$(0.33)
From net realized gain	—		(2.75)	(1.91)	—	—		—
Total distributions declared to shareholders	$—		$(3.09)	$(2.24)	$(0.47)	$(0.28)		$(0.33)
Net asset value, end of period (x)	$31.03		$32.19	$27.00	$31.74	$25.69		$24.63
Total return (%) (k)(r)(s)(x)	(3.60	)(n)	31.96	(8.83)	25.51	5.44	(c)	(0.81)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.94	0.93	0.92	0.78	(c)	0.92
Expenses after expense reductions (f)	0.85	(a)	0.85	0.88	0.92	0.77	(c)	0.91
Net investment income (loss)	0.97	(a)	1.29	1.01	0.97	1.64	(c)	0.98
Portfolio turnover	23	(n)	27	22	33	40		40
Net assets at end of period (000 omitted)	$78,677		$87,138	$77,345	$98,434	$91,281		$98,321

Service Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$32.06		$26.89	$31.61	$25.59	$24.52		$25.06

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.32	$0.24	$0.21	$0.34	(c)	$0.19
Net realized and unrealized gain (loss)	(1.29)		7.85	(2.82)	6.20	0.94		(0.47)
Total from investment operations	$(1.19)		$8.17	$(2.58)	$6.41	$1.28		$(0.28)

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.23)	$(0.39)	$(0.21)		$(0.26)
From net realized gain	—		(2.75)	(1.91)	—	—		—
Total distributions declared to shareholders	$—		$(3.00)	$(2.14)	$(0.39)	$(0.21)		$(0.26)
Net asset value, end of period (x)	$30.87		$32.06	$26.89	$31.61	$25.59		$24.52
Total return (%) (k)(r)(s)(x)	(3.71	)(n)	31.62	(9.06)	25.17	5.21	(c)	(1.09)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.19	1.18	1.17	1.03	(c)	1.17
Expenses after expense reductions (f)	1.10	(a)	1.10	1.13	1.17	1.02	(c)	1.16
Net investment income (loss)	0.70	(a)	1.06	0.76	0.73	1.39	(c)	0.74
Portfolio turnover	23	(n)	27	22	33	40		40
Net assets at end of period (000 omitted)	$7,372		$6,034	$5,519	$7,312	$7,415		$8,151

See Notes to Financial Statements

10

MFS Global Research Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Global Research Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Research Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally

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Notes to Financial Statements (unaudited) – continued

traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$51,033,907	$805,536	$—	$51,839,443
France	4,784,650	—	—	4,784,650
Switzerland	4,165,821	—	—	4,165,821
China	4,017,237	—	—	4,017,237
Germany	1,945,298	613,327	—	2,558,625
Japan	2,552,294	—	—	2,552,294
Hong Kong	2,205,466	—	—	2,205,466
United Kingdom	2,032,836	—	—	2,032,836
Canada	1,964,118	—	—	1,964,118
Other Countries	5,506,919	3,773,724	—	9,280,643
Mutual Funds	1,028,200	—	—	1,028,200
Total	$81,236,746	$5,192,587	$—	$86,429,333

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the

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Notes to Financial Statements (unaudited) – continued

Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2020, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to partnership adjustments.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
12/31/19
Ordinary income (including any short-term capital gains)	$1,089,055
Long-term capital gains	7,450,006
Total distributions	$8,539,061

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$69,571,133
Gross appreciation	21,320,863
Gross depreciation	(4,462,663)
Net unrealized appreciation (depreciation)	$16,858,200

As of 12/31/19

Undistributed ordinary income	1,143,107
Undistributed long-term capital gain	5,840,630
Other temporary differences	165,172
Net unrealized appreciation (depreciation)	23,803,934

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

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MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$8,002,822
Service Class	—	536,239
Total	$—	$8,539,061

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $300 million	0.75%
In excess of $300 million	0.675%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $4,474, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.85% of average daily net assets for the Initial Class shares and 1.10% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, this reduction amounted to $36,781, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $850, which equated to 0.0020% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $64.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0264% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

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MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in purchase transactions pursuant to this policy, which amounted to $259,498.

(4)	Portfolio Securities

For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $19,237,781 and $22,561,369, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	7,815	$215,561	12,717	$387,963
Service Class	81,266	2,522,369	9,028	278,092
	89,081	$2,737,930	21,745	$666,055

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	277,010	$8,002,822
Service Class	—	—	18,619	536,239
	—	$—	295,629	$8,539,061

Shares reacquired
Initial Class	(179,607)	$(5,405,356)	(447,291)	$(13,761,706)
Service Class	(30,647)	(903,560)	(44,709)	(1,394,417)
	(210,254)	$(6,308,916)	(492,000)	$(15,156,123)

Net change
Initial Class	(171,792)	$(5,189,795)	(157,564)	$(5,370,921)
Service Class	50,619	1,618,809	(17,062)	(580,086)
	(121,173)	$(3,570,986)	(174,626)	$(5,951,007)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $225 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$458,273	$11,039,496	$10,469,543	$(26)	$—	$1,028,200

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$2,977	$—

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MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

(8)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

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MFS Global Research Portfolio

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

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MFS Global Research Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

19

Semiannual Report

June 30, 2020

MFS® Global Tactical Allocation Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

WTS-SEM

MFS® Global Tactical Allocation Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Tactical Allocation Portfolio

LETTER FROM THE EXECUTIVE CHAIR

Dear Contract Owners:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Global Tactical Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

			Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.1%	45.9%	(12.4)%	48.6%
	Japan	4.9%	3.1%	0.0%	8.0%
	Asia/Pacific ex-Japan	2.2%	5.7%	0.0%	7.9%
	Emerging Markets	4.9%	0.0%	0.0%	4.9%
	North America ex-U.S.	2.3%	0.0%	0.0%	2.3%
	Europe ex-U.K.	8.0%	0.0%	(6.1)%	1.9%
	Supranational	0.3%	0.0%	0.0%	0.3%
	United Kingdom	4.2%	0.0%	(6.5)%	(2.3)%
	Total	41.9%	54.7%	(25.0)%	71.6%
Equity	U.S. Large Cap	15.6%	0.0%	(2.8)%	12.8%
	Europe ex-U.K.	7.5%	3.2%	(1.9)%	8.8%
	United Kingdom	2.1%	2.7%	0.0%	4.8%
	North America ex-U.S.	1.4%	2.5%	0.0%	3.9%
	Emerging Markets	2.2%	6.3%	(5.4)%	3.1%
	Japan	3.1%	0.0%	(0.4)%	2.7%
	U.S. Small/Mid Cap	2.4%	0.0%	(2.3)%	0.1%
	Asia/Pacific ex-Japan	0.5%	2.3%	(2.7)%	0.1%
	Total	34.8%	17.0%	(15.5)%	36.3%
Real Estate-related	Non-U.S.	1.0%	0.0%	0.0%	1.0%
	U.S.	0.4%	0.0%	0.0%	0.4%
	Total	1.4%	0.0%	0.0%	1.4%
Cash	Cash & Cash Equivalents (d)				4.8%
	Other (e)				(14.1)%
	Total				(9.3)%
	Total Net Exposure Summary				100.0%

Strategic Allocation Targets & Net Exposure Ranges
Asset Class	Target (w)	Ranges (z)
Equities	35%	0 to 70%
Fixed Income, Cash and Cash Equivalents	65%	30 to 100%

Top ten holdings (c)
USD Interest Rate Swap, Receive 0.247% – JUN 2022	30.4%
USD Interest Rate Swap, Receive 1.582% – NOV 2024	12.7%
Australian Bond 10 yr Future – SEP 2020	5.7%
Japan Government Bond 10 yr Future – SEP 2020	3.1%
Euro-Bobl 5 yr Future – SEP 2020	(4.2)%
U.S. Treasury Note 5 yr Future – SEP 2020	(4.4)%
USD Interest Rate Swap, Pay 1.7% – NOV 2029	(6.1)%
U.S. Treasury Note 10 yr Future – SEP 2020	(6.2)%
Long Gilt 10 yr Future – SEP 2020	(6.7)%
Euro-Bund 10 yr Future – SEP 2020	(8.7)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.

MFS Global Tactical Allocation Portfolio

Portfolio Composition – continued

(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(w)	The strategic asset class allocations have been selected for investment over longer time periods. The actual strategic asset class weightings can deviate due to market movements and cash flows.
(z)	The fund’s net exposures to the asset classes referenced will normally fall within these ranges after taking into account the tactical overlay.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

MFS Global Tactical Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2020 through June 30, 2020

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.80%	$1,000.00	$963.43	$3.91
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
Service Class	Actual	1.05%	$1,000.00	$962.75	$5.12
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.02% of interest expense on uncovered collateral or margin obligations with the broker (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

MFS Global Tactical Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS – 60.4%
Aerospace – 0.4%
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)		$254,000	$275,799
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		350,000	377,031
L3Harris Technologies, Inc., 3.85%, 6/15/2023		475,000	516,834
Lockheed Martin Corp., 3.55%, 1/15/2026		749,000	861,083
Lockheed Martin Corp., 2.8%, 6/15/2050		127,000	133,647

			$2,164,394

Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027		$290,000	$273,103

Asset-Backed & Securitized – 1.5%
AA Bond Co. Ltd., 2.75%, 7/31/2043	GBP	475,000	$549,316
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.632%, 4/15/2053 (i)		$1,000,000	112,835
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		261,958	254,863
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 2.238% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		2,040,000	1,991,683
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.54% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)		584,500	578,817
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.294% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		773,500	761,897
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.314% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)		524,000	514,830
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 3.035% (LIBOR - 1mo. + 2.85%), 6/12/2020 (z)		357,000	357,893
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050		659,762	734,163
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,271,943	2,474,499

			$8,330,796

Automotive – 0.7%
Conti Gummi Finance B.V., 1.125%, 9/25/2024	EUR	191,000	$213,844
Continental AG, 2.5%, 8/27/2026		173,000	204,766
Delphi Automotive PLC, 1.5%, 3/10/2025		158,000	175,827
Ferrari N.V., 1.5%, 5/27/2025		360,000	406,743
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$1,184,000	1,425,415
Lear Corp., 3.8%, 9/15/2027		361,000	366,425

Issuer	Shares/Par		Value ($)
BONDS – continued
Automotive – continued
Volkswagen Financial Services AG, 1.5%, 10/01/2024	EUR	325,000	$368,106
Volkswagen International Finance N.V., 1.625%, 2/10/2024	GBP	200,000	246,066
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 6/17/2025	EUR	400,000	443,689

			$3,850,881

Broadcasting – 0.4%
Discovery, Inc., 4.125%, 5/15/2029		$664,000	$758,142
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	800,000	856,752
Prosus N.V., 3.68%, 1/21/2030 (n)		$200,000	209,421
RELX Finance B.V., 0.5%, 3/10/2028	EUR	100,000	110,026
ViacomCBS, Inc., 4.375%, 3/15/2043		$239,000	249,923

			$2,184,264

Brokerage & Asset Managers – 0.8%
Charles Schwab Corp., 5.375%, 6/01/2025		$481,000	$513,862
Deutsche Boerse AG, 1.25% to 6/17/2027, FLR (EUR Swap Rate - 5yr. + 1.681%) to 6/16/2047	EUR	100,000	112,069
E*TRADE Financial Corp., 2.95%, 8/24/2022		$314,000	326,942
Euroclear Bank S.A., 0.125%, 7/07/2025	EUR	140,000	156,524
Euroclear Investments S.A., 2.625%, 4/11/2048		300,000	356,633
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		$514,000	585,682
Low Income Investment Fund, 3.386%, 7/01/2026		150,000	156,253
Low Income Investment Fund, 3.711%, 7/01/2029		400,000	418,424
Raymond James Financial, 4.65%, 4/01/2030		1,041,000	1,240,568
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		536,000	557,642

			$4,424,599

Building – 0.2%
Holcim Finance (Luxembourg) S.A., 2.375%, 4/09/2025	EUR	363,000	$437,841
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		$294,000	316,400
Mohawk Capital Finance S.A., 1.75%, 6/12/2027	EUR	100,000	115,507
Vulcan Materials Co., 3.5%, 6/01/2030		$292,000	318,084

			$1,187,832

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Business Services – 0.6%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	800,000	$843,047
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$144,000	158,933
Fidelity National Information Services, Inc., 2.602%, 5/21/2025	GBP	100,000	132,072
Fidelity National Information Services, Inc., 3%, 8/15/2026		$658,000	729,066
Fiserv, Inc., 4.4%, 7/01/2049		254,000	309,139
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		507,000	545,506
Verisk Analytics, Inc., 4%, 6/15/2025		475,000	537,058

			$3,254,821

Cable TV – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$262,000	$346,226
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		267,000	295,521
Comcast Corp., 0.25%, 5/20/2027	EUR	150,000	165,303
Comcast Corp., 3.75%, 4/01/2040		$485,000	567,882
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		393,000	414,155
Eutelsat S.A., 2.25%, 7/13/2027	EUR	900,000	1,022,333
SES S.A., 1.625%, 3/22/2026		250,000	280,069
SES S.A. , 2%, 7/02/2028		253,000	282,250

			$3,373,739

Chemicals – 0.1%
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		$300,000	$265,248
Sherwin-Williams Co., 3.8%, 8/15/2049		200,000	218,063
Symrise AG, 1.25%, 11/29/2025	EUR	253,000	285,589

			$768,900

Computer Software – 0.3%
Dassault Systemes S.A., 0.125%, 9/16/2026	EUR	200,000	$222,314
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$634,000	699,557
Microsoft Corp., 4.1%, 2/06/2037		455,000	586,692
Microsoft Corp., 2.525%, 6/01/2050		279,000	290,999

			$1,799,562

Computer Software – Systems – 0.2%
Apple, Inc., 4.5%, 2/23/2036		$342,000	$451,156
Capgemini SE, 2%, 4/15/2029	EUR	300,000	361,861
Capgemini SE, 1.125%, 6/23/2030		200,000	222,062

			$1,035,079

Conglomerates – 0.2%
General Electric Co., 0.875%, 5/17/2025	EUR	225,000	$243,406
Roper Technologies, Inc., 2.95%, 9/15/2029		$150,000	163,848

Issuer	Shares/Par		Value ($)
BONDS – continued
Conglomerates – continued
Roper Technologies, Inc., 2%, 6/30/2030		$566,000	$566,422
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		285,000	317,645

			$1,291,321

Consumer Products – 0.3%
LVMH Moet Hennessy Louis Vuitton SE, 0.375%, 2/11/2031	EUR	100,000	$109,952
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$577,000	620,706
Reckitt Benckiser Treasury Services PLC, 0.375%, 5/19/2026	EUR	249,000	280,718
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$425,000	465,855
Reckitt Benckiser Treasury Services PLC, 1.75%, 5/19/2032	GBP	172,000	221,692

			$1,698,923

Consumer Services – 0.4%
Booking Holdings, Inc., 4.5%, 4/13/2027		$347,000	$398,552
Booking Holdings, Inc., 3.55%, 3/15/2028		286,000	312,423
Experian Finance PLC, 4.25%, 2/01/2029 (n)		692,000	804,839
Visa, Inc., 3.65%, 9/15/2047		320,000	388,797

			$1,904,611

Containers – 0.1%
DS Smith PLC, 0.875%, 9/12/2026	EUR	300,000	$324,896

Electrical Equipment – 0.0%
Amphenol Corp., 0.75%, 5/04/2026	EUR	208,000	$233,220

Electronics – 0.2%
ASML Holding N.V., 0.625%, 5/07/2029	EUR	106,000	$119,600
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$366,000	395,506
Broadcom, Inc., 4.25%, 4/15/2026 (n)		185,000	205,887
Broadcom, Inc., 4.15%, 11/15/2030 (n)		240,000	260,804

			$981,797

Emerging Market Quasi-Sovereign – 2.7%
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	500,000	$561,887
China Development Bank, 3.42%, 7/02/2024	CNY	10,670,000	1,534,428
China Development Bank, 3.45%, 9/20/2029		43,450,000	6,223,471
Export-Import Bank of India, 3.375%, 8/05/2026		$600,000	616,703
Export-Import Bank of India, 3.875%, 2/01/2028		600,000	621,671
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		398,000	409,741
Power Finance Corp. Ltd. (Republic of India), 3.75%, 12/06/2027		450,000	433,500

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Emerging Market Quasi-Sovereign – continued
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		$550,000	$571,974
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		2,084,000	2,469,185
State Grid Overseas Investment (2016) Ltd. (People’s Republic of China), 3.5%, 5/04/2027		1,007,000	1,113,207

			$14,555,767

Emerging Market Sovereign – 0.9%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$1,309,000	$1,529,907
Republic of Croatia, 1.125%, 6/19/2029	EUR	758,000	842,834
Republic of Croatia, 1.5%, 6/17/2031		708,000	793,099
Republic of Estonia, 0.125%, 6/10/2030		540,000	607,290
Republic of Peru, 2.392%, 1/23/2026		$74,000	76,960
Republic of Peru, 2.783%, 1/23/2031		428,000	456,462
State of Qatar, 4%, 3/14/2029 (n)		462,000	531,246
State of Qatar, 4.4%, 4/16/2050		200,000	247,540

			$5,085,338

Energy – Independent – 0.5%
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	300,000	$338,230
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$2,260,000	2,373,000

			$2,711,230

Energy – Integrated – 0.7%
BP Capital Markets America, Inc., 3.41%, 2/11/2026		$947,000	$1,047,360
Eni S.p.A., 1.25%, 5/18/2026	EUR	199,000	231,422
Eni S.p.A., 4.25%, 5/09/2029 (n)		$321,000	347,350
Exxon Mobil Corp., 2.61%, 10/15/2030		1,148,000	1,228,981
OMV AG, 0.75%, 6/16/2030	EUR	193,000	213,778
Shell International Finance B.V., 3.75%, 9/12/2046		$471,000	530,220

			$3,599,111

Entertainment – 0.0%
Royal Caribbean Cruises Ltd.,
3.7%, 3/15/2028		$214,000	$134,766

Financial Institutions – 0.5%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$266,000	$223,671
EXOR N.V., 2.25%, 4/29/2030	EUR	500,000	567,436
GE Capital International Funding Co., 3.373%, 11/15/2025		$959,000	1,006,252
Grand City Properties S.A., 2.5%, 7/24/2023	EUR	300,000	330,882
Grand City Properties S.A., 1.375%, 8/03/2026		700,000	808,660

			$2,936,901

Food & Beverages – 0.8%
Anheuser-Busch InBev S.A., 1.65%, 3/28/2031	EUR	300,000	$347,036
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$206,000	233,924

Issuer	Shares/Par		Value ($)
BONDS – continued
Food & Beverages – continued
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		$222,000	$295,968
Bacardi Ltd., 5.15%, 5/15/2038 (n)		335,000	393,019
Constellation Brands, Inc., 4.4%, 11/15/2025		481,000	555,968
Constellation Brands, Inc., 3.15%, 8/01/2029		527,000	565,090
Diageo Finance PLC, 1.875%, 3/27/2027	EUR	150,000	184,651
Diageo Finance PLC, 2.875%, 3/27/2029	GBP	350,000	488,989
Heineken N.V., 1.25%, 5/07/2033	EUR	436,000	491,773
PepsiCo, Inc., 3.875%, 3/19/2060		$706,000	895,161

			$4,451,579

Forest & Paper Products – 0.1%
Mondi Finance Europe GmbH, 2.375%, 4/01/2028	EUR	200,000	$242,232

Gaming & Lodging – 0.1%
Las Vegas Sands Corp., 3.9%, 8/08/2029		$171,000	$168,691
Marriott International, Inc., 4.625%, 6/15/2030		191,000	198,184

			$366,875

Industrial – 0.2%
CPI Property Group S.A., 2.75%, 5/12/2026	EUR	220,000	$252,610
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	250,000	289,870
Grainger PLC, 3%, 7/03/2030		159,000	197,697
Investor AB, 1.5%, 6/20/2039	EUR	160,000	189,631

			$929,808

Insurance – 0.7%
Aflac, Inc., 3.6%, 4/01/2030		$539,000	$627,254
American International Group, Inc., 3.875%, 1/15/2035		300,000	343,860
Argentum Zurich Insurance, 3.5%, 10/01/2046	EUR	400,000	500,969
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		350,000	419,760
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	100,000	124,708
Bupa Finance PLC, 4.125%, 6/14/2035		207,000	257,061
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050	EUR	300,000	325,095
Credit Agricole Assurances, 4.25% to 1/13/2025, FLR (EUR Swap Rate - 5yr. + 4.5%) to 1/13/2025		200,000	240,991
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 4/24/2029		300,000	328,623

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Insurance – continued
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050	EUR	486,000	$542,406

			$3,710,727

Insurance – Property & Casualty – 0.7%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$496,000	$525,283
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		355,000	476,444
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030 (n)		882,000	950,448
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		374,000	394,342
Marsh & McLennan Cos., Inc., 1.979%, 3/21/2030	EUR	100,000	123,330
Progressive Corp., 4.125%, 4/15/2047		$421,000	532,121
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	400,000	513,231
Willis North America, Inc., 3.875%, 9/15/2049		$465,000	512,945

			$4,028,144

International Market Quasi-Sovereign – 0.5%
Aeroports de Paris , 1%, 1/05/2029	EUR	200,000	$220,997
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.875%, 6/23/2039		188,000	204,957
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 1.375%, 4/16/2040		117,000	139,174
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 1/22/2029	GBP	200,000	256,494
Electricite de France S.A., 2%, 10/02/2030	EUR	200,000	248,042
Groupe ADP (Republic of France), 2.125%, 10/02/2026		200,000	241,205
Islandsbanki (Republic of Iceland), 1.125%, 1/19/2024		680,000	748,424
La Banque Postale (Republic of France), 0.5% to 6/17/2025, FLR (EURIBOR - 3mo. + 0.88%) to 6/17/2026		300,000	333,037
Ontario Teachers’ Finance Trust, 0.5%, 5/06/2025		300,000	343,693

			$2,736,023

International Market Sovereign – 19.3%
Belgium Kingdom, 1.45%, 6/22/2037	EUR	2,304,000	$3,099,263
Commonwealth of Australia, 2.5%, 5/21/2030	AUD	1,727,000	1,374,971
Commonwealth of Australia, 2.75%, 6/21/2035		4,646,000	3,883,781

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
Federal Republic of Germany, 1.25%, 8/15/2048	EUR	2,538,000	$3,883,550
Government of Canada, 2.25%, 6/01/2029	CAD	1,713,000	1,455,684
Government of Canada, 1.25%, 6/01/2030		3,665,000	2,886,565
Government of France, 0.75%, 5/25/2052 (n)	EUR	1,052,545	1,231,862
Government of Japan, 1.8%, 9/20/2030	JPY	486,600,000	5,306,790
Government of Japan, 1.8%, 6/20/2031		638,450,000	7,013,282
Government of Japan, 2.4%, 3/20/2037		203,750,000	2,522,952
Government of Japan, 0.5%, 6/20/2038		569,800,000	5,397,255
Government of Japan, 2.3%, 3/20/2040		417,150,000	5,236,329
Government of New Zealand, 1.5%, 5/15/2031	NZD	5,523,000	3,770,026
Kingdom of Spain, 1.85%, 7/30/2035	EUR	2,201,000	2,842,925
Kingdom of Sweden, 0.75%, 11/12/2029	SEK	14,965,000	1,728,326
Kingdom of Sweden, 0.125%, 5/12/2031 (n)		7,850,000	847,661
Republic of Cyprus, 1.5%, 4/16/2027	EUR	2,025,000	2,392,254
Republic of Cyprus, 0.625%, 1/21/2030		3,027,000	3,303,569
Republic of Cyprus, 2.75%, 2/26/2034		665,000	879,582
Republic of Cyprus, 1.25%, 1/21/2040		728,000	795,510
Republic of France, 1.25%, 5/25/2036		2,805,000	3,682,083
Republic of France, 1.5%, 5/25/2050		3,050,000	4,306,644
Republic of Iceland, 8%, 6/12/2025	ISK	122,987,000	1,139,129
Republic of Iceland, 0.625%, 6/03/2026	EUR	160,000	183,363
Republic of Italy, 0.35%, 2/01/2025		14,428,000	16,029,922
Republic of Italy, 0.95%, 8/01/2030		1,805,000	1,970,081
Republic of Italy, 2.95%, 9/01/2038 (n)		823,000	1,079,351
Republic of Portugal, 2.25%, 4/18/2034		612,000	820,009
Republic of Portugal, 4.1%, 4/15/2037		1,611,000	2,690,481
United Kingdom Treasury, 0.875%, 10/22/2029	GBP	3,885,000	5,149,098
United Kingdom Treasury, 1.75%, 9/07/2037		4,631,000	6,877,093
United Kingdom Treasury, 1.75%, 1/22/2049		1,397,000	2,233,231

			$106,012,622

Local Authorities – 0.8%
Province of Alberta, 0.5%, 4/16/2025	EUR	390,000	$447,270
Province of Alberta, 4.5%, 12/01/2040	CAD	665,000	672,308
Province of British Columbia, 2.3%, 6/18/2026		965,000	767,508

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Local Authorities – continued
Province of Ontario, 2.05%, 6/02/2030	CAD	2,368,000	$1,860,561
Province of Saskatchewan, 3.05%, 12/02/2028		1,005,000	838,986

			$4,586,633

Major Banks – 2.7%
Bank of America Corp., 2.625%, 4/19/2021		$787,000	$800,929
Bank of America Corp., 3.5%, 4/19/2026		1,079,000	1,214,571
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028		279,000	310,765
Bankinter S.A., 0.875%, 7/08/2026	EUR	500,000	544,403
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028		500,000	569,097
Credit Agricole S.A., 1% to 4/22/2025, FLR (EURIBOR - 3mo. + 1.25%) to 4/22/2026		200,000	226,594
Credit Agricole S.A., 1.625% to 6/05/2025, FLR (EUR Swap Rate - 5yr. + 1.9%) to 6/05/2030		200,000	225,579
Credit Suisse Group AG, 1.25%, 7/17/2025		400,000	457,763
Credit Suisse Group AG, 2.25% to 6/09/2027, FLR (GBP Government Yield - 1yr. + 2.23%) to 6/09/2028	GBP	219,000	272,674
Erste Group Bank AG, 0.875%, 5/13/2027	EUR	200,000	230,900
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030		400,000	428,440
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		$535,000	540,523
HSBC Holdings PLC, 4.375%, 11/23/2026		743,000	827,623
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,407,000	1,545,315
JPMorgan Chase & Co., 3.54%, 5/01/2028		605,000	675,234
Nationwide Building Society, 1.5%, 3/08/2026	EUR	450,000	523,160
NatWest Markets PLC, 2.75%, 4/02/2025		400,000	480,979
Royal Bank of Scotland Group PLC, 3.622% to 8/14/2025, FLR (GBP Government Yield - 5yr. + 3.55%) to 8/14/2030	GBP	125,000	158,561
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$936,000	1,044,158
Svenska Handelsbanken AB, 0.5%, 2/18/2030	EUR	500,000	549,555
Svenska Handelsbanken AB, 5.25%, 12/29/2049		$606,000	602,970

Issuer	Shares/Par		Value ($)
BONDS – continued
Major Banks – continued
UBS Group Funding (Switzerland) AG, 2.859%, 8/15/2023 (n)		$300,000	$310,728
UniCredit S.p.A., 1.25% to 6/16/2025, FLR (EURIBOR - 3mo. + 1.6%) to 6/16/2026	EUR	347,000	387,881
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		$962,000	1,016,416
Wells Fargo & Co., 0.625%, 8/14/2030	EUR	450,000	476,916
Wells Fargo & Co., 3.9%, 5/01/2045		$407,000	477,058

			$14,898,792

Medical & Health Technology & Services – 0.5%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$200,000	$220,853
BayCare Health System, Inc., 3.831%, 11/15/2050		634,000	776,187
Cigna Corp., 4.125%, 11/15/2025		430,000	494,296
HCA, Inc., 5.125%, 6/15/2039		195,000	227,296
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		350,000	375,793
Thermo Fisher Scientific, Inc., 0.875%, 10/01/2031	EUR	200,000	221,760
Toledo Hospital, 6.015%, 11/15/2048		$309,000	439,021

			$2,755,206

Medical Equipment – 0.1%
Abbott Ireland Financing DAC, 1.5%, 9/27/2026	EUR	350,000	$419,996
Boston Scientific Corp., 0.625%, 12/01/2027		150,000	166,100
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028		150,000	164,508

			$750,604

Metals & Mining – 0.1%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$326,000	$393,784
Newcrest Finance Pty Ltd., 3.25%, 5/13/2030 (n)		321,000	344,788

			$738,572

Midstream – 0.3%
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)		$258,000	$263,230
MPLX LP, 4.5%, 4/15/2038		359,000	359,068
Plains All American Pipeline, 3.55%, 12/15/2029		231,000	225,053
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		730,000	783,623
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)		99,000	109,910

			$1,740,884

Mortgage-Backed – 6.9%
Fannie Mae, 5%, 12/01/2020 - 8/01/2040		$1,718,346	$1,973,863
Fannie Mae, 4.5%, 7/01/2023 - 2/01/2046		5,943,735	6,589,222

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037	$142,147	$163,196
Fannie Mae, 6%, 9/01/2037 - 6/01/2038	228,181	264,109
Fannie Mae, 4%, 11/01/2040 - 2/01/2041	3,127,348	3,432,544
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047	2,999,032	3,270,660
Fannie Mae, 2.5%, 6/01/2050 - 7/01/2050	170,551	181,500
Fannie Mae, TBA, 2%, 7/16/2035 - 8/13/2050	900,000	926,491
Fannie Mae, TBA, 3%, 7/16/2035	1,125,000	1,182,481
Fannie Mae, TBA, 2.5%, 7/25/2035 - 8/25/2050	3,595,000	3,753,899
Fannie Mae, TBA, 1.5%, 9/25/2035	100,000	101,469
Federal Home Loan Bank, 3%, 6/01/2050	73,454	78,049
Freddie Mac, 4%, 7/01/2025	85,815	90,739
Freddie Mac, 1.481%, 3/25/2027 (i)	809,000	65,917
Freddie Mac, 3.224%, 3/25/2027	4,000,000	4,548,689
Freddie Mac, 3.286%, 11/25/2027	1,303,000	1,502,100
Freddie Mac, 3.9%, 4/25/2028	1,710,000	2,047,832
Freddie Mac, 1.868%, 4/25/2030 (i)	1,365,340	223,434
Freddie Mac, 1.915%, 4/25/2030 (i)	984,613	143,104
Freddie Mac, 3.424%, 4/25/2032	800,000	940,840
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037	35,285	40,238
Freddie Mac, 5%, 10/01/2036 - 7/01/2041	585,481	667,763
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	1,104,646	1,228,196
Freddie Mac, 3.5%, 1/01/2047	1,090,794	1,160,536
Freddie Mac, 3%, 5/01/2050	172,975	188,148
Ginnie Mae, 5%, 5/15/2040	111,428	127,271
Ginnie Mae, 3.5%, 6/20/2043	947,549	1,029,851
Ginnie Mae, TBA, 3.5%, 7/21/2050	1,725,000	1,820,212

		$37,742,353

Municipals – 0.6%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	$55,000	$55,604
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	480,000	529,330
Missouri Health & Educational Facilities Authority, Taxable Education Facilities Rev. (Washington University of St. Louis), “A”, 3.229%, 5/15/2050	930,000	1,059,586
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029	421,000	508,736
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030	572,000	663,114
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022	245,000	246,164

		$3,062,534

Issuer	Shares/Par		Value ($)
BONDS – continued
Natural Gas – Distribution – 0.4%
ENGIE S.A., 0.5%, 10/24/2030	EUR	300,000	$328,319
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		$360,000	341,100
Naturgy Finance B.V., 1.25%, 1/15/2026	EUR	400,000	467,173
NiSource, Inc., 2.95%, 9/01/2029		$534,000	578,628
NiSource, Inc., 3.6%, 5/01/2030		429,000	491,382

			$2,206,602

Natural Gas – Pipeline – 0.1%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$615,000	$736,252

Network & Telecom – 0.2%
Verizon Communications, Inc., 3.15%, 3/22/2030		$525,000	$588,904
Verizon Communications, Inc., 0.875%, 3/19/2032	EUR	330,000	363,421

			$952,325

Oil Services – 0.1%
Halliburton Co., 5%, 11/15/2045		$254,000	$260,737

Oils – 0.1%
Neste Oyj, 1.5%, 6/07/2024	EUR	400,000	$458,168
Valero Energy Corp., 4.9%, 3/15/2045		$250,000	291,917

			$750,085

Other Banks & Diversified Financials – 1.2%
AIB Group PLC, 1.25%, 5/28/2024	EUR	455,000	$510,222
Belfius Bank S.A., 0.375%, 2/13/2026		800,000	878,253
Deutsche Bank AG, 2.625%, 12/16/2024	GBP	500,000	621,985
Deutsche Bank AG, 1.375% to 6/10/2025, FLR (EURIBOR - 3mo. + 1.67%) to 6/10/2026	EUR	105,000	119,714
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$584,000	637,648
Groupe BPCE S.A., 1.375%, 12/23/2026	GBP	400,000	500,805
ING Groep N.V., 2.125% to 5/26/2026, FLR (EUR Swap Rate - 5yr. + 2.4%) to 5/26/2031	EUR	200,000	229,835
Intesa Sanpaolo S.p.A., 2.125%, 5/26/2025		493,000	575,396
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030	GBP	300,000	357,988
KBC Group N.V., 0.375% to 6/16/2026, FLR (EURIBOR - 3mo. + 0.72%) to 6/16/2027	EUR	200,000	224,412
KBC Group N.V., 0.5% to 12/03/2024, FLR (EUR Swap Rate - 5yr. + 1.1%) to 12/03/2029		200,000	216,784
Macquarie Group Ltd., 1.25% to 3/5/2024, FLR (EURIBOR - 3mo. + 0.839%) to 3/05/2025		300,000	338,274
UBS AG, 5.125%, 5/15/2024		$866,000	937,899
Virgin Money UK PLC, 2.875% to 6/24/2024, FLR (EUR Swap Rate - 1yr. + 3.25%) to 6/24/2025	EUR	196,000	219,986

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Virgin Money UK PLC, 4% to 9/03/2026, FLR (GBP Government Yield - 1yr. + 3.75%) to 9/03/2027	GBP	330,000	$412,280

			$6,781,481

Pharmaceuticals – 0.1%
Takeda Pharmaceutical Co. Ltd., 1.375%, 7/09/2032	EUR	374,000	$420,916
Upjohn Finance B.V., 1.362%, 6/23/2027		228,000	257,702

			$678,618

Printing & Publishing – 0.1%
Wolters Kluwer N.V., 0.75%, 7/03/2030	EUR	249,000	$276,176

Real Estate – Apartment – 0.0%
Camden Property Trust, 2.8%, 5/15/2030		$164,000	$177,418

Real Estate – Office – 0.2%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$447,000	$472,799
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	250,000	275,604
Merlin Properties SOCIMI S.A., REIT, 1.875%, 12/04/2034		200,000	206,607

			$955,010

Real Estate – Other – 0.1%
SELP Finance S.à r.l., 1.5%, 12/20/2026	EUR	400,000	$439,906

Real Estate – Retail – 0.5%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$610,000	$623,886
Realty Income Corp., REIT, 3.25%, 1/15/2031		516,000	558,264
Regency Centers Corp., 3.7%, 6/15/2030		745,000	803,741
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028		192,000	193,482
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		516,000	497,323

			$2,676,696

Retailers – 0.1%
Home Depot, Inc., 3%, 4/01/2026		$525,000	$590,072

Specialty Chemicals – 0.0%
Covestro AG, 0.875%, 2/03/2026	EUR	126,000	$141,213

Specialty Stores – 0.0%
Richemont International Holding S.A., 0.75%, 5/26/2028	EUR	175,000	$201,984

Supermarkets – 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	680,000	$552,650

Supranational – 0.3%
Corporacion Andina de Fomento, 1.625%, 6/03/2025	EUR	500,000	$567,227
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	465,000	375,280

Issuer	Shares/Par		Value ($)
BONDS – continued
Supranational – continued
West African Development Bank, 4.7%, 10/22/2031		$900,000	$905,760

			$1,848,267

Telecommunications – Wireless – 0.8%
American Tower Corp., REIT, 4.7%, 3/15/2022		$257,000	$274,742
American Tower Corp., REIT, 3.5%, 1/31/2023		662,000	707,323
American Tower Corp., REIT, 3.6%, 1/15/2028		301,000	335,822
Crown Castle International Corp., 1.35%, 7/15/2025		285,000	287,031
Crown Castle International Corp., 3.7%, 6/15/2026		345,000	386,032
Rogers Communications, Inc., 3.7%, 11/15/2049		528,000	581,299
Tele2 AB Co., 2.125%, 5/15/2028	EUR	700,000	853,987
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)		$774,000	842,414

			$4,268,650

Telephone Services – 0.0%
Iliad S.A., 2.375%, 6/17/2026	EUR	200,000	$224,904

Tobacco – 0.2%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	223,000	$274,109
B.A.T. Netherlands Finance B.V., 2.375%, 10/07/2024	EUR	390,000	462,977
Imperial Brands Finance PLC, 1.375%, 1/27/2025		300,000	339,930

			$1,077,016

Transportation – Services – 0.6%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	600,000	$768,965
Deutsche Bank AG, 0.375%, 5/20/2026	EUR	349,000	394,432
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$494,000	632,837
Heathrow Funding Ltd., 1.5%, 2/11/2030	EUR	200,000	224,946
Transurban Finance Co., 1.75%, 3/29/2028		296,000	339,864
Vinci S.A., 3.75%, 4/10/2029 (n)		$706,000	813,955

			$3,174,999

U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 5.31%, 5/01/2027		$33,220	$36,220
Small Business Administration, 2.22%, 3/01/2033		981,174	1,012,630

			$1,048,850

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
U.S. Treasury Obligations – 6.4%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)		$6,458,000	$9,136,556
U.S. Treasury Bonds, 3.125%, 2/15/2043 (f)		4,179,400	5,666,679
U.S. Treasury Bonds, 2.25%, 8/15/2049		369,300	444,126
U.S. Treasury Bonds, 2.375%, 11/15/2049		2,358,000	2,912,498
U.S. Treasury Notes, 2%, 11/15/2026 (f)		5,750,000	6,313,770
U.S. Treasury Notes, 2.25%, 11/15/2027 (f)		1,411,000	1,589,139
U.S. Treasury Notes, 2.375%, 5/15/2029 (f)		7,820,500	9,025,346

			$35,088,114

Utilities – Electric Power – 1.8%
American Electric Power, 2.3%, 3/01/2030		$706,000	$708,839
AusNet Services Holdings Pty Ltd., 0.625%, 8/25/2030	EUR	400,000	450,272
Duke Energy Corp., 3.75%, 9/01/2046		$550,000	622,946
Emera U.S. Finance LP, 2.7%, 6/15/2021		296,000	301,411
Emera U.S. Finance LP, 3.55%, 6/15/2026		400,000	449,492
Enel Americas S.A., 4%, 10/25/2026		1,891,000	2,004,479
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		414,000	445,328
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		343,000	409,304
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		1,180,000	1,273,816
Evergy, Inc., 2.9%, 9/15/2029		615,000	656,644
Exelon Corp., 3.497%, 6/01/2022		326,000	341,178
Georgia Power Co., 3.7%, 1/30/2050		303,000	334,872
PPL Capital Funding, Inc., 5%, 3/15/2044		418,000	493,587
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,005,000	1,139,665
Virginia Electric & Power Co., 2.875%, 7/15/2029		217,000	238,466

			$9,870,299

Utilities – Water – 0.0%
Severn Trent Utilities Finance PLC, 2%, 6/02/2040	GBP	100,000	$128,749

Total Bonds (Identified Cost, $315,015,382)			$331,966,512

COMMON STOCKS – 34.7%
Aerospace – 1.0%
Honeywell International, Inc.		15,180	$2,194,876
Lockheed Martin Corp. (f)		6,622	2,416,500
Northrop Grumman Corp.		2,113	649,621

			$5,260,997

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Alcoholic Beverages – 0.8%
Diageo PLC	38,981	$1,295,201
Heineken N.V.	16,647	1,534,760
Pernod Ricard S.A.	9,406	1,479,998

		$4,309,959

Apparel Manufacturers – 0.5%
Adidas AG (a)	4,285	$1,124,596
Burberry Group PLC	20,317	402,671
Compagnie Financiere Richemont S.A.	17,126	1,092,507

		$2,619,774

Automotive – 0.6%
Aptiv PLC	9,804	$763,928
Lear Corp.	4,051	441,640
Magna International, Inc.	31,397	1,398,249
PT United Tractors Tbk	127,900	148,179
USS Co. Ltd.	19,900	317,552

		$3,069,548

Biotechnology – 0.1%
Biogen, Inc. (a)	1,152	$308,218

Brokerage & Asset Managers – 0.7%
BlackRock, Inc.	2,683	$1,459,793
Charles Schwab Corp.	32,849	1,108,325
IG Group Holdings PLC	9,662	97,933
Invesco Ltd.	19,951	214,673
NASDAQ, Inc.	7,634	912,034

		$3,792,758

Business Services – 2.4%
Accenture PLC, “A” (s)	12,421	$2,667,037
CGI, Inc. (a)	10,753	677,448
Cognizant Technology Solutions Corp., “A”	3,543	201,313
Compass Group PLC	82,477	1,136,434
Equifax, Inc.	7,403	1,272,428
Experian PLC	33,817	1,181,236
Fidelity National Information Services, Inc.	7,350	985,561
Fiserv, Inc. (a)	12,529	1,223,081
Nomura Research Institute Ltd.	55,100	1,503,480
Secom Co. Ltd.	18,700	1,631,953
SGS S.A.	166	405,605
Thomson Reuters Corp.	4,524	307,376

		$13,192,952

Cable TV – 0.5%
Comcast Corp., “A” (f)	71,604	$2,791,124

Chemicals – 0.6%
3M Co.	9,487	$1,479,877
PPG Industries, Inc.	17,089	1,812,459

		$3,292,336

Computer Software – 0.3%
Adobe Systems, Inc. (a)	875	$380,896
Microsoft Corp.	5,131	1,044,210

		$1,425,106

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – 0.7%
Amadeus IT Group S.A.	23,110	$1,204,214
Fujitsu Ltd.	6,800	794,777
Hitachi Ltd.	44,000	1,386,728
Hon Hai Precision Industry Co. Ltd.	196,000	572,081

		$3,957,800

Construction – 0.8%
Masco Corp.	12,527	$628,981
Otis Worldwide Corp.	3,526	200,488
Sherwin-Williams Co.	2,176	1,257,401
Stanley Black & Decker, Inc.	8,643	1,204,661
Techtronic Industries Co. Ltd.	50,000	489,001
Vulcan Materials Co.	5,802	672,162

		$4,452,694

Consumer Products – 1.1%
Colgate-Palmolive Co.	17,813	$1,304,980
Kao Corp.	14,900	1,178,476
Kimberly-Clark Corp.	14,839	2,097,493
Reckitt Benckiser Group PLC	17,460	1,607,891

		$6,188,840

Containers – 0.0%
Amcor PLC	23,294	$237,832

Electrical Equipment – 1.4%
Johnson Controls International PLC	30,339	$1,035,773
Legrand S.A.	12,260	931,405
Schneider Electric SE	42,533	4,725,061
Spectris PLC	13,325	416,903
Yokogawa Electric Corp.	45,000	700,162

		$7,809,304

Electronics – 2.5%
Analog Devices, Inc.	9,515	$1,166,920
Hoya Corp.	7,500	718,237
Intel Corp.	30,891	1,848,209
Kyocera Corp.	17,100	928,840
NXP Semiconductors N.V.	8,506	970,024
Samsung Electronics Co. Ltd.	33,750	1,496,108
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	72,009	4,087,951
Texas Instruments, Inc.	18,625	2,364,816

		$13,581,105

Energy – Independent – 0.3%
ConocoPhillips	12,085	$507,812
Galp Energia SGPS S.A., “B”	47,214	546,097
Valero Energy Corp.	8,833	519,557

		$1,573,466

Energy – Integrated – 0.6%
China Petroleum & Chemical Corp.	2,692,000	$1,121,884
Eni S.p.A.	96,442	919,913
LUKOIL PJSC, ADR	5,545	411,771
Suncor Energy, Inc.	44,985	758,476

		$3,212,044

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Food & Beverages – 1.7%
Danone S.A.	26,882	$1,859,230
General Mills, Inc.	31,803	1,960,655
J.M. Smucker Co.	12,825	1,357,013
Nestle S.A.	33,643	3,719,213
PepsiCo, Inc.	3,013	398,499

		$9,294,610

Food & Drug Stores – 0.1%
Tesco PLC	272,146	$769,190

General Merchandise – 0.0%
Bim Birlesik Magazalar A.S.	15,104	$149,861

Health Maintenance Organizations – 0.3%
Cigna Corp.	10,095	$1,894,327

Insurance – 2.0%
AON PLC (s)	16,837	$3,242,806
BB Seguridade Participacoes S.A.	25,700	128,876
Chubb Ltd.	15,725	1,991,100
Equitable Holdings, Inc.	22,855	440,873
Manulife Financial Corp.	72,126	981,266
Marsh & McLennan Cos., Inc.	9,133	980,610
MetLife, Inc.	13,210	482,429
Prudential Financial, Inc.	2,666	162,359
Samsung Fire & Marine Insurance Co. Ltd.	1,437	210,261
Travelers Cos., Inc.	13,314	1,518,462
Zurich Insurance Group AG	2,832	998,949

		$11,137,991

Leisure & Toys – 0.1%
Activision Blizzard, Inc.	4,462	$338,666
Electronic Arts, Inc. (a)	1,584	209,167

		$547,833

Machinery & Tools – 0.9%
AGCO Corp.	3,790	$210,193
Eaton Corp. PLC	31,193	2,728,764
Ingersoll Rand, Inc. (a)	19,385	545,106
Kubota Corp.	92,000	1,370,095
Zhengzhou Yutong Bus Co. Ltd., “A”	78,900	136,597

		$4,990,755

Major Banks – 2.2%
ABSA Group Ltd.	73,009	$358,892
Bank of America Corp.	27,317	648,779
Bank of New York Mellon Corp.	23,973	926,556
BOC Hong Kong Holdings Ltd.	121,500	386,423
China Construction Bank	1,490,000	1,205,380
DBS Group Holdings Ltd.	100,200	1,498,844
Goldman Sachs Group, Inc.	7,159	1,414,762
JPMorgan Chase & Co. (f)	27,282	2,566,145
Royal Bank of Canada	4,326	293,303
State Street Corp.	16,402	1,042,347
UBS Group AG	141,859	1,632,775

		$11,974,206

Medical & Health Technology & Services – 0.2%
HCA Healthcare, Inc.	4,969	$482,291
McKesson Corp.	3,368	516,719

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical & Health Technology & Services – continued
Quest Diagnostics, Inc.	3,495	$398,290

		$1,397,300

Medical Equipment – 1.4%
Abbott Laboratories	8,221	$751,646
Becton, Dickinson and Co.	4,484	1,072,887
Boston Scientific Corp. (a)	18,409	646,340
Danaher Corp.	9,329	1,649,647
EssilorLuxottica (a)	2,990	383,796
Medtronic PLC	22,205	2,036,198
Thermo Fisher Scientific, Inc.	2,871	1,040,278

		$7,580,792

Metals & Mining – 0.2%
Fortescue Metals Group Ltd.	30,580	$292,280
MMC Norilsk Nickel PJSC, ADR	5,033	131,814
POSCO	987	142,776
Rio Tinto PLC	9,174	517,108

		$1,083,978

Natural Gas – Pipeline – 0.2%
Enterprise Products Partners LP	33,398	$606,842
Equitrans Midstream Corp.	48,231	400,800
Magellan Midstream Partners LP	4,313	186,192
Plains All American Pipeline LP	16,766	148,211

		$1,342,045

Other Banks & Diversified Financials – 0.9%
Citigroup, Inc.	14,212	$726,233
KBC Group N.V.	10,100	579,396
Moody’s Corp.	2,407	661,275
Sberbank of Russia PJSC, ADR (a)	21,987	250,212
Truist Financial Corp.	33,570	1,260,554
U.S. Bancorp	37,976	1,398,276

		$4,875,946

Pharmaceuticals – 3.8%
AbbVie, Inc.	6,780	$665,660
Bayer AG	34,741	2,549,974
Bristol-Myers Squibb Co.	15,237	895,936
Eli Lilly & Co.	11,753	1,929,608
Johnson & Johnson (f)	25,740	3,619,816
Merck & Co., Inc.	22,119	1,710,462
Novartis AG	23,183	2,016,722
Novo Nordisk A.S., “B”	21,540	1,394,539
Roche Holding AG	16,262	5,635,788
Santen Pharmaceutical Co. Ltd.	27,100	497,701

		$20,916,206

Printing & Publishing – 0.5%
RELX PLC	42,679	$987,767
Wolters Kluwer N.V.	19,556	1,527,435

		$2,515,202

Railroad & Shipping – 0.6%
Canadian National Railway Co.	4,573	$405,031
Canadian Pacific Railway Ltd.	5,568	1,416,280

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Railroad & Shipping – continued
Kansas City Southern Co.	1,761	$262,900
Union Pacific Corp.	8,077	1,365,578

		$3,449,789

Real Estate – 0.4%
Deutsche Wohnen SE	15,463	$694,038
Easterly Government Properties, REIT	5,321	123,022
Grand City Properties S.A.	16,586	382,750
Longfor Properties Co. Ltd.	53,000	251,990
Spirit Realty Capital, Inc., REIT	7,047	245,658
STORE Capital Corp., REIT	28,154	670,347

		$2,367,805

Restaurants – 0.2%
Greggs PLC	15,492	$310,977
Starbucks Corp.	7,901	581,435

		$892,412

Specialty Chemicals – 0.5%
Akzo Nobel N.V.	12,909	$1,156,490
Corteva, Inc.	3,484	93,336
Linde PLC	2,035	428,342
Nitto Denko Corp.	3,600	203,380
PTT Global Chemical PLC	566,300	847,412

		$2,728,960

Specialty Stores – 0.6%
Home Depot, Inc.	4,264	$1,068,174
Target Corp.	17,404	2,087,262

		$3,155,436

Telecommunications – Wireless – 1.1%
KDDI Corp.	150,300	$4,501,692
T-Mobile USA, Inc. (a)	3,526	367,233
Vodafone Group PLC	829,741	1,324,852

		$6,193,777

Telephone Services – 0.3%
Hellenic Telecommunications
Organization S.A.	16,029	$216,283
Koninklijke KPN N.V.	103,589	274,662
TELUS Corp.	73,478	1,232,391

		$1,723,336

Tobacco – 0.7%
British American Tobacco PLC	18,787	$722,696
Imperial Tobacco Group PLC	26,014	495,920
Japan Tobacco, Inc. (l)	56,800	1,052,884
Philip Morris International, Inc. (s)	25,026	1,753,322

		$4,024,822

Utilities – Electric Power – 0.9%
AltaGas Ltd.	11,178	$128,857
Duke Energy Corp.	16,995	1,357,731
E.ON SE	50,415	567,262
ENGIE Energía Brasil S.A.	11,100	85,912
Exelon Corp.	30,170	1,094,869

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Utilities – Electric Power – continued
Iberdrola S.A.	68,491	$794,120
Xcel Energy, Inc.	11,955	747,187

		$4,775,938

Total Common Stocks (Identified Cost, $137,297,924)		$190,858,374

PREFERRED STOCKS – 0.4%
Consumer Products – 0.3%
Henkel AG & Co. KGaA	15,813	$1,472,438

Electronics – 0.1%
Samsung Electronics Co. Ltd.	13,414	$523,846

Total Preferred Stocks (Identified Cost, $1,240,747)		$1,996,284

CONVERTIBLE PREFERRED STOCKS – 0.1%
Medical Equipment – 0.0%
Boston Scientific Corp., 5.5%	1,083	$113,379
Danaher Corp., 4.75%	101	125,934

		$239,313

Utilities – Electric Power – 0.1%
CenterPoint Energy, Inc., 7%	7,938	$282,275

Total Convertible Preferred Stocks (Identified Cost, $618,473)		$521,588

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 5.1%
Money Market Funds – 5.1%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $28,050,272)	28,048,239	$28,051,044

Underlying/ Expiration Date/Exercise Price	Put/ Call	Counter- party	Notional Amount	Par Amount/ Number of Contracts
PURCHASED OPTIONS – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Index – August 2020 @ EUR 475	Put	Goldman Sachs Interna- tional	$7,099,394	EUR 6,000,000	$64,765
NASDAQ 100 Index – September 2020 @ $6,800	Put	Goldman Sachs Interna- tional	15,235,278	15	62,700
Russell 2000 Index – September 2020 @ $1,050	Put	Goldman Sachs Interna- tional	7,206,828	50	63,500

Total Purchased Options (Premiums Paid, $632,165)					$190,965

OTHER ASSETS, LESS LIABILITIES – (0.7)%					(3,703,477)

NET ASSETS – 100.0%					$549,881,290

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $28,051,044 and $525,533,723, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(l)	A portion of this security is on loan. See Note 2 for additional information.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $28,928,090, representing 5.3% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value

MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 3.035% (LIBOR - 1mo. + 2.85%), 6/12/2020	6/12/2020	$357,000	$357,893

% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

AGM	Assured Guaranty Municipal

CLO	Collateralized Loan Obligation

EURIBOR	Euro Interbank Offered Rate

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

ICE	Intercontinental Exchange

LIBOR	London Interbank Offered Rate

NATL	National Public Finance Guarantee Corp.

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan Renminbi (Offshore)

CNY	China Yuan Renminbi

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

ZAR	South African Rand

Derivative Contracts at 6/30/20

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	2,494,000	USD	1,643,661	JPMorgan Chase Bank N.A.	7/17/2020	$77,601
AUD	25,922,747	USD	17,851,000	JPMorgan Chase Bank N.A.	8/07/2020	41,769
CAD	2,693,862	USD	1,971,673	Citibank N.A.	7/17/2020	12,693
CAD	2,271,000	USD	1,625,211	Credit Suisse Group	7/17/2020	47,665
CAD	320,000	USD	234,914	HSBC Bank	7/17/2020	806
CAD	12,320,878	USD	8,710,000	JPMorgan Chase Bank N.A.	8/07/2020	366,329
CAD	1,312,990	USD	950,127	UBS AG	7/17/2020	17,054
CHF	1,782,000	USD	1,835,227	UBS AG	7/17/2020	46,420
CNH	5,000,000	USD	696,396	Citibank N.A.	7/17/2020	10,205
CNH	42,817,000	USD	6,007,550	HSBC Bank	7/17/2020	43,359
CZK	5,855,000	USD	233,892	UBS AG	7/17/2020	12,931
DKK	4,719,079	USD	693,207	Citibank N.A.	7/17/2020	18,505
EUR	3,650,160	USD	4,009,210	Citibank N.A.	7/17/2020	93,051
EUR	1,153,121	USD	1,249,364	Citibank N.A.	7/31/2020	46,982
EUR	297,955	USD	329,702	Goldman Sachs International	7/17/2020	5,158

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
EUR	9,619,601	USD	10,772,000	JPMorgan Chase Bank N.A.	8/07/2020	$44,069
EUR	6,377,592	USD	7,100,635	UBS AG	7/17/2020	66,872
GBP	161,159	USD	196,722	Barclays Bank PLC	7/17/2020	2,989
GBP	443,609	USD	547,577	Citibank N.A.	7/17/2020	2,151
GBP	562,943	USD	688,574	Citibank N.A.	7/31/2020	9,100
GBP	194,789	USD	237,614	HSBC Bank	7/17/2020	3,772
IDR	13,750,223,000	USD	893,162	JPMorgan Chase Bank N.A.	7/08/2020	68,738
ILS	1,799,000	USD	510,680	Goldman Sachs International	7/17/2020	8,849
JPY	117,516,000	USD	1,082,772	Citibank N.A.	7/17/2020	5,784
KRW	1,830,258,000	USD	1,510,812	Barclays Bank PLC	9/14/2020	11,566
KRW	2,913,714,000	USD	2,399,693	JPMorgan Chase Bank N.A.	9/14/2020	23,884
MXN	16,419,887	USD	685,087	Barclays Bank PLC	7/17/2020	27,893
NOK	218,367,141	USD	21,228,868	Goldman Sachs International	8/07/2020	1,461,103
NOK	36,182,401	USD	3,654,436	JPMorgan Chase Bank N.A.	7/17/2020	104,889
NZD	1,278,314	USD	793,243	Citibank N.A.	7/17/2020	31,700
NZD	7,996,000	USD	4,977,052	Goldman Sachs International	7/17/2020	183,056
NZD	9,075,399	USD	5,463,000	Goldman Sachs International	8/07/2020	393,723
NZD	2,100,145	USD	1,339,695	UBS AG	7/17/2020	15,606
PLN	3,554,930	USD	859,375	Goldman Sachs International	7/17/2020	39,217
RUB	54,340,000	USD	728,418	JPMorgan Chase Bank N.A.	7/09/2020	34,598
SEK	234,447,740	USD	23,995,769	Goldman Sachs International	8/07/2020	1,175,483
SEK	13,665,827	USD	1,420,239	Merrill Lynch International	7/17/2020	46,591
SGD	972,000	USD	683,386	Citibank N.A.	7/17/2020	14,110
THB	35,093,650	USD	1,092,579	JPMorgan Chase Bank N.A.	7/20/2020	44,350
USD	1,354,119	AUD	1,943,000	Goldman Sachs International	7/17/2020	13,136
USD	1,166,819	EUR	1,028,583	Brown Brothers Harriman	7/17/2020	10,838
USD	6,008,868	EUR	5,313,409	Citibank N.A.	7/17/2020	37,351
USD	1,660,082	EUR	1,469,000	Credit Suisse Group	7/17/2020	9,135
USD	2,070,441	EUR	1,827,857	Goldman Sachs International	7/17/2020	16,190
USD	224,527	EUR	197,094	JPMorgan Chase Bank N.A.	7/17/2020	3,021
USD	2,152,492	EUR	1,909,175	Merrill Lynch International	7/17/2020	6,851
USD	2,503,563	EUR	2,213,458	UBS AG	7/17/2020	15,950
USD	728,373	GBP	583,261	Citibank N.A.	7/17/2020	5,585
USD	1,469,888	GBP	1,181,000	Credit Suisse Group	7/17/2020	6,372
USD	2,104,519	GBP	1,663,406	Goldman Sachs International	7/17/2020	43,197
USD	406,111	GBP	322,640	Merrill Lynch International	7/17/2020	6,290
USD	185,727	JPY	20,000,000	BNP Paribas S.A.	7/17/2020	466
USD	48,976,683	JPY	5,209,130,659	JPMorgan Chase Bank N.A.	8/07/2020	711,258
USD	1,673,973	SEK	15,594,000	Goldman Sachs International	7/17/2020	181

						$5,546,442

Liability Derivatives
CAD	1,134,852	USD	836,612	BNP Paribas S.A.	7/17/2020	$(652)
CAD	699,702	USD	517,587	Citibank N.A.	7/17/2020	(2,169)
CAD	478,000	USD	354,034	Goldman Sachs International	7/17/2020	(1,927)
CAD	5,594,251	USD	4,143,000	JPMorgan Chase Bank N.A.	8/07/2020	(21,925)
CAD	1,576,268	USD	1,168,880	UBS AG	7/17/2020	(7,762)
CLP	143,602,000	USD	176,234	Goldman Sachs International	7/31/2020	(1,311)
CNH	11,882,000	USD	1,682,884	JPMorgan Chase Bank N.A.	7/17/2020	(3,717)
COP	1,519,536,000	USD	405,534	Citibank N.A.	7/21/2020	(1,835)
COP	2,280,464,000	USD	608,936	JPMorgan Chase Bank N.A.	7/21/2020	(3,080)
CZK	2,500,000	USD	106,224	Citibank N.A.	7/17/2020	(834)
EUR	1,568,000	USD	1,766,557	Barclays Bank PLC	7/17/2020	(4,348)
EUR	1,877,205	USD	2,124,653	Citibank N.A.	7/17/2020	(14,941)
EUR	593,388	USD	670,477	Goldman Sachs International	7/17/2020	(3,594)
EUR	8,443,413	USD	9,521,958	JPMorgan Chase Bank N.A.	7/17/2020	(32,761)
EUR	1,498,000	USD	1,699,283	Merrill Lynch International	7/17/2020	(15,744)

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
GBP	1,709,223	USD	2,145,979	Citibank N.A.	7/17/2020	$(27,880)
GBP	1,316,000	USD	1,657,309	Credit Suisse Group	7/17/2020	(26,498)
GBP	561,359	USD	697,489	Goldman Sachs International	7/17/2020	(1,843)
GBP	3,002,324	USD	3,770,000	Goldman Sachs International	8/07/2020	(48,962)
GBP	8,727,401	USD	10,870,545	JPMorgan Chase Bank N.A.	8/07/2020	(53,928)
IDR	3,700,000,000	USD	260,929	Barclays Bank PLC	7/08/2020	(2,095)
JPY	218,397,226	USD	2,035,118	Citibank N.A.	7/17/2020	(12,097)
JPY	208,691,000	USD	1,946,325	JPMorgan Chase Bank N.A.	7/17/2020	(13,212)
JPY	339,290,464	USD	3,204,000	JPMorgan Chase Bank N.A.	8/07/2020	(60,289)
JPY	3,047,563,214	USD	28,283,833	UBS AG	7/17/2020	(54,146)
KRW	1,439,488,000	USD	1,202,178	Barclays Bank PLC	8/10/2020	(5,266)
MXN	18,433,000	USD	847,958	Goldman Sachs International	7/17/2020	(47,565)
NOK	16,018,000	USD	1,682,812	BNP Paribas S.A.	7/17/2020	(18,554)
NOK	19,893,817	USD	2,086,000	Goldman Sachs International	8/07/2020	(18,884)
USD	4,730,504	AUD	7,236,418	Citibank N.A.	7/17/2020	(263,789)
USD	19,244,985	AUD	29,837,148	JPMorgan Chase Bank N.A.	8/07/2020	(1,349,638)
USD	1,684,674	AUD	2,543,345	UBS AG	7/17/2020	(70,643)
USD	8,814,331	CAD	12,306,746	Goldman Sachs International	7/17/2020	(251,129)
USD	8,180,735	CAD	11,470,773	JPMorgan Chase Bank N.A.	8/07/2020	(269,353)
USD	16,566,435	CHF	16,002,492	JPMorgan Chase Bank N.A.	8/07/2020	(341,488)
USD	727,752	DKK	4,986,301	JPMorgan Chase Bank N.A.	8/07/2020	(24,597)
USD	219,749	EUR	195,736	Brown Brothers Harriman	7/17/2020	(230)
USD	4,061,462	EUR	3,676,776	Citibank N.A.	7/17/2020	(70,711)
USD	505,266	EUR	450,000	Credit Suisse Group	7/17/2020	(470)
USD	349,125	EUR	322,241	Deutsche Bank AG	7/31/2020	(13,139)
USD	3,337,955	EUR	3,002,643	Goldman Sachs International	7/17/2020	(36,590)
USD	64,286,151	EUR	59,426,435	Goldman Sachs International	8/07/2020	(2,531,636)
USD	1,145,725	EUR	1,038,490	JPMorgan Chase Bank N.A.	7/17/2020	(21,391)
USD	24,954,386	EUR	22,974,083	JPMorgan Chase Bank N.A.	8/07/2020	(877,171)
USD	1,291,536	EUR	1,173,087	Merrill Lynch International	7/17/2020	(26,847)
USD	268,247	EUR	247,588	Merrill Lynch International	7/31/2020	(10,093)
USD	2,076,882	EUR	1,889,734	UBS AG	7/17/2020	(46,910)
USD	6,435,580	GBP	5,236,404	Barclays Bank PLC	7/17/2020	(53,465)
USD	2,049,434	GBP	1,671,098	Citibank N.A.	7/17/2020	(21,420)
USD	1,045,559	GBP	850,000	Credit Suisse Group	7/17/2020	(7,776)
USD	80,827	GBP	66,088	Deutsche Bank AG	7/31/2020	(1,079)
USD	551,708	GBP	450,520	JPMorgan Chase Bank N.A.	7/17/2020	(6,584)
USD	6,317,000	GBP	5,112,570	JPMorgan Chase Bank N.A.	8/07/2020	(19,448)
USD	207,764	GBP	169,843	Merrill Lynch International	7/31/2020	(2,728)
USD	691,929	GBP	560,181	State Street Bank Corp.	7/17/2020	(2,258)
USD	195,359	GBP	158,156	UBS AG	7/17/2020	(630)
USD	377,309	ILS	1,321,342	JPMorgan Chase Bank N.A.	8/07/2020	(4,485)
USD	2,030,572	JPY	220,000,000	Citibank N.A.	7/17/2020	(7,296)
USD	5,724,000	JPY	620,486,752	Goldman Sachs International	8/07/2020	(25,147)
USD	3,299,570	JPY	358,390,000	UBS AG	7/17/2020	(20,209)
USD	3,182,901	KRW	3,902,332,070	JPMorgan Chase Bank N.A.	8/07/2020	(61,733)
USD	4,141,000	NOK	42,588,524	Goldman Sachs International	8/07/2020	(284,264)
USD	1,545,014	NZD	2,402,305	Citibank N.A.	7/17/2020	(5,280)
USD	548,961	NZD	856,341	Goldman Sachs International	7/17/2020	(3,668)
USD	28,211,368	NZD	46,415,691	Goldman Sachs International	8/07/2020	(1,742,562)
USD	1,569,053	NZD	2,443,000	JPMorgan Chase Bank N.A.	7/17/2020	(7,504)
USD	1,541,802	NZD	2,555,019	State Street Bank Corp.	7/17/2020	(107,045)
USD	835,240	SEK	7,887,000	Citibank N.A.	7/17/2020	(11,316)
USD	3,050,000	SEK	30,027,845	Goldman Sachs International	8/07/2020	(173,910)
USD	1,672,734	SEK	15,671,000	JPMorgan Chase Bank N.A.	7/17/2020	(9,323)
USD	536,753	SGD	758,723	JPMorgan Chase Bank N.A.	8/07/2020	(7,721)
						$(9,300,495)

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX 25 Index	Short	EUR	12	$1,511,869	July - 2020	$904
BIST 30 Index	Long	TRY	3,560	6,989,100	August - 2020	43,431
CAC 40 Index	Long	EUR	119	6,597,954	July - 2020	241,428
DAX Index	Long	EUR	17	5,902,914	September - 2020	255,222
FTSE 100 Index	Long	GBP	196	14,905,069	September - 2020	88,767
IBEX 35 Index	Short	EUR	59	4,795,787	July - 2020	129,504
KOSPI 200 Index	Short	KRW	38	2,216,939	September - 2020	107,397
MSCI Taiwan Index	Long	USD	248	10,705,989	July - 2020	84,273
NIFTY Index	Short	USD	703	14,446,650	July - 2020	12,524
S&P/TSX 60 Index	Long	CAD	102	13,952,121	September - 2020	423,690
Topix Index	Short	JPY	14	2,022,970	September - 2020	50,663

						$1,437,803

Interest Rate Futures
Australian Note 10 yr	Long	AUD	303	$31,111,701	September - 2020	$412,026
U.S. Treasury Ultra Bond	Long	USD	9	1,963,406	September - 2020	11,008

						$423,034

						$1,860,837

Liability Derivatives
Equity Futures
FTSE MIB Index	Long	EUR	49	$5,334,405	September - 2020	$(51,757)
FTSE/JSE Top 40 Index	Short	ZAR	358	10,336,975	September - 2020	(336,081)
Hang Seng China Enterprises Index	Long	HKD	54	3,341,387	July - 2020	(71,832)
Hang Seng Index	Long	HKD	76	11,867,994	July - 2020	(56,874)
IBOV Index	Short	BRL	178	3,120,736	August - 2020	(155,140)
Mexbol Index	Long	MXN	835	13,855,089	September - 2020	(37,733)
MSCI Singapore Index	Long	SGD	28	595,662	July - 2020	(9,504)
OMX 30 Index	Short	SEK	239	4,280,639	July - 2020	(170,412)
Russell 2000 Index	Short	USD	166	11,932,080	September - 2020	(697,230)
S&P 500 E-Mini Index	Short	USD	95	14,678,450	September - 2020	(432,028)
S&P/ASX 200 Index	Short	AUD	146	14,903,875	September - 2020	(393,888)

						$(2,412,479)

Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	153	$23,202,446	September - 2020	$(162,637)
Euro-Bund 10 yr	Short	EUR	242	47,993,475	September - 2020	(829,773)
Euro-Buxl 30 yr	Short	EUR	17	4,201,124	September - 2020	(188,117)
Japan Government Bond 10 yr	Long	JPY	12	16,887,242	September - 2020	(15,726)
Long Gilt 10 yr	Short	GBP	217	37,009,307	September - 2020	(166,698)
U.S. Treasury Bond	Short	USD	59	10,535,187	September - 2020	(57,373)
U.S. Treasury Note 10 yr	Short	USD	245	34,097,109	September - 2020	(117,734)
U.S. Treasury Note 2 yr	Long	USD	15	3,312,422	September - 2020	(30)
U.S. Treasury Note 5 yr	Short	USD	193	24,268,242	September - 2020	(80,869)
U.S. Treasury Ultra Note 10 yr	Short	USD	66	10,393,969	September - 2020	(55,256)

						$(1,674,213)

						$(4,086,692)

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Cleared Swap Agreements

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/03/22	USD	167,000,000	centrally cleared	0.25%/Semi-annually	0.25% (3-Month Libor)/Quarterly	$63,510	$—	$63,510
11/06/24	USD	66,200,000	centrally cleared	1.58%/Semi-annually	0.50% (3-Month Libor)/Quarterly	3,830,708	—	3,830,708

						$3,894,218	$—	$3,894,218

Liability Derivatives
Interest Rate Swaps
11/06/29	USD	33,600,000	centrally cleared	0.50% (3-Month Libor)/Quarterly	1.70%/ Semi-annually	$(3,472,254)	$—	$(3,472,254)
11/06/49	USD	13,102,083	centrally cleared	0.50% (3-Month Libor)/Quarterly	1.89%/ Semi-annually	(3,468,147)	—	(3,468,147)

						$(6,940,401)	$—	$(6,940,401)

Credit Default Swaps
6/20/25	USD	15,580,000	centrally cleared	5.00%/Quarterly	(1)	$453,271	$(547,291)	$(94,020)

						$(6,487,130)	$(547,291)	$(7,034,421)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by reference obligation specified in the CDX North American High-Yield Index, 5.00%, 6/20/25, a B rated credit default index. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At June 30, 2020, the fund had cash collateral of $4,347,126 and other liquid securities with an aggregate value of $32,330,799 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/20

Assets
Investments in unaffiliated issuers, at value, including $526,533 of securities on loan (identified cost, $454,804,691)	$525,533,723
Investments in affiliated issuers, at value (identified cost, $28,050,272)	28,051,044
Foreign currency, at value (identified cost, $231,696)	231,345
Restricted cash for
Forward foreign currency exchange contracts	3,696,000
Deposits with brokers for
Futures contracts	651,126
Receivables for
Net daily variation margin on open cleared swap agreements	275,056
Forward foreign currency exchange contracts	5,546,442
Net daily variation margin on open futures contracts	184,535
Investments sold	4,168,205
TBA sale commitments	1,411,755
Fund shares sold	44,341
Interest and dividends	2,704,667
Other assets	1,944
Total assets	$572,500,183

Liabilities
Payable to custodian	$124,764
Payables for
Forward foreign currency exchange contracts	9,300,495
Net daily variation margin on open futures contracts	553,264
Investments purchased	2,955,520
TBA purchase commitments	9,199,928
Fund shares reacquired	300,957
Payable to affiliates
Investment adviser	21,107
Administrative services fee	474
Shareholder servicing costs	74
Distribution and/or service fees	6,908
Accrued expenses and other liabilities	155,402
Total liabilities	$22,618,893
Net assets	$549,881,290

Net assets consist of
Paid-in capital	$452,160,728
Total distributable earnings (loss)	97,720,562
Net assets	$549,881,290
Shares of beneficial interest outstanding	36,637,443

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$42,644,706	2,790,891	$15.28
Service Class	507,236,584	33,846,552	14.99

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/20

Net investment income (loss)
Income
Interest	$3,581,482
Dividends	3,402,932
Dividends from affiliated issuers	116,020
Income on securities loaned	3,896
Other	1,754
Foreign taxes withheld	(230,850)
Total investment income	$6,875,234
Expenses
Management fee	$1,967,069
Distribution and/or service fees	633,580
Shareholder servicing costs	5,631
Administrative services fee	42,770
Independent Trustees’ compensation	7,579
Custodian fee	57,083
Shareholder communications	19,813
Audit and tax fees	46,231
Legal fees	3,316
Miscellaneous	90,869
Total expenses	$2,873,941
Reduction of expenses by investment adviser	(29,627)
Net expenses	$2,844,314
Net investment income (loss)	$4,030,920

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$13,055,139
Affiliated issuers	2,379
Written options	13,971
Futures contracts	(14,175,393)
Swap agreements	3,876,590
Forward foreign currency exchange contracts	(1,017,662)
Foreign currency	(697,859)
Net realized gain (loss)	$1,057,165
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(20,491,481)
Affiliated issuers	786
Futures contracts	(2,719,845)
Swap agreements	(3,034,612)
Forward foreign currency exchange contracts	(1,884,788)
Translation of assets and liabilities in foreign currencies	(111,562)
Net unrealized gain (loss)	$(28,241,502)
Net realized and unrealized gain (loss)	$(27,184,337)
Change in net assets from operations	$(23,153,417)

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/20	Year ended 12/31/19
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$4,030,920	$9,880,038
Net realized gain (loss)	1,057,165	25,371,458
Net unrealized gain (loss)	(28,241,502)	46,438,520
Change in net assets from operations	$(23,153,417)	$81,690,016
Total distributions to shareholders	$—	$(29,426,518)
Change in net assets from fund share transactions	$(25,838,774)	$(60,384,699)
Total change in net assets	$(48,992,191)	$(8,121,201)

Net assets
At beginning of period	598,873,481	606,994,682
At end of period	$549,881,290	$598,873,481

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$15.86		$14.58	$16.11	$15.04	$14.92		$16.43

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.29	$0.29	$0.26	$0.29	(c)	$0.29
Net realized and unrealized gain (loss)	(0.71)		1.80	(0.99)	1.36	0.67		(0.66)
Total from investment operations	$(0.58)		$2.09	$(0.70)	$1.62	$0.96		$(0.37)

Less distributions declared to shareholders
From net investment income	$—		$(0.45)	$(0.13)	$(0.51)	$—		$(0.87)
From net realized gain	—		(0.36)	(0.70)	(0.04)	(0.84)		(0.27)
Total distributions declared to shareholders	$—		$(0.81)	$(0.83)	$(0.55)	$(0.84)		$(1.14)
Net asset value, end of period (x)	$15.28		$15.86	$14.58	$16.11	$15.04		$14.92
Total return (%) (k)(r)(s)(x)	(3.66	)(n)	14.58	(4.50)	10.83	6.24	(c)	(2.23)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.81	0.81	0.81	0.79	(c)	0.76
Expenses after expense reductions (f)	0.80	(a)	0.80	0.80	0.80	0.78	(c)	0.75
Net investment income (loss)	1.70	(a)	1.85	1.83	1.64	1.88	(c)	1.80
Portfolio turnover	64	(n)	82	86	35	38		57
Net assets at end of period (000 omitted)	$42,645		$46,175	$47,517	$56,096	$58,053		$63,253

Service Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$15.57		$14.32	$15.84	$14.79	$14.72		$16.22

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.24	$0.24	$0.22	$0.25	(c)	$0.25
Net realized and unrealized gain (loss)	(0.69)		1.77	(0.98)	1.34	0.66		(0.66)
Total from investment operations	$(0.58)		$2.01	$(0.74)	$1.56	$0.91		$(0.41)

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.08)	$(0.47)	$—		$(0.82)
From net realized gain	—		(0.36)	(0.70)	(0.04)	(0.84)		(0.27)
Total distributions declared to shareholders	$—		$(0.76)	$(0.78)	$(0.51)	$(0.84)		$(1.09)
Net asset value, end of period (x)	$14.99		$15.57	$14.32	$15.84	$14.79		$14.72
Total return (%) (k)(r)(s)(x)	(3.73	)(n)	14.30	(4.80)	10.58	5.98	(c)	(2.49)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.06	1.06	1.06	1.04	(c)	1.01
Expenses after expense reductions (f)	1.05	(a)	1.05	1.05	1.05	1.03	(c)	1.00
Net investment income (loss)	1.45	(a)	1.60	1.58	1.39	1.63	(c)	1.55
Portfolio turnover	64	(n)	82	86	35	38		57
Net assets at end of period (000 omitted)	$507,237		$552,698	$559,478	$706,456	$733,775		$773,721

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Tactical Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own

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assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$99,641,600	$491,042	$—	$100,132,642
Japan	14,564,240	2,221,717	—	16,785,957
Switzerland	15,501,559	—	—	15,501,559
United Kingdom	11,266,779	—	—	11,266,779
France	9,379,490	—	—	9,379,490
Canada	7,598,677	—	—	7,598,677
Germany	4,241,084	2,549,974	—	6,791,058
Netherlands	5,463,371	—	—	5,463,371
Taiwan	4,087,951	572,081	—	4,660,032
Other Countries	11,420,074	4,502,807	—	15,922,881
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	36,136,964	—	36,136,964
Non-U.S. Sovereign Debt	—	130,238,017	—	130,238,017
Municipal Bonds	—	3,062,534	—	3,062,534
U.S. Corporate Bonds	—	54,808,707	—	54,808,707
Residential Mortgage-Backed Securities	—	37,742,353	—	37,742,353
Commercial Mortgage-Backed Securities	—	4,194,220	—	4,194,220
Asset-Backed Securities (including CDOs)	—	4,136,576	—	4,136,576
Foreign Bonds	—	61,711,906	—	61,711,906
Mutual Funds	28,051,044	—	—	28,051,044
Total	$211,215,869	$342,368,898	$—	$553,584,767

Other Financial Instruments
Futures Contracts – Assets	$902,679	$958,158	$—	$1,860,837
Futures Contracts – Liabilities	(2,996,344)	(1,090,348)	—	(4,086,692)
Forward Foreign Currency Exchange Contracts – Assets	—	5,546,442	—	5,546,442
Forward Foreign Currency Exchange Contracts – Liabilities	—	(9,300,495)	—	(9,300,495)
Swap Agreements – Assets	—	3,894,218	—	3,894,218
Swap Agreements – Liabilities	—	(7,034,421)	—	(7,034,421)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative

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Notes to Financial Statements (unaudited) – continued

position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2020 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$423,034	$(1,674,213)
Equity	Equity Futures	1,437,803	(2,412,479)
Equity	Purchased Equity Options	190,965	—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	5,546,442	(9,300,495)
Interest Rate	Interest Rate Swaps	3,894,218	(6,940,401)
Credit	Credit Default Swaps	—	(94,020)
Total		$11,492,462	$(20,421,608)

(a)

The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(7,336,524)	$3,557,567	$—	$—	$—
Foreign Exchange	—	—	(1,017,662)	—	—
Credit	—	319,023	—	(131,496)	13,971
Equity	(6,838,869)	—	—	578,526	—
Total	$(14,175,393)	$3,876,590	$(1,017,662)	$447,030	$13,971

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(3,058,788)	$(3,463,837)	$—	$—
Foreign Exchange	—	—	(1,884,788)	—
Equity	338,963	—	—	(242,558)
Credit	—	429,225	—	(2,718)
Total	$(2,719,845)	$(3,034,612)	$(1,884,788)	$(245,276)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of

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Notes to Financial Statements (unaudited) – continued

cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of June 30, 2020:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Future Contracts (a)	$184,535	$(553,264)
Cleared Swaps Agreements (a)	275,056	—
Forward Foreign Currency Exchange Contracts	5,546,442	(9,300,495)
Purchased Options	190,965	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$6,196,998	$(9,853,759)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	872,200	(916,814)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$5,324,798	$(8,936,945)

(a)

The amount presented here represents the fund’s current day net variation margin for futures contracts and for cleared swaps agreements. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the fund’s Portfolio of Investments.

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at June 30, 2020:

		Amounts Not Offset in the Statement of Assets & Liabilities

	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$42,448	$(42,448)	$—	$—	$—
Brown Brothers Harriman Co.	10,839	(230)	—	—	10,609
Citibank N.A.	287,216	(287,216)	—	—	—
Goldman Sachs International	3,404,058	(3,404,058)	—	—	—
JPMorgan Chase Bank N.A.	1,520,506	(1,520,506)	—	—	—
Merrill Lynch International	59,731	(55,412)	—	—	4,319
Total	$5,324,798	$(5,309,870)	$—	$—	$14,928

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Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at June 30, 2020:

		Amounts Not Offset in the Statement of Assets & Liabilities

	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(65,174)	$42,448	$—	$—	$(22,726)
Brown Brothers Harriman Co.	(230)	230	—	—	—
Citibank N.A.	(439,569)	287,216	—	—	(152,353)
Deutsche Bank AG	(14,218)	—	—	14,218	—
Goldman Sachs International	(5,172,993)	3,404,058	—	1,670,000	(98,935)
JPMorgan Chase Bank N.A.	(3,189,349)	1,520,506	—	1,668,843	—
Merrill Lynch International	(55,412)	55,412	—	—	—
Total	$(8,936,945)	$5,309,870	$—	$3,353,061	$(274,014)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.

Written Options – In exchange for a premium, the fund wrote call options on securities for which it anticipated the price would decline and also wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

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Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received

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or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swap agreements in a net liability position as of June 30, 2020 is disclosed in the footnotes to the Portfolio of Investments. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of June 30, 2020, the swap agreement’s credit-risk-related contingent features would have been triggered and, for those swap agreements in a net liability position for which the fund is the protection seller, the fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of $15,580,000 less the value of the agreements’ related deliverable obligations as decided through an auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the

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Notes to Financial Statements (unaudited) – continued

shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $526,533. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $555,585 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.

To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
12/31/19
Ordinary income (including any short-term capital gains)	$15,531,343
Long-term capital gains	13,895,175
Total distributions	$29,426,518

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$488,298,274
Gross appreciation	73,535,405
Gross depreciation	(8,248,912)
Net unrealized appreciation (depreciation)	$65,286,493

As of 12/31/19

Undistributed ordinary income	27,067,006
Undistributed long-term capital gain	7,450,443
Other temporary differences	81,747
Net unrealized appreciation (depreciation)	86,274,783

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$2,333,315
Service Class	—	27,093,203
Total	$—	$29,426,518

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $300 million	0.75%
In excess of $300 million and up to $2.5 billion	0.675%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $29,627, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.71% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $5,489, which equated to 0.0020% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $142.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0156% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $50,731 and $948,317, respectively. The sales transactions resulted in net realized gains (losses) of $90,158.

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2020, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$52,486,012	$73,764,930
Non-U.S. Government securities	285,275,519	292,714,796

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	65,104	$965,445	95,554	$1,481,687
Service Class	764,952	11,539,422	176,097	2,697,085
	830,056	$12,504,867	271,651	$4,178,772

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	153,609	$2,333,315
Service Class	—	—	1,814,682	27,093,203
	—	$—	1,968,291	$29,426,518

Shares reacquired
Initial Class	(186,422)	$(2,783,316)	(597,095)	$(9,219,482)
Service Class	(2,414,088)	(35,560,325)	(5,563,506)	(84,770,507)
	(2,600,510)	$(38,343,641)	(6,160,601)	$(93,989,989)
Net change
Initial Class	(121,318)	$(1,817,871)	(347,932)	$(5,404,480)
Service Class	(1,649,136)	(24,020,903)	(3,572,727)	(54,980,219)
	(1,770,454)	$(25,838,774)	(3,920,659)	$(60,384,699)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $1,477 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$31,339,464	$141,998,443	$145,290,028	$2,379	$786	$28,051,044

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$116,020	$—

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(8)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

MFS Global Tactical Allocation Portfolio

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

MFS Global Tactical Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Semiannual Report

June 30, 2020

MFS® Government Securities Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

GSS-SEM

MFS® Government Securities Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Government Securities Portfolio

LETTER FROM THE EXECUTIVE CHAIR

Dear Contract Owners:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Government Securities Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	60.1%
U.S. Treasury Securities	24.4%
U.S. Government Agencies	7.6%
Commercial Mortgage-Backed Securities	3.3%
Investment Grade Corporates	2.5%
Municipal Bonds	1.8%
Collateralized Debt Obligations	1.6%
Non-U.S. Government Bonds	0.4%
Asset-Backed Securities	0.2%

Composition including fixed income credit quality (a)(i)
AAA	4.2%
AA	1.6%
A	2.9%
BBB	1.1%
U.S. Government	20.7%
Federal Agencies	67.7%
Not Rated	3.7%
Cash & Cash Equivalents	1.8%
Other	(3.7)%

Portfolio facts (i)
Average Duration (d)	5
Average Effective Maturity (m)	7.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

MFS Government Securities Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2020 through June 30, 2020

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.58%	$1,000.00	$1,059.44	$2.97
	Hypothetical (h)	0.58%	$1,000.00	$1,021.98	$2.92
Service Class	Actual	0.83%	$1,000.00	$1,058.16	$4.25
	Hypothetical (h)	0.83%	$1,000.00	$1,020.74	$4.17

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Government Securities Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 97.8%
Asset-Backed & Securitized – 5.1%
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.234% (LIBOR -1mo. + 1.05%), 9/15/2036 (i)(n)	$632,839	$606,645
BBCMS Mortgage Trust 2017-C1,“A-4”, 3.674%, 2/15/2050	500,000	563,480
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	269,239	261,947
Chesapeake Funding II LLC, 2018-3A, “A1”, 3.39%, 1/15/2031 (n)	365,582	376,486
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	403,746	449,902
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 1.007%, 12/15/2072 (i)(n)	4,455,973	279,310
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,536,000	1,655,412
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,414,455	1,567,197
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	156,052
DLL Securitization Trust, 2019-DA1, “A2”, 2.79%, 11/22/2021 (n)	425,924	427,261
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 2.238% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	1,537,212	1,500,803
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,965,000	2,124,239
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	436,338	436,146
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.91%, 2/13/2053	741,658	809,994
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 2.618% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	1,489,774	1,440,781
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 2.635% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	1,572,067	1,512,832
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	415,862	464,012
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.031%, 12/15/2051 (i)	6,236,099	352,595
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 2.019% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	531,319	522,541
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.726% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	680,583	657,556
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 2.418% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	1,332,260	1,302,741
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,521,000	1,702,730

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	$1,937,516	$2,110,256
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	918,829	983,676
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.12%, 1/15/2052 (i)(n)	3,723,598	230,303

		$22,494,897

Automotive – 0.3%
Hyundai Capital America, 2.375%, 2/10/2023 (n)	$405,000	$408,030
Volkswagen Group of America Co., 2.7%, 9/26/2022 (n)	801,000	827,430

		$1,235,460

Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$1,311,000	$1,394,076

Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$604,244

Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021	$93,000	$94,049
Howard University, Washington D.C., 2.738%, 10/01/2022	98,000	99,583
Howard University, Washington D.C., 2.801%, 10/01/2023	108,000	110,781
Howard University, Washington D.C., 2.416%, 10/01/2024 AGM	119,000	121,758
Howard University, Washington D.C., 2.516%, 10/01/2025 AGM	147,000	147,375

		$573,546

Major Banks – 0.1%
UBS Group AG, 3.491%, 5/23/2023 (n)	$565,000	$590,954

Medical & Health Technology & Services – 0.9%
Montefiore Obligated Group, 5.246%, 11/01/2048	$2,012,000	$2,501,268
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038 AGM	246,000	287,343
Toledo Hospital, 5.325%, 11/15/2028 AGM	879,000	1,039,089

		$3,827,700

Mortgage-Backed – 59.9%
Fannie Mae, 4.14%, 8/01/2020	$397,326	$397,123
Fannie Mae, 5%, 12/01/2020 - 3/01/2041	4,352,146	4,975,021
Fannie Mae, 6%, 2/01/2021 - 7/01/2037	633,863	731,292
Fannie Mae, 2.56%, 10/01/2021	219,653	222,780
Fannie Mae, 5.5%, 5/01/2022 - 3/01/2038	6,147,373	7,055,904
Fannie Mae, 2.152%, 1/25/2023	982,176	1,004,748
Fannie Mae, 2.73%, 4/01/2023	475,164	497,031
Fannie Mae, 2.41%, 5/01/2023	599,726	622,880

4

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 2.55%, 5/01/2023	$515,598	$537,450
Fannie Mae, 2.59%, 5/01/2023	329,425	343,769
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	11,620,869	12,873,022
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	20,290,548	21,783,976
Fannie Mae, 2.28%, 11/01/2026	254,322	271,829
Fannie Mae, 2.584%, 12/25/2026	1,032,000	1,126,544
Fannie Mae, 3.147%, 3/25/2028	1,276,000	1,439,702
Fannie Mae, 4%, 3/25/2028 - 2/01/2045	24,323,247	26,651,912
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	19,150,301	20,403,057
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	589,606	686,790
Fannie Mae, 2.5%, 11/01/2031 - 7/01/2050	4,113,184	4,317,480
Fannie Mae, 3.5%, 12/25/2031 -2/25/2036 (i)	630,747	66,061
Fannie Mae, 3%, 2/25/2033 (i)	582,762	63,187
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,370,412	1,407,643
Fannie Mae, 1.75%, 10/25/2041	1,648,374	1,685,405
Fannie Mae, 2.75%, 9/25/2042	667,787	700,843
Fannie Mae, TBA, 2%, 7/16/2035 - 7/14/2050	4,150,000	4,267,610
Fannie Mae, TBA, 3%, 7/16/2035 - 8/13/2050	7,025,000	7,390,817
Fannie Mae, TBA, 2.5%, 7/25/2035 - 8/25/2050	13,850,000	14,437,806
Fannie Mae, TBA, 1.5%, 9/25/2035	525,000	532,711
Federal Home Loan Bank, 3%, 7/01/2050	36,177	38,684
Freddie Mac, 3.808%, 8/25/2020	295,182	295,330
Freddie Mac, 3.034%, 10/25/2020	585,930	586,499
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	1,837,691	2,096,611
Freddie Mac, 5%, 12/01/2021 - 12/01/2044	2,276,471	2,611,124
Freddie Mac, 5.5%, 5/01/2022 - 6/01/2041	1,367,750	1,568,449
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	2,007,481	2,220,713
Freddie Mac, 2.51%, 11/25/2022	2,326,000	2,419,075
Freddie Mac, 3.32%, 2/25/2023	1,993,000	2,119,477
Freddie Mac, 3.25%, 4/25/2023	3,500,000	3,725,136
Freddie Mac, 3.06%, 7/25/2023	326,000	348,191
Freddie Mac, 1.022%, 4/25/2024 (i)	15,435,785	408,730
Freddie Mac, 0.733%, 7/25/2024 (i)	17,437,621	337,983
Freddie Mac, 3.064%, 8/25/2024	1,703,107	1,846,802
Freddie Mac, 2.67%, 12/25/2024	3,924,000	4,242,510
Freddie Mac, 2.811%, 1/25/2025	3,025,000	3,292,842
Freddie Mac, 3.329%, 5/25/2025	3,082,000	3,440,316
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,854,158	2,012,319
Freddie Mac, 3.01%, 7/25/2025	904,000	997,555
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	27,108,763	29,212,689
Freddie Mac, 1.481%, 3/25/2027 (i)	1,030,000	83,924
Freddie Mac, 0.712%, 7/25/2027 (i)	29,900,971	1,080,588
Freddie Mac, 0.565%, 8/25/2027 (i)	24,920,960	686,094
Freddie Mac, 3.187%, 9/25/2027	3,000,000	3,430,959
Freddie Mac, 0.427%, 1/25/2028 (i)	42,707,505	920,838
Freddie Mac, 0.434%, 1/25/2028 (i)	17,589,328	389,797
Freddie Mac, 0.269%, 2/25/2028 (i)	49,782,305	571,028
Freddie Mac, 2.5%, 3/15/2028	188,412	196,369
Freddie Mac, 0.262%, 4/25/2028 (i)	31,989,997	343,154

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	$19,631,993	$21,184,497
Freddie Mac, 3.854%, 6/25/2028	1,100,000	1,311,712
Freddie Mac, 3.926%, 7/25/2028	1,439,000	1,726,693
Freddie Mac, 3.78%, 10/25/2028	1,075,000	1,279,181
Freddie Mac, 4.06%, 10/25/2028	1,562,000	1,895,171
Freddie Mac, 1.218%, 7/25/2029 (i)	4,435,104	374,831
Freddie Mac, 1.269%, 8/25/2029 (i)	7,717,574	682,102
Freddie Mac, 0.757%, 11/25/2029 (i)	17,074,101	887,198
Freddie Mac, 1.868%, 4/25/2030 (i)	1,954,709	319,882
Freddie Mac, 1.915%, 4/25/2030 (i)	1,252,545	182,045
Freddie Mac, 3.424%, 4/25/2032	600,000	705,630
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	344,233	394,087
Freddie Mac, 5.5%, 2/15/2036 (i)	151,886	30,009
Freddie Mac, 4.5%, 12/15/2040 (i)	66,270	6,347
Freddie Mac, 1.75%, 8/15/2041	480,939	491,758
Ginnie Mae, 2.5%, 7/20/2032 - 6/20/2042	620,000	659,464
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	1,267,596	1,472,164
Ginnie Mae, 5.706%, 8/20/2034	433,656	503,059
Ginnie Mae, 5.874%, 1/20/2039	574,122	672,412
Ginnie Mae, 4%, 5/16/2039 - 7/20/2041	1,351,433	1,488,769
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2041	3,397,155	3,813,789
Ginnie Mae, 3.5%, 10/20/2041 (i)	262,328	22,154
Ginnie Mae, 3.5%, 12/15/2041 - 12/20/2049	4,558,317	4,942,395
Ginnie Mae, 4%, 8/16/2042 (i)	280,350	40,726
Ginnie Mae, 2.25%, 9/20/2043	507,898	517,413
Ginnie Mae, 3%, 4/20/2045 - 2/20/2048	8,544,671	9,075,852
Ginnie Mae, 5.87%, 4/20/2058	18,236	21,285
Ginnie Mae, 0.659%, 2/16/2059 (i)	2,091,379	109,505
Ginnie Mae, TBA, 3%, 7/21/2050	1,250,000	1,324,365
Ginnie Mae, TBA, 4%, 7/21/2050	250,000	265,044

		$264,417,718

Municipals – 1.7%
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 3.411%, 1/01/2043 BAM	$855,000	$860,310
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	825,000	909,785
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023 AGM	4,114,000	3,972,684
Philadelphia, PA, School District, “A”, 5.995%, 9/01/2030 AGM	960,000	1,247,367
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	690,000	692,732

		$7,682,878

Supranational – 0.4%
Inter-American Development Bank, 4.375%, 1/24/2044	$1,093,000	$1,682,780

Tobacco – 0.3%
B.A.T Capital Corp., 2.764%, 8/15/2022	$1,283,000	$1,328,495

5

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – 7.6%
AID Tunisia, 2.452%, 7/24/2021	$1,444,000	$1,449,855
Federal Home Loan Bank, 2.625%, 12/10/2021	4,800,000	4,964,921
Federal Home Loan Bank, 3%, 12/10/2021	20,500,000	21,307,319
Private Export Funding Corp., 2.3%, 9/15/2020	770,000	773,436
Small Business Administration, 6.35%, 4/01/2021	10,690	10,830
Small Business Administration, 6.34%, 5/01/2021	17,005	17,301
Small Business Administration, 6.44%, 6/01/2021	20,854	21,324
Small Business Administration, 6.625%, 7/01/2021	37,055	37,566
Small Business Administration, 6.07%, 3/01/2022	33,611	34,325
Small Business Administration, 4.98%, 11/01/2023	55,249	58,247
Small Business Administration, 4.77%, 4/01/2024	140,628	147,425
Small Business Administration, 5.52%, 6/01/2024	67,068	71,416
Small Business Administration, 4.99%, 9/01/2024	12,468	13,107
Small Business Administration, 5.11%, 4/01/2025	94,434	100,134
Small Business Administration, 2.21%, 2/01/2033	667,967	687,867
Small Business Administration, 2.22%, 3/01/2033	1,118,092	1,153,937
Small Business Administration, 3.15%, 7/01/2033	1,016,380	1,076,455
Small Business Administration, 3.16%, 8/01/2033	553,476	586,877
Small Business Administration, 3.62%, 9/01/2033	360,903	387,840

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – continued
Tennessee Valley Authority, 0.75%, 5/15/2025	$707,000	$716,257

		$33,616,439

U.S. Treasury Obligations – 20.6%
U.S. Treasury Bonds, 7.875%, 2/15/2021	$177,000	$185,449
U.S. Treasury Bonds, 6.25%, 8/15/2023	2,891,000	3,437,693
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	3,546,655
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,579,670
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	461,074
U.S. Treasury Bonds, 4.5%, 8/15/2039	1,287,500	2,050,595
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	11,086,455
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	17,661,431
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	21,059,000	25,976,606
U.S. Treasury Bonds, 2.875%, 11/15/2046	2,917,000	3,879,154
U.S. Treasury Bonds, TIPS, 0.375%, 1/15/2027	5,837,645	6,290,026
U.S. Treasury Notes, 2.5%, 5/15/2024	5,385,000	5,858,922
U.S. Treasury Notes, 2%, 8/15/2025	438,000	475,470
U.S. Treasury Notes, 2.625%, 12/31/2025	2,800,000	3,146,500
U.S. Treasury Notes, 1.5%, 2/15/2030	3,800,000	4,107,859

		$90,743,559

Utilities – Electric Power – 0.4%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$1,518,000	$1,570,140

Total Bonds (Identified Cost, $397,789,670)		$431,762,886

INVESTMENT COMPANIES (h) – 8.3%
Money Market Funds – 8.3%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $36,506,999)	36,503,567	$36,507,217

OTHER ASSETS, LESS LIABILITIES – (6.1)%		(27,056,603)

NET ASSETS – 100.0%		$441,213,500

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $36,507,217 and $431,762,886, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,909,836, representing 3.2% of net assets.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

AGM	Assured Guaranty Municipal

AID	U.S. Agency for International Development

BAM	Build America Mutual

CLO	Collateralized Loan Obligation

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

6

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

TBA	To Be Announced

TIPS	Treasury Inflation Protected Security

Derivative Contracts at 6/30/20

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	209	$29,086,922	September - 2020	$76,217
U.S. Treasury Note 2 yr	Long	USD	73	16,120,453	September - 2020	4,875

						$81,092

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	134	$23,927,375	September - 2020	$(175,806)
U.S. Treasury Ultra Bond	Short	USD	23	5,017,594	September - 2020	(102,814)

						$(278,620)

At June 30, 2020, the fund had liquid securities with an aggregate value of $766,016 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

7

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/20

Assets
Investments in unaffiliated issuers, at value (identified cost, $397,789,670)	$431,762,886
Investments in affiliated issuers, at value (identified cost, $36,506,999)	36,507,217
Receivables for
Net daily variation margin on open futures contracts	59,228
TBA sale commitments	9,299,033
Fund shares sold	48,819
Interest	1,719,085
Other assets	1,522
Total assets	$479,397,790

Liabilities
Payables for
Investments purchased	$422,236
TBA purchase commitments	37,416,252
Fund shares reacquired	248,994
Payable to affiliates
Investment adviser	5,095
Administrative services fee	393
Shareholder servicing costs	42
Distribution and/or service fees	2,100
Accrued expenses and other liabilities	89,178
Total liabilities	$38,184,290
Net assets	$441,213,500

Net assets consist of
Paid-in capital	$419,012,905
Total distributable earnings (loss)	22,200,595
Net assets	$441,213,500
Shares of beneficial interest outstanding	33,523,114

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$287,625,385	21,799,967	$13.19
Service Class	153,588,115	11,723,147	13.10

See Notes to Financial Statements

8

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/20

Net investment income (loss)
Income
Interest	$6,146,119
Dividends from affiliated issuers	66,463
Other	2,394
Total investment income	$6,214,976
Expenses
Management fee	$1,198,009
Distribution and/or service fees	192,360
Shareholder servicing costs	3,254
Administrative services fee	34,998
Independent Trustees’ compensation	4,563
Custodian fee	13,632
Shareholder communications	15,734
Audit and tax fees	32,207
Legal fees	2,597
Miscellaneous	26,814
Total expenses	$1,524,168
Reduction of expenses by investment adviser	(62,226)
Net expenses	$1,461,942
Net investment income (loss)	$4,753,034

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,216,341
Affiliated issuers	927
Futures contracts	(722,248)
Forward foreign currency exchange contracts	32,462
Net realized gain (loss)	$2,527,482
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$18,703,873
Affiliated issuers	218
Futures contracts	(337,949)
Forward foreign currency exchange contracts	(36,280)
Translation of assets and liabilities in foreign currencies	3,813
Net unrealized gain (loss)	$18,333,675
Net realized and unrealized gain (loss)	$20,861,157
Change in net assets from operations	$25,614,191

See Notes to Financial Statements

9

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/20	Year ended 12/31/19
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$4,753,034	$11,546,125
Net realized gain (loss)	2,527,482	(695,586)
Net unrealized gain (loss)	18,333,675	19,235,236
Change in net assets from operations	$25,614,191	$30,085,775
Total distributions to shareholders	$—	$(13,609,001)
Change in net assets from fund share transactions	$(47,015,814)	$(36,187,602)
Total change in net assets	$(21,401,623)	$(19,710,828)

Net assets
At beginning of period	462,615,123	482,325,951
At end of period	$441,213,500	$462,615,123

See Notes to Financial Statements

10

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$12.45		$12.04	$12.39	$12.51	$12.72		$13.02

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.31	$0.30	$0.31	$0.31	(c)	$0.27
Net realized and unrealized gain (loss)	0.59		0.48	(0.25)	(0.03)	(0.17)		(0.21)
Total from investment operations	$0.74		$0.79	$0.05	$0.28	$0.14		$0.06

Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.40)	$(0.40)	$(0.35)		$(0.36)
Net asset value, end of period (x)	$13.19		$12.45	$12.04	$12.39	$12.51		$12.72
Total return (%) (k)(r)(s)(x)	5.94	(n)	6.53	0.47	2.22	1.04	(c)	0.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	(a)	0.60	0.60	0.60	0.57	(c)	0.60
Expenses after expense reductions (f)	0.58	(a)	0.58	0.59	0.60	0.56	(c)	0.59
Net investment income (loss)	2.27	(a)	2.53	2.45	2.45	2.40	(c)	2.09
Portfolio turnover	60	(n)	47	35	24	48		81
Net assets at end of period (000 omitted)	$287,625		$298,414	$310,387	$364,445	$388,457		$424,025

Service Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$12.38		$11.96	$12.31	$12.42	$12.64		$12.93

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.28	$0.26	$0.27	$0.28	(c)	$0.24
Net realized and unrealized gain (loss)	0.59		0.48	(0.24)	(0.02)	(0.18)		(0.21)
Total from investment operations	$0.72		$0.76	$0.02	$0.25	$0.10		$0.03

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.37)	$(0.36)	$(0.32)		$(0.32)
Net asset value, end of period (x)	$13.10		$12.38	$11.96	$12.31	$12.42		$12.64
Total return (%) (k)(r)(s)(x)	5.82	(n)	6.35	0.17	2.03	0.68	(c)	0.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.85	0.85	0.85	0.82	(c)	0.85
Expenses after expense reductions (f)	0.83	(a)	0.83	0.84	0.85	0.81	(c)	0.84
Net investment income (loss)	2.02	(a)	2.27	2.20	2.20	2.15	(c)	1.84
Portfolio turnover	60	(n)	47	35	24	48		81
Net assets at end of period (000 omitted)	$153,588		$164,201	$171,938	$212,050	$236,831		$256,958

See Notes to Financial Statements

11

MFS Government Securities Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Government Securities Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Government Securities Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and

13

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$124,359,998	$—	$124,359,998
Non-U.S. Sovereign Debt	—	1,682,780	—	1,682,780
Municipal Bonds	—	7,682,878	—	7,682,878
U.S. Corporate Bonds	—	5,413,520	—	5,413,520
Residential Mortgage-Backed Securities	—	264,417,718	—	264,417,718
Commercial Mortgage-Backed Securities	—	14,491,949	—	14,491,949
Asset-Backed Securities (including CDOs)	—	8,002,948	—	8,002,948
Foreign Bonds	—	5,711,095	—	5,711,095
Mutual Funds	36,507,217	—	—	36,507,217
Total	$36,507,217	$431,762,886	$—	$468,270,103

Other Financial Instruments
Futures Contracts – Assets	$81,092	$—	$—	$81,092
Futures Contracts – Liabilities	(278,620)	—	—	(278,620)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2020 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$81,092	$(278,620)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

14

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(722,248)	$—
Foreign Exchange	—	32,462
Total	$(722,248)	$32,462

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(337,949)	$—
Foreign Exchange	—	(36,280)
Total	$(337,949)	$(36,280)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

15

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, TBA, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired or sold is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase and TBA sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in Investments purchased or sold on an extended settlement basis in the Statement of Assets and Liabilities. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

16

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$13,609,001

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$437,313,991
Gross appreciation	31,297,983
Gross depreciation	(341,871)
Net unrealized appreciation (depreciation)	$30,956,112

As of 12/31/19

Undistributed ordinary income	12,347,430
Capital loss carryforwards	(27,853,415)
Other temporary differences	(3,813)
Net unrealized appreciation (depreciation)	12,096,202

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(6,136,343)
Long-Term	(21,717,072)
Total	$(27,853,415)

17

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$9,062,869
Service Class	—	4,546,132
Total	$—	$13,609,001

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.55%
In excess of $1 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $23,472, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.54% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.58% of average daily net assets for the Initial Class shares and 0.83% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, this reduction amounted to $38,754, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $3,043, which equated to 0.0014% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $211.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0161% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

18

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2020, purchases and sales of investments, other than TBA committments and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$253,300,629	$293,338,560
Non-U.S. Government securities	10,270,162	20,782,692

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,903,067	$24,959,651	537,053	$6,670,977
Service Class	937,070	12,211,296	1,006,833	12,339,768
	2,840,137	$37,170,947	1,543,886	$19,010,745

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	720,419	$9,062,869
Service Class	—	—	363,110	4,546,132
	—	$—	1,083,529	$13,609,001

Shares reacquired
Initial Class	(4,069,481)	$(52,428,429)	(3,080,526)	$(38,269,007)
Service Class	(2,478,203)	(31,758,332)	(2,477,843)	(30,538,341)
	(6,547,684)	$(84,186,761)	(5,558,369)	$(68,807,348)

Net change
Initial Class	(2,166,414)	$(27,468,778)	(1,823,054)	$(22,535,161)
Service Class	(1,541,133)	(19,547,036)	(1,107,900)	(13,652,441)
	(3,707,547)	$(47,015,814)	(2,930,954)	$(36,187,602)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 30% and 9%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $1,147 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,152,047	$112,503,065	$82,149,040	$927	$218	$36,507,217

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$66,463	$—

19

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

(8)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

20

MFS Government Securities Portfolio

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

21

MFS Government Securities Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

22

Semiannual Report

June 30, 2020

MFS® High Yield Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

HYS-SEM

MFS® High Yield Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS High Yield Portfolio

LETTER FROM THE EXECUTIVE CHAIR

Dear Contract Owners:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS High Yield Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	8.9%
Medical & Health Technology & Services	7.1%
Building	6.1%
Conglomerates	4.9%
Telecommunications – Wireless	4.8%

Composition including fixed income credit quality (a)(i)
BBB	1.5%
BB	50.0%
B	32.3%
CCC	14.2%
C	0.1%
D (o)	0.0%
Not Rated	0.3%
Non-Fixed Income	0.3%
Cash & Cash Equivalents	1.3%
Other (o)	(0.0)%

Portfolio facts (i)
Average Duration (d)	3.5
Average Effective Maturity (m)	4.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

MFS High Yield Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period, January 1, 2020 through June 30, 2020

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.72%	$1,000.00	$963.29	$3.51
	Hypothetical (h)	0.72%	$1,000.00	$1,021.28	$3.62
Service Class	Actual	0.97%	$1,000.00	$961.06	$4.73
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS High Yield Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 95.4%
Aerospace – 2.6%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$1,718,000	$1,121,167
Bombardier, Inc., 7.875%, 4/15/2027 (n)	1,015,000	664,825
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	1,070,000	820,904
Moog, Inc., 4.25%, 12/15/2027 (n)	1,950,000	1,891,500
TransDigm, Inc., 6.5%, 7/15/2024	760,000	725,640
TransDigm, Inc., 6.25%, 3/15/2026 (n)	1,160,000	1,157,123
TransDigm, Inc., 6.375%, 6/15/2026	1,000,000	910,980
TransDigm, Inc., 5.5%, 11/15/2027	1,395,000	1,217,417

		$8,509,556

Asset-Backed & Securitized – 0.0%
CWCapital Cobalt Ltd., CDO, “F”, FLR, 2.291%, (0% cash or 2.291% PIK), (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(n)(p)	$1,247,408	$125

Automotive – 3.0%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)	$960,000	$787,008
Adient U.S. LLC, 7%, 5/15/2026 (n)	90,000	93,150
Allison Transmission, Inc., 5%, 10/01/2024 (n)	2,284,000	2,278,290
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	655,000	681,200
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026	255,000	245,438
Dana, Inc., 5.5%, 12/15/2024	130,000	130,975
Dana, Inc., 5.375%, 11/15/2027	726,000	724,628
Dana, Inc., 5.625%, 6/15/2028	247,000	245,197
General Motors Co., 6.125%, 10/01/2025	708,000	795,569
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	1,365,000	1,408,161
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	1,095,000	1,078,575
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	1,255,000	1,261,212

		$9,729,403

Broadcasting – 3.2%
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)	$640,000	$633,600
iHeartCommunications, Inc., 8.375%, 5/01/2027	680,000	623,132
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)	300,000	287,250
Lions Gate Capital Holding Co., 5.875%, 11/01/2024	560,000	534,800
National CineMedia LLC, 5.875%, 4/15/2028 (n)	790,000	649,775
Netflix, Inc., 5.875%, 2/15/2025	1,740,000	1,922,700
Netflix, Inc., 3.625%, 6/15/2025 (n)	780,000	785,850
Netflix, Inc., 5.875%, 11/15/2028	905,000	1,030,569
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	1,435,000	1,424,324

Issuer	Shares/Par	Value ($)
BONDS – continued
Broadcasting – continued
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (n)	$695,000	$666,331
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	2,050,000	2,070,602

		$10,628,933

Brokerage & Asset Managers – 0.6%
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$2,100,000	$2,073,750

Building – 6.0%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$1,235,000	$1,222,650
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	1,550,000	1,506,243
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	1,488,000	1,328,040
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)	490,000	490,784
Core & Main LP, 6.125%, 8/15/2025 (n)	1,678,000	1,672,379
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)	815,000	821,113
HD Supply, Inc., 5.375%, 10/15/2026 (n)	1,490,000	1,521,662
James Hardie International Finance
Ltd., 4.75%, 1/15/2025 (n)	810,000	824,175
James Hardie International Finance
Ltd., 5%, 1/15/2028 (n)	935,000	953,700
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)	680,000	676,600
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	997,000	1,001,985
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	995,000	1,024,850
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	959,000	853,510
SRS Distribution, Inc., 8.25%, 7/01/2026 (n)	690,000	700,350
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	1,490,000	1,530,975
Standard Industries, Inc., 6%, 10/15/2025 (n)	1,400,000	1,440,978
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	907,000	904,733
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	1,360,000	1,353,948

		$19,828,675

Business Services – 2.6%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$1,325,000	$1,331,625
CDK Global, Inc., 4.875%, 6/01/2027	1,265,000	1,297,827
CDK Global, Inc., 5.25%, 5/15/2029 (n)	480,000	498,442
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	740,000	720,901
Iron Mountain, Inc., REIT, 5.25%, 7/15/2030 (n)	486,000	478,710
MSCI, Inc., 4.75%, 8/01/2026 (n)	2,505,000	2,591,397
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	520,000	563,144
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	855,000	918,569

		$8,400,615

4

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Cable TV – 8.7%
Altice Financing S.A., 7.5%, 5/15/2026 (n)	$1,100,000	$1,152,250
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	3,285,000	3,397,807
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	2,135,000	2,227,766
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	2,410,000	2,465,888
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	1,340,000	1,375,336
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	3,660,000	3,808,230
DISH DBS Corp., 5.875%, 11/15/2024	475,000	472,625
DISH DBS Corp., 7.75%, 7/01/2026	1,045,000	1,107,700
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)	910,000	518,700
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(n)	440,000	270,292
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	960,000	979,200
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	2,310,000	2,367,750
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	810,000	852,622
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	640,000	657,280
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	1,800,000	1,876,500
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)	1,080,000	1,058,745
Videotron Ltd., 5.375%, 6/15/2024 (n)	370,000	394,050
Videotron Ltd., 5.125%, 4/15/2027 (n)	2,250,000	2,334,667
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	1,315,000	1,304,743

		$28,622,151

Chemicals – 1.6%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$1,300,000	$1,316,250
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	219,000	220,139
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	1,085,000	922,250
Element Solutions, Inc., 5.875%, 12/01/2025 (n)	820,000	827,944
SPCM S.A., 4.875%, 9/15/2025 (n)	1,320,000	1,330,256
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)	620,000	634,688

		$5,251,527

Computer Software – 1.2%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$1,340,000	$1,340,000
PTC, Inc., 3.625%, 2/15/2025 (n)	1,105,000	1,096,713
PTC, Inc., 4%, 2/15/2028 (n)	195,000	193,073
VeriSign, Inc., 5.25%, 4/01/2025	680,000	753,100
VeriSign, Inc., 4.75%, 7/15/2027	680,000	714,333

		$4,097,219

Computer Software – Systems – 1.8%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$2,075,000	$2,261,750
Fair Isaac Corp., 4%, 6/15/2028 (n)	455,000	456,137

Issuer	Shares/Par	Value ($)
BONDS – continued
Computer Software – Systems – continued
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	$880,000	$877,800
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	1,045,000	975,549
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	1,215,000	1,232,788

		$5,804,024

Conglomerates – 4.6%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$1,325,000	$1,366,406
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	1,890,000	1,947,418
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	368,000	367,080
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	975,000	1,018,875
EnerSys, 5%, 4/30/2023 (n)	1,480,000	1,517,000
EnerSys, 4.375%, 12/15/2027 (n)	295,000	292,050
Gates Global LLC, 6.25%, 1/15/2026 (n)	1,170,000	1,149,525
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	640,000	622,400
Griffon Corp., 5.75%, 3/01/2028	760,000	750,500
Griffon Corp., 5.75%, 3/01/2028 (n)	330,000	325,875
MTS Systems Corp., 5.75%, 8/15/2027 (n)	1,205,000	1,105,588
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	1,160,000	1,212,200
TriMas Corp., 4.875%, 10/15/2025 (n)	2,705,000	2,710,951
WESCO Distribution, Inc., 7.125%, 6/15/2025 (n)	416,000	438,102
WESCO Distribution, Inc., 7.25%, 6/15/2028 (n)	418,000	442,035

		$15,266,005

Construction – 1.5%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$510,000	$507,450
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	955,000	916,800
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	1,110,000	1,054,500
Toll Brothers Finance Corp., 4.875%, 11/15/2025	815,000	869,165
Toll Brothers Finance Corp., 4.35%, 2/15/2028	1,455,000	1,509,562

		$4,857,477

Consumer Products – 1.6%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025 (n)	$663,000	$689,321
Coty, Inc., 6.5%, 4/15/2026 (n)	1,005,000	854,250
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	1,310,000	1,354,488
Mattel, Inc., 6.75%, 12/31/2025 (n)	1,090,000	1,130,875
Mattel, Inc., 5.875%, 12/15/2027 (n)	546,000	562,380
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)	590,000	581,150
Winnebago Industries, Inc., 6.25%, 7/15/2028 (n)	164,000	164,000

		$5,336,464

5

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Consumer Services – 2.1%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$870,000	$916,763
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	875,000	929,687
Garda World Security Corp., 4.625%, 2/15/2027 (n)	390,000	384,150
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	543,000	574,223
Match Group, Inc., 5%, 12/15/2027 (n)	925,000	962,509
Match Group, Inc., 4.625%, 6/01/2028 (n)	930,000	938,137
Realogy Group LLC, 9.375%, 4/01/2027 (n)	1,155,000	1,077,153
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	1,035,000	1,049,231

		$6,831,853

Containers – 3.6%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$960,000	$949,800
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	1,320,000	1,296,742
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	892,000	914,300
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	1,705,000	1,743,362
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	775,000	789,748
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	1,100,000	1,061,500
LABL Escrow Issuer LLC, 6.75%, 7/15/2026 (n)	175,000	182,054
Mauser Packaging Solutions, 5.5%, 4/15/2024 (n)	350,000	343,766
Mauser Packaging Solutions, 7.25%, 4/15/2025 (n)	225,000	204,023
Reynolds Group, 5.125%, 7/15/2023 (n)	910,000	916,907
Reynolds Group, 7%, 7/15/2024 (n)	370,000	371,040
Silgan Holdings, Inc., 4.75%, 3/15/2025	1,315,000	1,331,714
Silgan Holdings, Inc., 4.125%, 2/01/2028 (n)	580,000	574,925
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	955,000	1,020,656

		$11,700,537

Electrical Equipment – 0.5%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$775,000	$748,417
CommScope Technologies LLC, 5%, 3/15/2027 (n)	825,000	743,078

		$1,491,495

Electronics – 1.8%
Entegris, Inc., 4.625%, 2/10/2026 (n)	$1,365,000	$1,385,475
Entegris, Inc., 4.375%, 4/15/2028 (n)	455,000	462,963
Qorvo, Inc., 5.5%, 7/15/2026	985,000	1,024,400
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	910,000	964,600
Sensata Technologies B.V., 5%, 10/01/2025 (n)	1,675,000	1,783,372

Issuer	Shares/Par	Value ($)
BONDS – continued
Electronics – continued
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	$385,000	$381,150

		$6,001,960

Energy – Independent – 1.8%
Apache Corp., 4.375%, 10/15/2028	$500,000	$441,530
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	1,120,000	1,003,800
Jagged Peak Energy LLC, 5.875%, 5/01/2026	630,000	611,100
Laredo Petroleum, Inc., 10.125%, 1/15/2028	240,000	165,600
Magnolia Oil & Gas
Operating LLC/Magnolia Oil & Gas
Finance Corp., 6%, 8/01/2026 (n)	905,000	850,700
Matador Resources Co., 5.875%, 9/15/2026	575,000	425,500
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	645,000	635,325
PDC Energy, Inc., 5.75%, 5/15/2026	240,000	218,400
Southwestern Energy Co., 6.2%, 1/23/2025	452,400	387,368
Southwestern Energy Co., 7.5%, 4/01/2026	290,900	254,625
WPX Energy, Inc., 5.75%, 6/01/2026	875,000	848,750

		$5,842,698

Entertainment – 1.0%
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	$1,685,000	$1,533,350
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	425,000	259,781
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	1,110,000	993,450
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)	645,000	666,769

		$3,453,350

Financial Institutions – 3.3%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$635,000	$469,900
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	835,000	772,256
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	611,000	530,848
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	1,125,000	1,086,413
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	2,332,000	1,562,440
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (n)	1,085,000	1,113,427
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	625,000	593,750
Navient Corp., 5.5%, 1/25/2023	690,000	661,538
Navient Corp., 5%, 3/15/2027	665,000	558,600
OneMain Financial Corp., 6.875%, 3/15/2025	860,000	882,306
OneMain Financial Corp., 7.125%, 3/15/2026	470,000	486,445
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	1,365,000	1,248,755
Springleaf Finance Corp., 8.875%, 6/01/2025	509,000	544,146
Springleaf Finance Corp., 5.375%, 11/15/2029	410,000	383,350

		$10,894,174

6

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Food & Beverages – 3.0%
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	$1,325,000	$1,331,744
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	1,820,000	1,922,393
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	495,000	501,806
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	570,000	584,250
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	1,560,000	1,618,500
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)	170,000	180,117
Performance Food Group Co., 5.5%, 10/15/2027 (n)	980,000	945,700
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	815,000	815,163
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	825,000	853,875
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	775,000	736,250
U.S. Foods Holding Corp., 6.25%, 4/15/2025 (n)	430,000	437,525

		$9,927,323

Gaming & Lodging – 3.8%
Caesars Resort Collection LLC / CRC
Finco, Inc., 5.25%, 10/15/2025 (n)	$580,000	$504,600
CCM Merger, Inc., 6%, 3/15/2022 (n)	1,155,000	1,143,450
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	415,000	417,366
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	417,000	402,926
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	355,000	377,862
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	1,070,000	1,163,518
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	1,135,000	1,130,040
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	1,360,000	1,329,686
Scientific Games Corp., 8.25%, 3/15/2026 (n)	385,000	345,297
Scientific Games International, Inc., 7%, 5/15/2028 (n)	310,000	248,000
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	1,045,000	1,000,587
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	1,200,000	1,128,000
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	1,725,000	1,660,312
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	1,090,000	997,350
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	920,000	795,340

		$12,644,334

Insurance – Health – 0.6%
Centene Corp., 5.375%, 6/01/2026 (n)	$1,075,000	$1,114,409
Centene Corp., 4.25%, 12/15/2027	705,000	727,497

		$1,841,906

Issuer	Shares/Par	Value ($)
BONDS – continued
Insurance – Property & Casualty – 0.9%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$910,000	$906,924
AmWINS Group, Inc., 7.75%, 7/01/2026 (n)	285,000	299,250
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	215,000	221,315
Hub International Ltd., 7%, 5/01/2026 (n)	1,530,000	1,526,787

		$2,954,276

Machinery & Tools – 0.2%
Clark Equipment Co., 5.875%, 6/01/2025 (n)	$669,000	$684,053

Major Banks – 1.0%
Barclays PLC, 7.875%, 12/29/2049	$1,110,000	$1,126,650
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	1,045,000	1,073,738
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	1,095,000	1,148,381

		$3,348,769

Medical & Health Technology & Services – 7.3%
Avantor, Inc., 9%, 10/01/2025 (n)	$1,625,000	$1,746,875
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	540,000	556,200
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	1,340,000	1,259,600
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	190,000	181,490
DaVita, Inc., 5%, 5/01/2025	1,295,000	1,324,138
DaVita, Inc., 4.625%, 6/01/2030 (n)	502,000	499,590
Encompass Health Corp., 5.75%, 9/15/2025	695,000	708,900
HCA, Inc., 5.375%, 2/01/2025	2,800,000	2,999,500
HCA, Inc., 5.875%, 2/15/2026	1,570,000	1,721,112
HCA, Inc., 5.625%, 9/01/2028	320,000	357,200
HCA, Inc., 3.5%, 9/01/2030	960,000	924,645
HealthSouth Corp., 5.125%, 3/15/2023	1,010,000	1,015,050
HealthSouth Corp., 5.75%, 11/01/2024	288,000	288,000
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	735,000	665,454
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	1,200,000	1,234,440
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	2,360,000	2,418,262
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	380,000	359,100
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	860,000	799,800
Polaris, 8.5%, (8.5% cash or 9.25% PIK) 12/01/2022 (n)(p)	565,000	497,200
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)	600,000	565,500
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	1,205,000	1,241,150
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)	315,000	182,700
Tenet Healthcare Corp., 4.875%, 1/01/2026 (n)	1,180,000	1,149,025
Tenet Healthcare Corp., 5.125%, 11/01/2027 (n)	805,000	794,294
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	685,000	662,738

		$24,151,963

7

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical Equipment – 1.2%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$1,295,000	$1,325,756
Hologic, Inc., 4.375%, 10/15/2025 (n)	400,000	403,916
Teleflex, Inc., 4.875%, 6/01/2026	670,000	690,100
Teleflex, Inc., 4.625%, 11/15/2027	1,510,000	1,596,387

		$4,016,159

Metals & Mining – 4.0%
Arconic Corp., 6%, 5/15/2025 (n)	$570,000	$589,237
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	770,000	754,600
Cleveland-Cliffs, Inc., 6.75%, 3/15/2026 (n)	530,000	511,450
Cleveland-Cliffs, Inc., 5.875%, 6/01/2027	680,000	561,252
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	1,060,000	1,113,000
Constellium N.V., 5.875%, 2/15/2026 (n)	390,000	391,041
Constellium SE, 5.625%, 6/15/2028 (n)	250,000	245,000
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	400,000	382,000
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	200,000	189,500
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	990,000	978,553
Freeport-McMoRan, Inc., 5%, 9/01/2027	1,015,000	1,019,758
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	865,000	886,625
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	830,000	825,850
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	1,925,000	1,840,916
Novelis Corp., 5.875%, 9/30/2026 (n)	1,665,000	1,662,919
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (a)(n)	200,000	78,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	465,000	393,018
TMS International Corp., 7.25%, 8/15/2025 (n)	1,020,000	831,300

		$13,254,019

Midstream – 3.4%
Cheniere Energy Partners LP, 4.875%, 5/28/2021	$344,000	$347,337
Cheniere Energy Partners LP, 5.25%, 10/01/2025	2,840,000	2,830,628
DCP Midstream Operating LP, 5.125%, 5/15/2029	510,000	489,284
EnLink Midstream Partners LP, 4.85%, 7/15/2026	285,000	210,985
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	248,000	251,204
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	240,000	245,813
EQT Midstream Partners LP , 5.5%, 7/15/2028	1,480,000	1,409,700
Genesis Energy LP/Genesis Energy
Finance Corp., 5.625%, 6/15/2024	290,000	252,300
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	920,500	789,679

Issuer	Shares/Par	Value ($)
BONDS – continued
Midstream – continued
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	$965,000	$940,875
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	1,450,000	1,399,250
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	685,000	717,537
Western Midstream Operating LP, 4.05%, 2/01/2030	1,390,000	1,338,000

		$11,222,592

Municipals – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities – AES Puerto Rico Project), 9.12%, 6/01/2022	$465,000	$476,625

Network & Telecom – 0.3%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)	$655,000	$650,088
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	380,000	369,550

		$1,019,638

Oil Services – 0.3%
ChampionX Corp., 6.375%, 5/01/2026	$690,000	$641,196
Diamond Offshore Drill Co., 5.7%, 10/15/2039 (a)(d)	910,000	92,283
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	675,000	300,375

		$1,033,854

Oils – 0.9%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$1,800,000	$1,845,000
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	785,000	712,387
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)	675,000	560,250

		$3,117,637

Pharmaceuticals – 1.2%
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)	$349,000	$349,000
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	3,005,000	3,047,882
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	290,000	273,032
Jaguar Holding Co. II / Pharmaceutical Development LLC, 5%, 6/15/2028 (n)	251,000	256,961

		$3,926,875

Pollution Control – 0.7%
Covanta Holding Corp., 5.875%, 3/01/2024	$925,000	$933,094
Covanta Holding Corp., 6%, 1/01/2027	350,000	354,410
GFL Environmental, Inc., 7%, 6/01/2026 (n)	390,000	403,650
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	480,000	522,000

		$2,213,154

8

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Printing & Publishing – 0.8%
Cimpress N.V., 7%, 6/15/2026 (n)	$1,255,000	$1,157,738
Meredith Corp., 6.875%, 2/01/2026	900,000	748,359
Nielsen Finance LLC, 5%, 4/15/2022 (n)	790,000	787,203

		$2,693,300

Railroad & Shipping – 0.3%
Watco Cos LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$823,000	$843,229

Real Estate – Healthcare – 0.6%
MPT Operating Partnership LP/MPT
Financial Co., REIT, 5.25%, 8/01/2026	$980,000	$1,016,750
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	960,000	986,400

		$2,003,150

Real Estate – Other – 0.5%
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	$1,676,000	$1,491,640

Restaurants – 0.6%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$1,265,000	$909,219
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	1,015,000	1,040,375

		$1,949,594

Retailers – 0.9%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$1,115,000	$1,056,463
EG Global Finance PLC, 6.75%, 2/07/2025 (n)	400,000	390,500
L Brands, Inc., 9.375%, 7/01/2025 (n)	110,000	110,132
L Brands, Inc., 5.25%, 2/01/2028	1,235,000	977,091
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	580,000	563,551

		$3,097,737

Specialty Chemicals – 0.7%
Koppers, Inc., 6%, 2/15/2025 (n)	$835,000	$812,038
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	1,375,000	1,390,977

		$2,203,015

Specialty Stores – 0.7%
Penske Automotive Group Co., 5.375%, 12/01/2024	$850,000	$847,875
Penske Automotive Group Co., 5.5%, 5/15/2026	720,000	718,200
PetSmart, Inc., 7.125%, 3/15/2023 (n)	595,000	586,599
PetSmart, Inc., 8.875%, 6/01/2025 (n)	290,000	290,713

		$2,443,387

Supermarkets – 0.7%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024	$356,000	$364,900
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	745,000	761,300
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	1,245,000	1,245,000

Issuer	Shares/Par	Value ($)
BONDS – continued
Supermarkets – continued
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)	$80,000	$82,542

		$2,453,742

Telecommunications – Wireless – 4.7%
Altice France S.A., 7.375%, 5/01/2026 (n)	$1,425,000	$1,485,990
Altice France S.A., 8.125%, 2/01/2027 (n)	1,085,000	1,186,719
Altice France S.A., 5.5%, 1/15/2028 (n)	405,000	409,050
Altice France S.A., 6%, 2/15/2028 (n)	735,000	694,119
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	530,000	516,750
SBA Communications Corp., 4.875%, 9/01/2024	1,710,000	1,750,612
SBA Communications Corp., 3.875%, 2/15/2027 (n)	754,000	751,173
Sprint Capital Corp., 6.875%, 11/15/2028	1,860,000	2,264,550
Sprint Corp., 7.625%, 3/01/2026	2,640,000	3,116,177
T-Mobile USA, Inc., 6.5%, 1/15/2024	580,000	592,586
T-Mobile USA, Inc., 6.5%, 1/15/2026	895,000	935,373
T-Mobile USA, Inc., 5.375%, 4/15/2027	1,660,000	1,747,150

		$15,450,249

Tobacco – 0.2%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$495,000	$497,039

Utilities – Electric Power – 2.7%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	$2,505,000	$2,586,413
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	465,000	474,272
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	1,625,000	1,634,685
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	640,000	669,011
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	768,000	776,640
PG&E Corp., 5%, 7/01/2028	800,000	799,760
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	415,000	408,775
TerraForm Power Operating Co., 5%, 1/31/2028 (n)	1,460,000	1,522,050

		$8,871,606

Total Bonds (Identified Cost, $322,648,209)		$314,452,856

FLOATING RATE LOANS (r) – 1.5%
Broadcasting – 0.3%
Nexstar Broadcasting, Inc., Term Loan B4, 2.922%, 9/18/2026	$322,770	$306,026
WMG Acquisition Corp., Term Loan F, 2.303%, 11/01/2023	655,000	635,350

		$941,376

Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.684%, 4/15/2027	$335,160	$317,732

9

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS (r) – continued
Chemicals – 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 2.057%, 6/01/2024	$277,456	$265,606
Element Solutions, Inc., Term Loan B1, 2.178%, 1/31/2026	333,480	315,972

		$581,578

Computer Software – Systems – 0.3%
Sabre GLBL, Inc., Term Loan B, 2.178%, 2/22/2024	$665,878	$607,281
SS&C Technologies, Inc., Term Loan B5, 1.928%, 4/16/2025	333,431	317,259

		$924,540

Conglomerates – 0.2%
Gates Global LLC, Term Loan B2, 3.75%, 4/01/2024	$656,967	$631,346

Food & Beverages – 0.1%
U.S. Foods, Inc., Term Loan B, 1.928%, 6/27/2023	$313,289	$289,793

Medical & Health Technology & Services – 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 1.928%, 8/12/2026	$333,484	$322,563
Jaguar Holding Co. II, Term Loan, 3.5%, 8/18/2022	333,368	327,236

		$649,799

Pharmaceuticals – 0.1%
Bausch Health Companies, Inc., Term Loan B, 2.94%, 11/27/2025	$307,200	$296,128

Printing & Publishing – 0.1%
Nielsen Finance LLC, Term Loan B4, 2.18%, 10/04/2023	$334,277	$321,574

Total Floating Rate Loans (Identified Cost, $5,187,975)		$4,953,866

COMMON STOCKS – 0.3%
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (a)	147,380	$279,181

Oil Services – 0.2%
LTRI Holdings LP (a)(u)	1,115	$590,281

Total Common Stocks (Identified Cost, $449,400)		$869,462

	Strike Price	First Exercise
WARRANTS – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	670	$84
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	670	6

Total Warrants (Identified Cost, $0)				$90

	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $6,368,442)	6,366,418	$6,367,055

OTHER ASSETS, LESS LIABILITIES – 0.9%		2,927,609

NET ASSETS – 100.0%		$329,570,938

(a)	Non-income producing security.

(d)	In default.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $6,367,055 and $320,276,274, respectively.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $225,765,842, representing 68.5% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.

(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/20

Assets
Investments in unaffiliated issuers, at value (identified cost, $328,285,584)	$320,276,274
Investments in affiliated issuers, at value (identified cost, $6,368,442)	6,367,055
Cash	55,667
Receivables for
Investments sold	706,065
Fund shares sold	99,965
Interest	4,861,622
Receivable from investment adviser	3,388
Other assets	1,379
Total assets	$332,371,415

Liabilities
Payables for
Investments purchased	$2,386,785
Fund shares reacquired	302,960
Payable to affiliates
Administrative services fee	309
Shareholder servicing costs	70
Distribution and/or service fees	538
Accrued expenses and other liabilities	109,815
Total liabilities	$2,800,477
Net assets	$329,570,938

Net assets consist of
Paid-in capital	$359,245,358
Total distributable earnings (loss)	(29,674,420)
Net assets	$329,570,938
Shares of beneficial interest outstanding	59,942,033

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$290,290,066	52,713,076	$5.51
Service Class	39,280,872	7,228,957	5.43

See Notes to Financial Statements

11

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/20

Net investment income (loss)
Income
Interest	$8,851,359
Other	39,871
Dividends from affiliated issuers	39,687
Dividends	37,621
Total investment income	$8,968,538
Expenses
Management fee	$1,178,040
Distribution and/or service fees	49,427
Shareholder servicing costs	5,640
Administrative services fee	28,242
Independent Trustees’ compensation	4,513
Custodian fee	12,205
Shareholder communications	22,451
Audit and tax fees	40,473
Legal fees	2,035
Miscellaneous	21,308
Total expenses	$1,364,334
Reduction of expenses by investment adviser	(101,717)
Net expenses	$1,262,617
Net investment income (loss)	$7,705,921

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(4,896,344)
Affiliated issuers	(594)
Futures contracts	(332,137)
Forward foreign currency exchange contracts	(6,595)
Net realized gain (loss)	$(5,235,670)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(17,261,588)
Affiliated issuers	(717)
Futures contracts	(40,871)
Forward foreign currency exchange contracts	(2,136)
Net unrealized gain (loss)	$(17,305,312)
Net realized and unrealized gain (loss)	$(22,540,982)
Change in net assets from operations	$(14,835,061)

See Notes to Financial Statements

12

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/20	Year ended 12/31/19
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$7,705,921	$17,746,085
Net realized gain (loss)	(5,235,670)	(2,588,107)
Net unrealized gain (loss)	(17,305,312)	36,286,247
Change in net assets from operations	$(14,835,061)	$51,444,225
Total distributions to shareholders	$—	$(20,865,110)
Change in net assets from fund share transactions	$(23,833,858)	$(27,715,069)
Total change in net assets	$(38,668,919)	$2,864,046

Net assets
At beginning of period	368,239,857	365,375,811
At end of period	$329,570,938	$368,239,857

See Notes to Financial Statements

13

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$5.72		$5.28	$5.77	$5.78	$5.43		$6.11

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.27	$0.28	$0.28	$0.32	(c)	$0.33
Net realized and unrealized gain (loss)	(0.34)		0.50	(0.45)	0.10	0.42		(0.57)
Total from investment operations	$(0.21)		$0.77	$(0.17)	$0.38	$0.74		$(0.24)

Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.32)	$(0.39)	$(0.39)		$(0.44)
Net asset value, end of period (x)	$5.51		$5.72	$5.28	$5.77	$5.78		$5.43
Total return (%) (k)(r)(s)(x)	(3.67	)(n)	14.81	(3.08)	6.69	13.82	(c)	(4.22)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.77	0.77	0.78	0.76	(c)	0.77
Expenses after expense reductions (f)	0.72	(a)	0.72	0.72	0.72	0.70	(c)	0.72
Net investment income (loss)	4.61	(a)	4.78	4.91	4.78	5.60	(c)	5.43
Portfolio turnover	25	(n)	59	40	49	41		33
Net assets at end of period (000 omitted)	$290,290		$324,544	$320,380	$384,393	$404,118		$419,474

Service Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$5.65		$5.22	$5.70	$5.72	$5.37		$6.04

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.25	$0.26	$0.26	$0.30(c	)	$0.31
Net realized and unrealized gain (loss)	(0.34)		0.49	(0.43)	0.10	0.43		(0.56)
Total from investment operations	$(0.22)		$0.74	$(0.17)	$0.36	$0.73		$(0.25)

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.31)	$(0.38)	$(0.38)		$(0.42)
Net asset value, end of period (x)	$5.43		$5.65	$5.22	$5.70	$5.72		$5.37
Total return (%) (k)(r)(s)(x)	(3.89	)(n)	14.44	(3.24)	6.31	13.64	(c)	(4.42)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.02	1.02	1.03	1.02	(c)	1.02
Expenses after expense reductions (f)	0.97	(a)	0.97	0.97	0.97	0.95	(c)	0.97
Net investment income (loss)	4.36	(a)	4.54	4.66	4.54	5.36	(c)	5.18
Portfolio turnover	25	(n)	59	40	49	41		33
Net assets at end of period (000 omitted)	$39,281		$43,696	$44,995	$58,499	$69,189		$71,421

See Notes to Financial Statements

14

MFS High Yield Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

15

MFS High Yield Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS High Yield Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the

16

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$90	$590,281	$590,371
Mexico	—	279,181	—	279,181
Municipal Bonds	—	476,625	—	476,625
U.S. Corporate Bonds	—	273,895,371	—	273,895,371
Asset-Backed Securities (including CDOs)	—	125	—	125
Foreign Bonds	—	40,080,735	—	40,080,735
Floating Rate Loans	—	4,953,866	—	4,953,866
Mutual Funds	6,367,055	—	—	6,367,055
Total	$6,367,055	$319,685,993	$590,281	$326,643,329

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/19	$590,281
Change in unrealized appreciation or depreciation	0
Balance as of 6/30/20	$590,281

The net change in unrealized appreciation or depreciation from investments held as level 3 at June 30, 2020 is $0. At June 30, 2020, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

17

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

At June 30, 2020, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(332,137)	$—
Foreign Exchange	—	(6,595)
Total	$(332,137)	$(6,595)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(40,871)	$—
Foreign Exchange	—	(2,136)
Total	$(40,871)	(2,136)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

18

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

19

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
12/31/19
Ordinary income (including any short-term capital gains)	$20,865,110

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$336,111,969
Gross appreciation	4,404,701
Gross depreciation	(13,873,341)
Net unrealized appreciation (depreciation)	$(9,468,640)

As of 12/31/19

Undistributed ordinary income	18,795,661
Capital loss carryforwards	(41,671,491)
Net unrealized appreciation (depreciation)	8,036,471

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Long-Term	$(41,671,491)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$18,456,699
Service Class	—	2,408,411
Total	$—	$20,865,110

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.70%
In excess of $1 billion	0.65%

20

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $18,137, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.72% of average daily net assets for the Initial Class shares and 0.97% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, this reduction amounted to $83,580, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $5,190, which equated to 0.0031% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $450.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0168% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

(4)	Portfolio Securities

For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $83,912,038 and $100,064,610, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,992,228	$10,783,931	2,053,865	$11,580,419
Service Class	367,238	1,995,380	265,271	1,483,768
	2,359,466	$12,779,311	2,319,136	$13,064,187

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,331,534	$18,456,699
Service Class	—	—	439,491	2,408,411
	—	$—	3,771,025	$20,865,110

21

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(5,990,857)	$(32,007,210)	(9,345,642)	$(52,708,332)
Service Class	(866,993)	(4,605,959)	(1,599,874)	(8,936,034)
	(6,857,850)	$(36,613,169)	(10,945,516)	$(61,644,366)

Net change
Initial Class	(3,998,629)	$(21,223,279)	(3,960,243)	$(22,671,214)
Service Class	(499,755)	(2,610,579)	(895,112)	(5,043,855)
	(4,498,384)	$(23,833,858)	(4,855,355)	$(27,715,069)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 20%, 6%, and 5%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $905 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,851,487	$51,565,410	$51,048,531	$(594)	$(717)	$6,367,055

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$39,687	$—

(8)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

22

MFS High Yield Portfolio

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

23

MFS High Yield Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

24

Semiannual Report
June 30, 2020
MFS®  International
Growth Portfolio
MFS® Variable Insurance Trust II
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund's annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.
If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.
FCI-SEM

MFS® International Growth Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Growth Portfolio
LETTER FROM THE EXECUTIVE CHAIR
Dear Contract Owners:
Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
August 17, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS International Growth Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Nestle S.A.	5.5%
Roche Holding AG	5.2%
SAP SE	3.9%
Novartis AG	3.4%
LVMH Moet Hennessy Louis Vuitton SE	3.3%
AIA Group Ltd.	3.3%
L'Oréal	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.1%
Tencent Holdings Ltd.	3.0%
Schneider Electric SE	2.6%
GICS equity sectors (g)
Consumer Staples	19.9%
Health Care	15.2%
Information Technology	15.1%
Industrials	13.7%
Materials	10.7%
Consumer Discretionary	9.8%
Financials	8.5%
Communication Services	5.0%
Energy	0.5%
Utilities	0.3%
Issuer country weightings (x)
France	19.2%
Switzerland	15.1%
Germany	9.5%
United Kingdom	8.7%
Japan	8.0%
United States	6.9%
Canada	6.8%
Taiwan	3.7%
China	3.7%
Other Countries	18.4%
Currency exposure weightings (y)
Euro	33.9%
Swiss Franc	15.1%
British Pound Sterling	9.7%
Japanese Yen	8.0%
United States Dollar	7.4%
Hong Kong Dollar	6.6%
Canadian Dollar	4.5%
Taiwan Dollar	3.7%
Indian Rupee	3.5%
Other Currencies	7.6%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2020.
The portfolio is actively managed and current holdings may be different.
2

MFS International Growth Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2020 through June 30, 2020
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.88%	$1,000.00	$953.02	$4.27
	Hypothetical (h)	0.88%	$1,000.00	$1,020.49	$4.42
Service Class	Actual	1.13%	$1,000.00	$951.10	$5.48
	Hypothetical (h)	1.13%	$1,000.00	$1,019.24	$5.67
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
3

MFS International Growth Portfolio
Portfolio of Investments − 6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace – 0.6%
Rolls-Royce Holdings PLC	237,253	$ 839,020
Airlines – 0.3%
Japan Airport Terminal Co. Ltd. (l)	9,000	$ 382,589
Alcoholic Beverages – 3.9%
Diageo PLC	87,572	$ 2,909,709
Pernod Ricard S.A.	15,503	2,439,337
		$5,349,046
Apparel Manufacturers – 4.9%
Burberry Group PLC	38,023	$ 753,593
Kering S.A.	2,579	1,403,117
LVMH Moet Hennessy Louis Vuitton SE	10,509	4,610,578
		$6,767,288
Automotive – 0.6%
Koito Manufacturing Co. Ltd.	22,100	$ 888,298
Business Services – 5.6%
Accenture PLC, “A”	12,153	$ 2,609,492
Brenntag AG	20,039	1,052,971
Compass Group PLC	54,398	749,539
Experian PLC	65,062	2,272,632
Infosys Technologies Ltd., ADR	101,763	983,030
		$7,667,664
Computer Software – 5.2%
Dassault Systemes S.A.	4,270	$ 736,872
OBIC Co. Ltd.	5,900	1,037,499
SAP SE	38,719	5,408,017
		$7,182,388
Computer Software - Systems – 3.5%
Amadeus IT Group S.A.	18,473	$ 962,589
Hitachi Ltd.	85,000	2,678,907
NICE Systems Ltd., ADR (a)	6,516	1,233,088
		$4,874,584
Consumer Products – 6.5%
Kao Corp.	16,800	$ 1,328,752
L'Oréal	13,765	4,418,342
Reckitt Benckiser Group PLC	34,604	3,186,681
		$8,933,775
Consumer Services – 0.4%
51job, Inc., ADR (a)	8,527	$ 612,153
Containers – 0.3%
Brambles Ltd.	62,100	$ 465,836
Electrical Equipment – 4.1%
Legrand S.A.	10,066	$ 764,725
Prysmian S.p.A.	52,494	1,216,105
Schneider Electric SE	32,811	3,645,028
		$5,625,858
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 3.7%
Delta Electronics, Inc.	158,000	$ 901,582
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	73,997	4,200,810
		$5,102,392
Energy - Independent – 0.6%
Oil Search Ltd.	351,135	$ 768,149
Food & Beverages – 7.8%
Danone S.A.	46,206	$ 3,195,729
Nestle S.A.	68,517	7,574,511
		$10,770,240
Gaming & Lodging – 1.1%
Flutter Entertainment PLC (l)	11,032	$ 1,448,311
General Merchandise – 0.2%
Walmart de Mexico S.A.B. de C.V.	139,793	$ 335,425
Insurance – 3.3%
AIA Group Ltd.	492,400	$ 4,593,319
Internet – 5.0%
NAVER Corp.	11,283	$ 2,530,406
Tencent Holdings Ltd.	63,800	4,104,339
Yandex N.V., “A” (a)	4,951	247,649
		$6,882,394
Leisure & Toys – 0.7%
BANDAI NAMCO Holdings, Inc.	17,100	$ 897,483
Machinery & Tools – 3.0%
GEA Group AG	39,950	$ 1,263,479
Ingersoll Rand, Inc. (a)	28,908	812,893
Ritchie Bros. Auctioneers, Inc.	49,237	2,004,515
		$4,080,887
Major Banks – 1.1%
DBS Group Holdings Ltd.	101,100	$ 1,512,307
Medical & Health Technology & Services – 0.3%
Alcon, Inc. (a)	6,761	$ 387,913
Medical Equipment – 5.2%
EssilorLuxottica (a)	20,996	$ 2,695,043
Mettler-Toledo International, Inc. (a)	1,249	1,006,132
QIAGEN N.V. (a)	30,664	1,320,851
Terumo Corp.	56,000	2,116,564
		$7,138,590
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	74,000	$ 360,428
Other Banks & Diversified Financials – 4.1%
AEON Financial Service Co. Ltd.	57,700	$ 627,900
Credicorp Ltd.	3,926	524,788
Element Fleet Management Corp.	125,620	937,338
Grupo Financiero Banorte S.A. de C.V. (a)	218,089	756,425

4

MFS International Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
HDFC Bank Ltd.	177,457	$ 2,529,580
Komercni Banka A.S. (a)	9,654	224,226
		$5,600,257
Pharmaceuticals – 11.7%
Bayer AG	32,598	$ 2,392,679
Novartis AG	53,156	4,624,115
Novo Nordisk A.S., “B”	30,839	1,996,572
Roche Holding AG	20,571	7,129,123
		$16,142,489
Precious Metals & Minerals – 2.4%
Agnico-Eagle Mines Ltd.	28,859	$ 1,847,903
Franco-Nevada Corp.	9,969	1,392,620
		$3,240,523
Railroad & Shipping – 2.6%
Adani Ports and Special Economic Zone Ltd.	96,550	$ 444,339
Canadian National Railway Co.	35,665	3,158,849
		$3,603,188
Specialty Chemicals – 8.3%
Akzo Nobel N.V.	19,834	$ 1,776,885
Croda International PLC	19,286	1,256,042
L'Air Liquide S.A.	17,510	2,525,946
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Linde PLC	15,658	$ 3,295,814
Sika AG	5,245	1,009,474
Symrise AG	13,819	1,606,904
		$11,471,065
Tobacco – 1.4%
ITC Ltd.	350,448	$ 906,323
Japan Tobacco, Inc. (l)	56,500	1,047,324
		$1,953,647
Total Common Stocks (Identified Cost, $81,544,864)		$135,877,506
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $1,203,719)	1,203,599	$ 1,203,719
Other Assets, Less Liabilities – 0.4%		594,907
Net Assets – 100.0%		$137,676,132

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,203,719 and $135,877,506, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
5

MFS International Growth Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/20 Assets
Investments in unaffiliated issuers, at value, including $959,175 of securities on loan (identified cost, $81,544,864)	$135,877,506
Investments in affiliated issuers, at value (identified cost, $1,203,719)	1,203,719
Cash	13,291
Receivables for
Investments sold	33,536
Fund shares sold	177,001
Interest and dividends	812,756
Receivable from investment adviser	14,868
Other assets	669
Total assets	$138,133,346
Liabilities
Payables for
Fund shares reacquired	$355,406
Payable to affiliates
Administrative services fee	162
Shareholder servicing costs	44
Distribution and/or service fees	481
Deferred country tax expense payable	3,203
Accrued expenses and other liabilities	97,918
Total liabilities	$457,214
Net assets	$137,676,132
Net assets consist of
Paid-in capital	$77,428,275
Total distributable earnings (loss)	60,247,857
Net assets	$137,676,132
Shares of beneficial interest outstanding	10,164,446
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$102,409,132	7,536,894	$13.59
Service Class	35,267,000	2,627,552	13.42
See Notes to Financial Statements
6

MFS International Growth Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/20
Net investment income (loss)
Income
Dividends	$1,712,797
Dividends from affiliated issuers	6,475
Other	2,598
Income on securities loaned	992
Foreign taxes withheld	(195,808)
Total investment income	$1,527,054
Expenses
Management fee	$608,202
Distribution and/or service fees	42,094
Shareholder servicing costs	3,499
Administrative services fee	14,521
Independent Trustees' compensation	2,223
Custodian fee	30,695
Shareholder communications	4,404
Audit and tax fees	33,360
Legal fees	768
Miscellaneous	12,763
Total expenses	$752,529
Reduction of expenses by investment adviser	(115,382)
Net expenses	$637,147
Net investment income (loss)	$889,907
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,276,357
Foreign currency	1,303
Net realized gain (loss)	$2,277,660
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $40,835 decrease in deferred country tax)	$(9,542,268)
Affiliated issuers	(17)
Translation of assets and liabilities in foreign currencies	10,066
Net unrealized gain (loss)	$(9,532,219)
Net realized and unrealized gain (loss)	$(7,254,559)
Change in net assets from operations	$(6,364,652)
See Notes to Financial Statements
7

MFS International Growth Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19
Change in net assets
From operations
Net investment income (loss)	$889,907	$2,015,143
Net realized gain (loss)	2,277,660	2,042,032
Net unrealized gain (loss)	(9,532,219)	30,150,239
Change in net assets from operations	$(6,364,652)	$34,207,414
Total distributions to shareholders	$—	$(17,055,112)
Change in net assets from fund share transactions	$(2,834,916)	$(3,428,696)
Total change in net assets	$(9,199,568)	$13,723,606
Net assets
At beginning of period	146,875,700	133,152,094
At end of period	$137,676,132	$146,875,700
See Notes to Financial Statements
8

MFS International Growth Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$14.26	$12.78	$15.50	$12.13	$12.57	$13.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.21	$0.17	$0.14	$0.17(c)	$0.13
Net realized and unrealized gain (loss)	(0.76)	3.07	(1.38)	3.77	0.19	(0.11)(g)
Total from investment operations	$(0.67)	$3.28	$(1.21)	$3.91	$0.36	$0.02
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.16)	$(0.20)	$(0.15)	$(0.22)
From net realized gain	—	(1.62)	(1.35)	(0.34)	(0.65)	(0.52)
Total distributions declared to shareholders	$—	$(1.80)	$(1.51)	$(0.54)	$(0.80)	$(0.74)
Net asset value, end of period (x)	$13.59	$14.26	$12.78	$15.50	$12.13	$12.57
Total return (%) (k)(r)(s)(x)	(4.70)(n)	27.30	(9.02)	32.64	2.49(c)	0.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05(a)	1.05	1.05	1.05	0.91(c)	1.03
Expenses after expense reductions (f)	0.88(a)	0.88	0.97	1.05	0.91(c)	1.03
Net investment income (loss)	1.37(a)	1.49	1.16	0.96	1.33(c)	0.99
Portfolio turnover	13(n)	7	18	10	15	22
Net assets at end of period (000 omitted)	$102,409	$112,259	$105,919	$130,591	$126,668	$138,482

See Notes to Financial Statements
9

MFS International Growth Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$14.11	$12.65	$15.37	$12.03	$12.48	$13.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.16	$0.13	$0.10	$0.13(c)	$0.10
Net realized and unrealized gain (loss)	(0.76)	3.07	(1.38)	3.74	0.18	(0.11)(g)
Total from investment operations	$(0.69)	$3.23	$(1.25)	$3.84	$0.31	$(0.01)
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.12)	$(0.16)	$(0.11)	$(0.18)
From net realized gain	—	(1.62)	(1.35)	(0.34)	(0.65)	(0.52)
Total distributions declared to shareholders	$—	$(1.77)	$(1.47)	$(0.50)	$(0.76)	$(0.70)
Net asset value, end of period (x)	$13.42	$14.11	$12.65	$15.37	$12.03	$12.48
Total return (%) (k)(r)(s)(x)	(4.89)(n)	27.11	(9.30)	32.35	2.15(c)	0.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30(a)	1.30	1.30	1.30	1.16(c)	1.28
Expenses after expense reductions (f)	1.13(a)	1.13	1.22	1.30	1.16(c)	1.28
Net investment income (loss)	1.17(a)	1.18	0.87	0.70	1.08(c)	0.72
Portfolio turnover	13(n)	7	18	10	15	22
Net assets at end of period (000 omitted)	$35,267	$34,616	$27,233	$29,544	$25,277	$26,144
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS International Growth Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS International Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from
11

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$26,434,717	$—	$—	$26,434,717
Switzerland	20,725,136	—	—	20,725,136
Germany	10,652,222	2,392,679	—	13,044,901
United Kingdom	11,967,216	—	—	11,967,216
Japan	9,967,817	1,037,499	—	11,005,316
Canada	9,341,225	—	—	9,341,225
United States	4,428,517	3,295,814	—	7,724,331
Taiwan	4,200,810	901,582	—	5,102,392
China	5,076,920	—	—	5,076,920
Other Countries	17,532,397	7,922,955	—	25,455,352
Mutual Funds	1,203,719	—	—	1,203,719
Total	$121,530,696	$15,550,529	$—	$137,081,225
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is
12

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $959,175. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $1,009,863 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$1,867,096
Long-term capital gains	15,188,016
Total distributions	$17,055,112
The federal tax cost and the tax basis components of distributable earnings were as follows:
13

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/20
Cost of investments	$83,921,265
Gross appreciation	57,908,693
Gross depreciation	(4,748,733)
Net unrealized appreciation (depreciation)	$53,159,960
As of 12/31/19
Undistributed ordinary income	2,431,143
Undistributed long-term capital gain	1,492,573
Other temporary differences	(10,249)
Net unrealized appreciation (depreciation)	62,699,042
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$13,305,912
Service Class	—	3,749,200
Total	$—	$17,055,112
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $7,291, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, this reduction amounted to $108,091, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
14

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $3,212, which equated to 0.0048% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $287.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0215% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $2,886 and $24,436, respectively. The sales transactions resulted in net realized gains (losses) of $543.
(4)  Portfolio Securities
For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $17,755,425 and $19,393,908, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	386,059	$4,611,611	165,538	$2,306,343
Service Class	759,037	9,608,325	600,379	8,346,422
	1,145,096	$14,219,936	765,917	$10,652,765
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,041,967	$13,305,912
Service Class	—	—	296,614	3,749,200
	—	$—	1,338,581	$17,055,112
Shares reacquired
Initial Class	(719,177)	$(9,511,706)	(1,627,974)	$(22,814,367)
Service Class	(585,178)	(7,543,146)	(595,546)	(8,322,206)
	(1,304,355)	$(17,054,852)	(2,223,520)	$(31,136,573)
Net change
Initial Class	(333,118)	$(4,900,095)	(420,469)	$(7,202,112)
Service Class	173,859	2,065,179	301,447	3,773,416
	(159,259)	$(2,834,916)	(119,022)	$(3,428,696)
15

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 29%, 12%, and 6%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $355 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$677,119	$15,744,025	$15,217,408	$—	$(17)	$1,203,719
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,475	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
16

MFS International Growth Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
17

MFS International Growth Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Semiannual Report

June 30, 2020

MFS® International Intrinsic Value Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

FCG-SEM

MFS® International Intrinsic Value Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Intrinsic Value Portfolio

LETTER FROM THE EXECUTIVE CHAIR

Dear Contract Owners:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS International Intrinsic Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	5.2%
Cadence Design Systems, Inc.	4.7%
Givaudan S.A.	3.8%
Schneider Electric SE	2.7%
ANSYS, Inc.	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.5%
Reckitt Benckiser Group PLC	2.5%
L’Oréal	2.4%
Pernod Ricard S.A.	2.3%
Henkel AG & Co. KGaA	2.2%

GICS equity sectors (g)
Consumer Staples	30.7%
Information Technology	26.2%
Industrials	17.4%
Materials	9.7%
Health Care	3.2%
Real Estate	3.2%
Financials	2.9%
Consumer Discretionary	2.5%
Communication Services	0.8%
Energy	0.2%

Issuer country weightings (x)
Japan	21.6%
United States	17.4%
Switzerland	13.5%
France	13.4%
United Kingdom	11.8%
Germany	8.7%
Taiwan	2.5%
Canada	2.3%
Denmark	1.5%
Other Countries	7.3%

Currency exposure weightings (y)
Euro	26.4%
United States Dollar	22.5%
Japanese Yen	17.4%
Swiss Franc	13.5%
British Pound Sterling	11.8%
Taiwan Dollar	2.5%
Canadian Dollar	2.3%
Danish Krone	1.5%
South Korean Won	1.2%
Other Currencies	0.9%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

MFS International Intrinsic Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2020 through June 30, 2020

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.90%	$1,000.00	$1,007.68	$4.49
	Hypothetical (h)	0.90%	$1,000.00	$1,020.39	$4.52
Service Class	Actual	1.15%	$1,000.00	$1,006.11	$5.74
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS International Intrinsic Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 94.6%
Airlines – 0.6%
Ryanair Holdings PLC, ADR (a)	110,452	$7,327,386

Alcoholic Beverages – 5.4%
Diageo PLC	717,409	$23,836,977
Heineken N.V.	176,002	16,226,394
Pernod Ricard S.A.	189,564	29,827,159

		$69,890,530

Apparel Manufacturers – 0.9%
Compagnie Financiere Richemont S.A.	110,110	$7,024,168
LVMH Moet Hennessy Louis Vuitton SE	11,493	5,042,285

		$12,066,453

Automotive – 0.6%
Compagnie Generale des Etablissements
Michelin	38,039	$3,946,316
Knorr-Bremse AG	38,637	3,916,763

		$7,863,079

Biotechnology – 1.2%
Novozymes A.S.	281,433	$16,272,832

Brokerage & Asset Managers – 0.5%
Euronext N.V.	67,250	$6,743,315

Business Services – 7.4%
Compass Group PLC	709,109	$9,770,670
Experian PLC	436,822	15,258,300
Intertek Group PLC	188,133	12,681,494
Nomura Research Institute Ltd.	510,200	13,921,516
Rentokil Initial PLC	78,687	496,866
Secom Co. Ltd.	210,000	18,326,742
SGS S.A.	7,612	18,599,166
Sohgo Security Services Co. Ltd.	112,600	5,235,027
Thomson Reuters Corp.	26,461	1,797,851

		$96,087,632

Chemicals – 3.8%
Givaudan S.A.	13,384	$49,837,724

Computer Software – 10.6%
ANSYS, Inc. (a)	115,853	$33,797,796
Cadence Design Systems, Inc. (a)	633,100	60,752,276
Dassault Systemes S.A.	77,884	13,440,405
OBIC Co. Ltd.	99,200	17,444,048
SAP SE	78,564	10,973,306
Wisetech Global Ltd.	114,627	1,530,665

		$137,938,496

Computer Software – Systems – 2.7%
Amadeus IT Group S.A.	379,904	$19,796,003
Descartes Systems Group, Inc. (a)	68,024	3,591,102
Wix.com Ltd. (a)	43,707	11,198,608

		$34,585,713

Construction – 0.5%
Geberit AG	13,568	$6,790,802

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – 11.5%
Colgate-Palmolive Co.	370,247	$27,124,295
Kao Corp.	355,800	28,141,070
Kobayashi Pharmaceutical Co. Ltd.	202,500	17,779,116
KOSE Corp.	23,400	2,808,650
L’Oréal	96,011	30,817,978
Reckitt Benckiser Group PLC	353,565	32,559,784
ROHTO Pharmaceutical Co. Ltd.	342,000	10,832,508

		$150,063,401

Electrical Equipment – 6.4%
Legrand S.A.	306,309	$23,270,613
OMRON Corp.	194,600	13,012,383
Schneider Electric SE	314,503	34,938,653
Spectris PLC	236,346	7,394,626
Yokogawa Electric Corp.	307,500	4,784,441

		$83,400,716

Electronics – 9.2%
Analog Devices, Inc.	218,481	$26,794,510
DISCO Corp.	17,200	4,156,036
Halma PLC	440,789	12,578,569
Hirose Electric Co. Ltd.	134,000	14,668,951
Infineon Technologies AG	63,137	1,480,755
Samsung Electronics Co. Ltd.	363,276	16,103,709
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	582,872	33,089,644
Texas Instruments, Inc.	89,171	11,322,042

		$120,194,216

Engineering – Construction – 0.7%
IMI PLC	845,389	$9,663,390

Food & Beverages – 11.6%
Chocoladefabriken Lindt & Sprungli AG	197	$1,621,827
Danone S.A.	284,484	19,675,662
Ezaki Glico Co. Ltd.	157,800	7,539,118
ITO EN Ltd.	336,000	18,919,935
Kerry Group PLC	91,854	11,382,732
Nestle S.A.	611,470	67,597,623
Nissan Foods Holdings Co. Ltd.	52,200	4,616,902
Toyo Suisan Kaisha Ltd.	359,500	20,076,731

		$151,430,530

Insurance – 0.3%
Hiscox Ltd.	413,444	$4,039,987

Internet – 0.8%
Alphabet, Inc., “A” (a)	6,909	$9,797,307

Machinery & Tools – 5.3%
Epiroc AB, “A”	343,123	$4,275,137
GEA Group AG	269,980	8,538,526
Nordson Corp.	65,839	12,490,317
Schindler Holding AG	26,435	6,221,969
SMC Corp.	28,000	14,309,238
Spirax-Sarco Engineering PLC	173,941	21,501,312

4

MFS International Intrinsic Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Machinery & Tools – continued
Wartsila Oyj Abp	200,251	$1,655,417

		$68,991,916

Major Banks – 1.0%
Svenska Handelsbanken AB, “A” (a)	591,103	$5,610,220
UBS Group AG	611,355	7,036,599

		$12,646,819

Medical Equipment – 3.2%
EssilorLuxottica (a)	53,135	$6,820,399
Nihon Kohden Corp.	369,200	12,394,999
Shimadzu Corp.	383,500	10,186,413
Terumo Corp.	337,800	12,767,417

		$42,169,228

Oil Services – 0.2%
Core Laboratories N.V.	114,609	$2,328,855

Other Banks & Diversified Financials – 1.1%
Chiba Bank Ltd.	531,000	$2,498,245
Hachijuni Bank Ltd.	521,000	1,973,503
Julius Baer Group Ltd.	76,201	3,188,949
Jyske Bank A.S. (a)	66,135	1,939,428
Mebuki Financial Group, Inc.	877,300	2,031,257
North Pacific Bank Ltd.	780,900	1,504,304
Sydbank A.S. (a)	87,697	1,626,345

		$14,762,031

Pharmaceuticals – 1.3%
Santen Pharmaceutical Co. Ltd.	911,500	$16,740,028

Precious Metals & Minerals – 1.9%
Agnico-Eagle Mines Ltd.	98,227	$6,289,682
Franco-Nevada Corp.	130,793	18,271,135

		$24,560,817

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – 3.2%
Deutsche Wohnen SE	419,790	$18,841,774
LEG Immobilien AG (a)	49,852	6,328,983
TAG Immobilien AG	223,884	5,337,542
Vonovia SE	185,252	11,359,765

		$41,868,064

Specialty Chemicals – 2.7%
Croda International PLC	63,282	$4,121,375
Kansai Paint Co. Ltd.	249,900	5,260,687
Sika AG	41,659	8,017,857
Symrise AG	151,762	17,647,220

		$35,047,139

Total Common Stocks (Identified Cost, $866,447,370)		$1,233,108,406

PREFERRED STOCKS – 2.2%
Consumer Products – 2.2%
Henkel AG & Co. KGaA (Identified Cost, $37,646,092)	314,820	$29,314,667

INVESTMENT COMPANIES (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $38,249,801)	38,252,175	$38,256,000

OTHER ASSETS, LESS LIABILITIES – 0.3%		3,493,907

NET ASSETS – 100.0%		$1,304,172,980

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $38,256,000 and $1,262,423,073, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

JPY	Japanese Yen

Derivative Contracts at 6/30/20

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	47,205,642	JPY	5,203,656,000	HSBC Bank	8/21/2020	$(1,017,419)
USD	7,314,010	JPY	795,000,000	Morgan Stanley Capital Services, Inc.	8/21/2020	(53,374)

						$(1,070,793)

See Notes to Financial Statements

5

MFS International Intrinsic Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/20

Assets
Investments in unaffiliated issuers, at value (identified cost, $904,093,462)	$1,262,423,073
Investments in affiliated issuers, at value (identified cost, $38,249,801)	38,256,000
Foreign currency, at value (identified cost, $122,145)	120,728
Receivables for
Investments sold	59,796
Fund shares sold	1,527,809
Interest and dividends	4,319,627
Other assets	3,896
Total assets	$1,306,710,929

Liabilities
Payables for
Forward foreign currency exchange contracts	$1,070,793
Fund shares reacquired	1,202,795
Payable to affiliates
Investment adviser	36,338
Administrative services fee	1,044
Shareholder servicing costs	211
Distribution and/or service fees	13,861
Accrued expenses and other liabilities	212,907
Total liabilities	$2,537,949
Net assets	$1,304,172,980

Net assets consist of
Paid-in capital	$899,199,999
Total distributable earnings (loss)	404,972,981
Net assets	$1,304,172,980
Shares of beneficial interest outstanding	43,820,318

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$284,405,370	9,427,767	$30.17
Service Class	1,019,767,610	34,392,551	29.65

See Notes to Financial Statements

6

MFS International Intrinsic Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/20

Net investment income (loss)
Income
Dividends	$13,475,275
Dividends from affiliated issuers	175,406
Other	15,553
Income on securities loaned	2,503
Foreign taxes withheld	(1,442,537)
Total investment income	$12,226,200
Expenses
Management fee	$5,505,390
Distribution and/or service fees	1,215,238
Shareholder servicing costs	15,934
Administrative services fee	90,640
Independent Trustees’ compensation	11,814
Custodian fee	100,603
Shareholder communications	28,102
Audit and tax fees	30,821
Legal fees	6,985
Miscellaneous	20,530
Total expenses	$7,026,057
Reduction of expenses by investment adviser	(172,978)
Net expenses	$6,853,079
Net investment income (loss)	$5,373,121

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$10,988,088
Affiliated issuers	146
Forward foreign currency exchange contracts	2,739,582
Foreign currency	(170,856)
Net realized gain (loss)	$13,556,960
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(10,991,921)
Affiliated issuers	2,475
Forward foreign currency exchange contracts	(2,548,076)
Translation of assets and liabilities in foreign currencies	69,189
Net unrealized gain (loss)	$(13,468,333)
Net realized and unrealized gain (loss)	$88,627
Change in net assets from operations	$5,461,748

See Notes to Financial Statements

7

MFS International Intrinsic Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	6/30/20	12/31/19
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$5,373,121	$9,959,005
Net realized gain (loss)	13,556,960	26,110,751
Net unrealized gain (loss)	(13,468,333)	251,737,645
Change in net assets from operations	$5,461,748	$287,807,401
Total distributions to shareholders	$—	$(58,909,960)
Change in net assets from fund share transactions	$(57,458,185)	$(13,250,059)
Total change in net assets	$(51,996,437)	$215,647,382

Net assets
At beginning of period	1,356,169,417	1,140,522,035
At end of period	$1,304,172,980	$1,356,169,417

See Notes to Financial Statements

8

MFS International Intrinsic Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$29.94		$25.02	$28.25	$22.57	$22.46		$21.73

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.28	$0.30	$0.29	$0.32	(c)	$0.30
Net realized and unrealized gain (loss)	0.08		6.06	(2.91)	5.80	0.64		1.11
Total from investment operations	$0.23		$6.34	$(2.61)	$6.09	$0.96		$1.41

Less distributions declared to shareholders
From net investment income	$—		$(0.54)	$(0.31)	$(0.39)	$(0.32)		$(0.45)
From net realized gain	—		(0.88)	(0.31)	(0.02)	(0.53)		(0.23)
Total distributions declared to shareholders	$—		$(1.42)	$(0.62)	$(0.41)	$(0.85)		$(0.68)
Net asset value, end of period (x)	$30.17		$29.94	$25.02	$28.25	$22.57		$22.46
Total return (%) (k)(r)(s)(x)	0.77	(n)	25.94	(9.49)	27.14	4.05	(c)	6.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.92	0.91	0.91	0.91	(c)	0.93
Expenses after expense reductions (f)	0.90	(a)	0.90	0.90	0.90	0.89	(c)	0.91
Net investment income (loss)	1.04	(a)	0.99	1.08	1.13	1.41	(c)	1.33
Portfolio turnover	6	(n)	13	16	10	17		24
Net assets at end of period (000 omitted)	$284,405		$308,053	$282,244	$317,415	$238,192		$230,349

Service Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$29.47		$24.60	$27.80	$22.23	$22.13		$21.44

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.20	$0.27	$0.23	$0.26	(c)	$0.25
Net realized and unrealized gain (loss)	0.07		5.97	(2.91)	5.70	0.63		1.07
Total from investment operations	$0.18		$6.17	$(2.64)	$5.93	$0.89		$1.32

Less distributions declared to shareholders
From net investment income	$—		$(0.42)	$(0.25)	$(0.34)	$(0.26)		$(0.40)
From net realized gain	—		(0.88)	(0.31)	(0.02)	(0.53)		(0.23)
Total distributions declared to shareholders	$—		$(1.30)	$(0.56)	$(0.36)	$(0.79)		$(0.63)
Net asset value, end of period (x)	$29.65		$29.47	$24.60	$27.80	$22.23		$22.13
Total return (%) (k)(r)(s)(x)	0.61	(n)	25.65	(9.72)	26.82	3.84	(c)	6.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.17	1.15	1.16	1.16	(c)	1.18
Expenses after expense reductions (f)	1.15	(a)	1.15	1.14	1.15	1.14	(c)	1.16
Net investment income (loss)	0.80	(a)	0.72	0.97	0.89	1.17	(c)	1.10
Portfolio turnover	6	(n)	13	16	10	17		24
Net assets at end of period (000 omitted)	$1,019,768		$1,048,117	$858,278	$1,728,247	$1,273,735		$1,124,133

See Notes to Financial Statements

9

MFS International Intrinsic Value Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS International Intrinsic Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Intrinsic Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading

11

MFS International Intrinsic Value Portfolio

Notes to Financial Statements (unaudited) – continued

of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$243,024,583	$38,904,682	$—	$281,929,265
United States	184,407,398	—	—	184,407,398
Switzerland	175,936,684	—	—	175,936,684
France	174,522,785	—	—	174,522,785
United Kingdom	153,903,350	—	—	153,903,350
Germany	113,739,301	—	—	113,739,301
Taiwan	33,089,644	—	—	33,089,644
Canada	29,949,770	—	—	29,949,770
Denmark	19,838,605	—	—	19,838,605
Other Countries	79,002,562	16,103,709	—	95,106,271
Mutual Funds	38,256,000	—	—	38,256,000
Total	$1,245,670,682	$55,008,391	$—	$1,300,679,073

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(1,070,793)	$—	$(1,070,793)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange,

12

MFS International Intrinsic Value Portfolio

Notes to Financial Statements (unaudited) – continued

negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2020 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$(1,070,793)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$2,739,582

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(2,548,076)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

13

MFS International Intrinsic Value Portfolio

Notes to Financial Statements (unaudited) – continued

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2020, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

14

MFS International Intrinsic Value Portfolio

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
12/31/19
Ordinary income (including any short-term capital gains)	$21,217,617
Long-term capital gains	37,692,343
Total distributions	$58,909,960

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$950,225,092
Gross appreciation	397,543,174
Gross depreciation	(47,089,193)
Net unrealized appreciation (depreciation)	$350,453,981

As of 12/31/19

Undistributed ordinary income	12,547,094
Undistributed long-term capital gain	25,587,453
Other temporary differences	(66,741)
Net unrealized appreciation (depreciation)	361,443,427

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$14,425,226
Service Class	—	44,484,734
Total	$—	$58,909,960

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $67,499, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.87% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, this reduction amounted to $105,479, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

15

MFS International Intrinsic Value Portfolio

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $15,116, which equated to 0.0024% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $818.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0145% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in sale transactions pursuant to this policy, which amounted to $59,330. The sales transactions resulted in net realized gains (losses) of $(13,066).

(4)	Portfolio Securities

For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $67,763,677 and $118,207,212, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	676,825	$18,507,084	1,272,961	$35,746,878
Service Class	2,799,833	75,919,179	4,881,451	134,750,061
	3,476,658	$94,426,263	6,154,412	$170,496,939

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	513,152	$13,849,975
Service Class	—	—	1,672,987	44,484,734
	—	$—	2,186,139	$58,334,709

Shares reacquired
Initial Class	(1,537,755)	$(42,844,503)	(2,779,834)	$(78,917,068)
Service Class	(3,978,378)	(109,039,945)	(5,877,448)	(163,164,639)
	(5,516,133)	$(151,884,448)	(8,657,282)	$(242,081,707)

Net change
Initial Class	(860,930)	$(24,337,419)	(993,721)	$(29,320,215)
Service Class	(1,178,545)	(33,120,766)	676,990	16,070,156
	(2,039,475)	$(57,458,185)	(316,731)	$(13,250,059)

16

MFS International Intrinsic Value Portfolio

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 3%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund.

Effective at the close of business on October 16, 2017, the fund is closed to new investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $3,260 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$40,476,769	$101,922,640	$104,146,030	$146	$2,475	$38,256,000

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$175,406	$—

(8)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

17

MFS International Intrinsic Value Portfolio

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

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MFS International Intrinsic Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

19

Semiannual Report

June 30, 2020

MFS® Massachusetts Investors Growth Stock Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

MIS-SEM

MFS® Massachusetts Investors Growth Stock Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Massachusetts Investors Growth Stock Portfolio

LETTER FROM THE EXECUTIVE CHAIR

Dear Contract Owners:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

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MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	9.0%
Alphabet, Inc., “A”	6.4%
Apple, Inc.	4.3%
Accenture PLC, “A”	4.2%
Visa, Inc., “A”	3.5%
Aon PLC	2.6%
Comcast Corp., “A”	2.5%
Colgate-Palmolive Co.	2.4%
Electronic Arts, Inc.	2.4%
Thermo Fisher Scientific, Inc.	2.4%

GICS equity sectors (g)
Information Technology	34.0%
Health Care	16.1%
Communication Services	12.5%
Consumer Discretionary	11.1%
Industrials	8.0%
Consumer Staples	8.0%
Financials	7.9%
Materials	1.8%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

MFS Massachusetts Investors Growth Stock Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2020 through June 30, 2020

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.78%	$1,000.00	$992.91	$3.86
	Hypothetical (h)	0.78%	$1,000.00	$1,020.98	$3.92
Service Class	Actual	1.03%	$1,000.00	$991.92	$5.10
	Hypothetical (h)	1.03%	$1,000.00	$1,019.74	$5.17

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.4%
Apparel Manufacturers – 5.6%
Adidas AG (a)	55,803	$14,645,469
LVMH Moet Hennessy Louis Vuitton SE	32,055	14,063,381
NIKE, Inc., “B”	175,290	17,187,184
VF Corp.	107,520	6,552,269

		$52,448,303

Brokerage & Asset Managers – 2.3%
Blackstone Group, Inc.	134,367	$7,613,234
Charles Schwab Corp.	405,819	13,692,333

		$21,305,567

Business Services – 11.4%
Accenture PLC, “A”	185,678	$39,868,780
Cognizant Technology Solutions Corp., “A”	234,460	13,322,017
Equifax, Inc.	77,431	13,308,840
Fidelity National Information Services, Inc.	146,663	19,666,042
Fiserv, Inc. (a)	161,994	15,813,854
Verisk Analytics, Inc., “A”	28,307	4,817,852

		$106,797,385

Cable TV – 2.5%
Comcast Corp., “A”	609,358	$23,752,775

Computer Software – 9.0%
Microsoft Corp.	414,447	$84,344,109

Computer Software – Systems – 4.3%
Apple, Inc.	109,429	$39,919,699

Construction – 2.6%
Otis Worldwide Corp.	195,039	$11,089,918
Sherwin-Williams Co.	22,138	12,792,443

		$23,882,361

Consumer Products – 5.7%
Church & Dwight Co., Inc.	247,625	$19,141,413
Colgate-Palmolive Co.	313,272	22,950,307
Estee Lauder Cos., Inc., “A”	59,105	11,151,931

		$53,243,651

Electrical Equipment – 4.8%
Amphenol Corp., “A”	196,327	$18,810,090
Fortive Corp.	221,104	14,959,897
TE Connectivity Ltd.	141,810	11,564,605

		$45,334,592

Electronics – 3.5%
Analog Devices, Inc.	86,854	$10,651,775
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	123,466	7,009,165
Texas Instruments, Inc.	121,119	15,378,479

		$33,039,419

Food & Beverages – 2.3%
PepsiCo, Inc.	164,844	$21,802,267

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
General Merchandise – 1.3%
Dollarama, Inc.	369,190	$12,280,952

Health Maintenance Organizations – 1.2%
Cigna Corp.	61,180	$11,480,427

Insurance – 4.2%
AON PLC	124,879	$24,051,695
Marsh & McLennan Cos., Inc.	140,921	15,130,688

		$39,182,383

Internet – 9.1%
Alibaba Group Holding Ltd., ADR (a)	71,269	$15,372,723
Alphabet, Inc., “A” (a)	42,496	60,261,453
Tencent Holdings Ltd.	158,200	10,177,217

		$85,811,393

Leisure & Toys – 2.4%
Electronic Arts, Inc. (a)	171,487	$22,644,858

Machinery & Tools – 0.9%
Nordson Corp.	44,825	$8,503,751

Medical & Health Technology & Services – 1.0%
PRA Health Sciences, Inc. (a)	100,354	$9,763,441

Medical Equipment – 12.9%
Abbott Laboratories	107,921	$9,867,217
Agilent Technologies, Inc.	175,567	15,514,856
Becton, Dickinson and Co.	78,380	18,753,983
Boston Scientific Corp. (a)	526,204	18,475,022
Danaher Corp.	72,380	12,798,955
Mettler-Toledo International, Inc. (a)	7,037	5,668,655
Stryker Corp.	93,982	16,934,617
Thermo Fisher Scientific, Inc.	62,303	22,574,869

		$120,588,174

Other Banks & Diversified Financials – 6.0%
Mastercard, Inc., “A”	35,819	$10,591,678
Moody’s Corp.	48,753	13,393,912
Visa, Inc., “A”	167,725	32,399,438

		$56,385,028

Pharmaceuticals – 1.0%
Roche Holding AG	27,764	$9,621,943

Railroad & Shipping – 2.4%
Canadian Pacific Railway Ltd.	27,796	$7,097,431
Union Pacific Corp.	92,206	15,589,268

		$22,686,699

Restaurants – 1.2%
Starbucks Corp.	155,003	$11,406,671

Specialty Chemicals – 0.5%
Ecolab, Inc.	21,904	$4,357,801

4

MFS Massachusetts Investors Growth Stock Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Stores – 1.3%
Ross Stores, Inc.	84,237	$7,180,362
TJX Cos., Inc.	105,879	5,353,242

		$12,533,604

Total Common Stocks (Identified Cost, $520,979,778)		$933,117,253

INVESTMENT COMPANIES (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $6,838,197)	6,837,513	$6,838,197

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(1,144,837)

NET ASSETS – 100.0%		$938,810,613

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $6,838,197 and $933,117,253, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

See Notes to Financial Statements

5

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/20

Assets
Investments in unaffiliated issuers, at value (identified cost, $520,979,778)	$933,117,253
Investments in affiliated issuers, at value (identified cost, $6,838,197)	6,838,197
Receivables for
Fund shares sold	144,706
Dividends	600,762
Other assets	5,835
Total assets	$940,706,753

Liabilities
Payables for
Fund shares reacquired	$1,716,759
Payable to affiliates
Investment adviser	37,165
Administrative services fee	758
Shareholder servicing costs	175
Distribution and/or service fees	5,067
Accrued expenses and other liabilities	136,216
Total liabilities	$1,896,140
Net assets	$938,810,613

Net assets consist of
Paid-in capital	$366,607,489
Total distributable earnings (loss)	572,203,124
Net assets	$938,810,613
Shares of beneficial interest outstanding	42,128,559

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$560,744,695	25,010,525	$22.42
Service Class	378,065,918	17,118,034	22.09

See Notes to Financial Statements

6

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/20

Net investment income (loss)
Income
Dividends	$5,740,894
Dividends from affiliated issuers	33,780
Other	17,955
Income on securities loaned	15,309
Foreign taxes withheld	(100,907)
Total investment income	$5,707,031
Expenses
Management fee	$3,440,158
Distribution and/or service fees	461,228
Shareholder servicing costs	13,671
Administrative services fee	67,887
Independent Trustees’ compensation	8,784
Custodian fee	27,464
Shareholder communications	37,700
Audit and tax fees	29,780
Legal fees	5,083
Miscellaneous	17,841
Total expenses	$4,109,596
Reduction of expenses by investment adviser	(49,518)
Net expenses	$4,060,078
Net investment income (loss)	$1,646,953

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$63,203,029
Affiliated issuers	(1,132)
Foreign currency	(15,257)
Net realized gain (loss)	$63,186,640
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(74,219,815)
Affiliated issuers	1
Translation of assets and liabilities in foreign currencies	2,741
Net unrealized gain (loss)	$(74,217,073)
Net realized and unrealized gain (loss)	$(11,030,433)
Change in net assets from operations	$(9,383,480)
See Notes to Financial Statements

7

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/20	Year ended 12/31/19
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$1,646,953	$3,831,117
Net realized gain (loss)	63,186,640	93,493,641
Net unrealized gain (loss)	(74,217,073)	209,459,172
Change in net assets from operations	$(9,383,480)	$306,783,930
Total distributions to shareholders	$—	$(77,028,659)
Change in net assets from fund share transactions	$(57,402,957)	$(37,891,568)
Total change in net assets	$(66,786,437)	$191,863,703

Net assets
At beginning of period	1,005,597,050	813,733,347
At end of period	$938,810,613	$1,005,597,050

See Notes to Financial Statements

8

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$22.58		$17.60	$18.60	$15.38	$16.38		$17.61

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.11	$0.13	$0.11	$0.11	(c)	$0.10
Net realized and unrealized gain (loss)	(0.21)		6.71	0.16	4.16	0.95		(0.21)
Total from investment operations	$(0.16)		$6.82	$0.29	$4.27	$1.06		$(0.11)

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.12)	$(0.12)	$(0.10)		$(0.09)
From net realized gain	—		(1.71)	(1.17)	(0.93)	(1.96)		(1.03)
Total distributions declared to shareholders	$—		$(1.84)	$(1.29)	$(1.05)	$(2.06)		$(1.12)
Net asset value, end of period (x)	$22.42		$22.58	$17.60	$18.60	$15.38		$16.38
Total return (%) (k)(r)(s)(x)	(0.71	)(n)	39.95	0.81	28.42	6.08	(c)	(0.12)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.79	0.80	0.81	0.78	(c)	0.79
Expenses after expense reductions (f)	0.78	(a)	0.78	0.79	0.80	0.77	(c)	0.79
Net investment income (loss)	0.46	(a)	0.51	0.65	0.66	0.70	(c)	0.56
Portfolio turnover	22	(n)	22	23	21	24		27
Net assets at end of period (000 omitted)	$560,745		$603,369	$493,783	$562,471	$500,924		$537,645

Service Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$22.27		$17.38	$18.38	$15.21	$16.22		$17.48

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.05	$0.08	$0.07	$0.07	(c)	$0.06
Net realized and unrealized gain (loss)	(0.20)		6.62	0.16	4.10	0.94		(0.21)
Total from investment operations	$(0.18)		$6.67	$0.24	$4.17	$1.01		$(0.15)

Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.07)	$(0.07)	$(0.06)		$(0.08)
From net realized gain	—		(1.71)	(1.17)	(0.93)	(1.96)		(1.03)
Total distributions declared to shareholders	$—		$(1.78)	$(1.24)	$(1.00)	$(2.02)		$(1.11)
Net asset value, end of period (x)	$22.09		$22.27	$17.38	$18.38	$15.21		$16.22
Total return (%) (k)(r)(s)(x)	(0.81	)(n)	39.58	0.58	28.10	5.84	(c)	(0.33)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.04	1.05	1.06	1.03	(c)	1.04
Expenses after expense reductions (f)	1.03	(a)	1.03	1.04	1.05	1.02	(c)	1.03
Net investment income (loss)	0.21	(a)	0.26	0.40	0.41	0.45	(c)	0.35
Portfolio turnover	22	(n)	22	23	21	24		27
Net assets at end of period (000 omitted)	$378,066		$402,228	$319,950	$369,950	$328,673		$337,742

See Notes to Financial Statements

9

MFS Massachusetts Investors Growth Stock Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Massachusetts Investors Growth Stock Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Massachusetts Investors Growth Stock Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser

11

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$933,117,253	$—	$—	$933,117,253
Mutual Funds	6,838,197	—	—	6,838,197
Total	$939,955,450	$—	$—	$939,955,450

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2020, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

12

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
12/31/19
Ordinary income (including any short-term capital gains)	$9,294,449
Long-term capital gains	67,734,210
Total distributions	$77,028,659

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$529,139,551
Gross appreciation	415,802,804
Gross depreciation	(4,986,905)
Net unrealized appreciation (depreciation)	$410,815,899

As of 12/31/19

Undistributed ordinary income	10,045,884
Undistributed long-term capital gain	86,504,202
Other temporary differences	805
Net unrealized appreciation (depreciation)	485,035,713

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$47,083,180
Service Class	—	29,945,479
Total	$—	$77,028,659

13

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $49,518, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.82% of average daily net assets for the Initial Class shares and 1.07% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $12,966, which equated to 0.0028% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $705.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0148% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in purchase transactions pursuant to this policy, which amounted to $3,023,388.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, this reimbursement amounted to $17,955, which is included in “Other” income in the Statement of Operations.

14

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $199,962,898 and $250,827,308, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	355,619	$7,253,125	727,093	$15,422,380
Service Class	849,999	17,404,508	1,484,252	30,568,543
	1,205,618	$24,657,633	2,211,345	$45,990,923

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,333,161	$47,083,180
Service Class	—	—	1,503,287	29,945,479
	—	$—	3,836,448	$77,028,659

Shares reacquired
Initial Class	(2,069,658)	$(43,926,322)	(4,390,381)	$(91,905,899)
Service Class	(1,794,882)	(38,134,268)	(3,334,851)	(69,005,251)
	(3,864,540)	$(82,060,590)	(7,725,232)	$(160,911,150)

Net change
Initial Class	(1,714,039)	$(36,673,197)	(1,330,127)	$(29,400,339)
Service Class	(944,883)	(20,729,760)	(347,312)	(8,491,229)
	(2,658,922)	$(57,402,957)	(1,677,439)	$(37,891,568)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $2,410 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,991,156	$78,894,605	$84,046,433	$(1,132)	$1	$6,838,197

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$33,780	$—

(8)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

15

MFS Massachusetts Investors Growth Stock Portfolio

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

16

MFS Massachusetts Investors Growth Stock Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

Semiannual Report
June 30, 2020
MFS®  Research
International Portfolio
MFS® Variable Insurance Trust II
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund's annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.
If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.
RSS-SEM

MFS® Research International Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Portfolio
LETTER FROM THE EXECUTIVE CHAIR
Dear Contract Owners:
Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
August 17, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Research International Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Roche Holding AG	3.6%
Nestle S.A.	3.3%
Schneider Electric SE	2.5%
Novo Nordisk A.S., “B”	2.4%
Linde PLC	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.0%
AIA Group Ltd.	1.8%
Euronext N.V.	1.7%
Daikin Industries Ltd.	1.7%
Santen Pharmaceutical Co. Ltd.	1.6%
Global equity sectors (k)
Capital Goods	22.5%
Financial Services	19.4%
Health Care	13.3%
Technology	12.9%
Consumer Staples	10.1%
Consumer Cyclicals	9.3%
Energy	7.3%
Telecommunications/Cable Television	4.1%
Issuer country weightings (x)
Japan	20.5%
Switzerland	13.1%
France	11.2%
Germany	8.6%
United Kingdom	8.0%
United States	7.1%
Hong Kong	4.7%
Australia	3.4%
Netherlands	3.4%
Other Countries	20.0%
Currency exposure weightings (y)
Euro	31.0%
Japanese Yen	20.5%
Swiss Franc	13.1%
British Pound Sterling	8.0%
United States Dollar	6.7%
Hong Kong Dollar	6.0%
Australian Dollar	3.4%
Danish Krone	2.9%
South Korean Won	1.9%
Other Currencies	6.5%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2020.
The portfolio is actively managed and current holdings may be different.
2

MFS Research International Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2020 through June 30, 2020
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.96%	$1,000.00	$934.55	$4.62
	Hypothetical (h)	0.96%	$1,000.00	$1,020.09	$4.82
Service Class	Actual	1.21%	$1,000.00	$933.69	$5.82
	Hypothetical (h)	1.21%	$1,000.00	$1,018.85	$6.07
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
3

MFS Research International Portfolio
Portfolio of Investments − 6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Airlines – 0.8%
Aena S.A. (a)	13,252	$ 1,767,279
Ryanair Holdings PLC, ADR (a)	23,660	1,569,604
		$3,336,883
Alcoholic Beverages – 1.3%
Diageo PLC	166,979	$ 5,548,125
Apparel Manufacturers – 4.0%
Adidas AG (a)	18,376	$ 4,822,772
Burberry Group PLC	55,173	1,093,496
Compagnie Financiere Richemont S.A.	40,057	2,555,328
LVMH Moet Hennessy Louis Vuitton SE	18,770	8,234,898
		$16,706,494
Automotive – 1.6%
Koito Manufacturing Co. Ltd.	72,800	$ 2,926,159
USS Co. Ltd.	230,000	3,670,201
		$6,596,360
Brokerage & Asset Managers – 2.8%
Euronext N.V.	73,237	$ 7,343,645
Hong Kong Exchanges & Clearing Ltd.	103,200	4,394,039
		$11,737,684
Business Services – 0.8%
Nomura Research Institute Ltd.	126,800	$ 3,459,914
Computer Software – 0.9%
Cadence Design Systems, Inc. (a)	26,399	$ 2,533,248
Check Point Software Technologies Ltd. (a)	13,325	1,431,505
		$3,964,753
Computer Software - Systems – 4.0%
Amadeus IT Group S.A.	61,657	$ 3,212,817
Constellation Software, Inc.	2,395	2,704,237
EPAM Systems, Inc. (a)	14,922	3,760,493
Fujitsu Ltd.	21,300	2,489,521
Hitachi Ltd.	142,800	4,500,564
		$16,667,632
Conglomerates – 0.3%
Melrose Industries PLC	803,987	$ 1,135,692
Construction – 2.0%
Techtronic Industries Co. Ltd.	519,500	$ 5,080,718
Toto Ltd.	85,200	3,265,297
		$8,346,015
Consumer Products – 2.3%
Kao Corp.	54,500	$ 4,310,535
Reckitt Benckiser Group PLC	57,970	5,338,455
		$9,648,990
Consumer Services – 1.3%
51job, Inc., ADR (a)	28,548	$ 2,049,461
Carsales.com Ltd.	58,498	719,669
Persol Holdings Co. Ltd.	107,000	1,466,636
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – continued
SEEK Ltd.	73,477	$ 1,115,212
		$5,350,978
Containers – 0.9%
Brambles Ltd.	492,053	$ 3,691,081
Electrical Equipment – 3.6%
Legrand S.A.	63,459	$ 4,821,046
Schneider Electric SE	93,312	10,366,183
		$15,187,229
Electronics – 3.7%
Kyocera Corp.	62,800	$ 3,411,178
NXP Semiconductors N.V.	31,350	3,575,154
Samsung Electronics Co. Ltd.	70,452	3,123,076
Silicon Motion Technology Corp., ADR	35,369	1,724,946
Taiwan Semiconductor Manufacturing Co. Ltd.	344,804	3,648,730
		$15,483,084
Energy - Independent – 0.9%
Galp Energia SGPS S.A., “B”	236,702	$ 2,737,797
Oil Search Ltd.	589,290	1,289,141
		$4,026,938
Energy - Integrated – 2.2%
BP PLC	974,058	$ 3,707,768
Cairn Energy PLC (a)	925,026	1,350,224
Eni S.p.A.	230,382	2,197,501
Idemitsu Kosan Co. Ltd.	90,000	1,906,275
		$9,161,768
Food & Beverages – 4.5%
Danone S.A.	69,579	$ 4,812,267
Nestle S.A.	126,628	13,998,645
		$18,810,912
Food & Drug Stores – 0.2%
Sugi Holdings Co. Ltd.	13,300	$ 899,190
Gaming & Lodging – 0.4%
Flutter Entertainment PLC (l)	14,242	$ 1,869,728
Insurance – 5.2%
AIA Group Ltd.	817,400	$ 7,625,059
AON PLC	34,803	6,703,058
Hiscox Ltd.	293,666	2,869,571
Zurich Insurance Group AG	12,972	4,575,695
		$21,773,383
Internet – 3.5%
NAVER Corp.	21,207	$ 4,756,033
NetEase.com, Inc., ADR	8,835	3,793,572
Scout24 AG	35,341	2,741,671
Tencent Holdings Ltd.	54,500	3,506,058
		$14,797,334

4

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.3%
Yamaha Corp.	23,300	$ 1,094,059
Machinery & Tools – 5.8%
Daikin Industries Ltd.	45,500	$ 7,304,862
GEA Group AG	120,940	3,824,910
Kubota Corp.	314,900	4,689,597
Ritchie Bros. Auctioneers, Inc.	63,253	2,575,128
Schindler Holding AG	18,238	4,292,653
SMC Corp.	3,700	1,890,864
		$24,578,014
Major Banks – 3.7%
BNP Paribas (a)	152,969	$ 6,078,710
Mitsubishi UFJ Financial Group, Inc.	972,600	3,797,621
UBS Group AG	485,922	5,592,885
		$15,469,216
Medical & Health Technology & Services – 0.6%
Sonic Healthcare Ltd.	130,491	$ 2,754,804
Medical Equipment – 2.6%
EssilorLuxottica (a)	42,216	$ 5,418,839
Terumo Corp.	142,100	5,370,781
		$10,789,620
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	344,000	$ 1,675,505
Natural Gas - Pipeline – 0.9%
APA Group	256,691	$ 1,971,596
TC Energy Corp.	41,934	1,791,523
		$3,763,119
Other Banks & Diversified Financials – 5.0%
AIB Group PLC (a)	1,101,343	$ 1,385,841
HDFC Bank Ltd.	247,001	3,520,902
Julius Baer Group Ltd.	106,339	4,450,199
KBC Group N.V.	83,106	4,767,450
Macquarie Group Ltd.	32,880	2,706,480
PT Bank Central Asia Tbk	859,700	1,713,683
Visa, Inc., “A”	12,763	2,465,429
		$21,009,984
Pharmaceuticals – 10.1%
Bayer AG	81,741	$ 5,999,753
Kyowa Kirin Co. Ltd.	169,400	4,438,366
Novo Nordisk A.S., “B”	158,275	10,247,009
Roche Holding AG	43,441	15,054,992
Santen Pharmaceutical Co. Ltd.	368,000	6,758,453
		$42,498,573
Printing & Publishing – 1.7%
RELX PLC	88,733	$ 2,053,645
Wolters Kluwer N.V.	63,290	4,943,309
		$6,996,954
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.7%
Grand City Properties S.A.	250,819	$ 5,788,070
LEG Immobilien AG (a)	45,185	5,736,482
		$11,524,552
Restaurants – 0.7%
Yum China Holdings, Inc.	59,946	$ 2,881,604
Specialty Chemicals – 8.3%
Akzo Nobel N.V.	63,454	$ 5,684,708
Croda International PLC	73,712	4,800,651
Kansai Paint Co. Ltd.	87,000	1,831,452
Linde PLC	46,286	9,742,626
Nitto Denko Corp.	58,200	3,287,983
Sika AG	22,761	4,380,673
Symrise AG	46,216	5,374,098
		$35,102,191
Telecommunications - Wireless – 3.6%
Advanced Info Service Public Co. Ltd.	291,200	$ 1,743,007
KDDI Corp.	186,900	5,597,912
SoftBank Corp.	106,200	5,360,408
Tele2 AB, “B”	171,499	2,273,905
		$14,975,232
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	152,803	$ 2,061,806
Tobacco – 2.0%
British American Tobacco PLC	151,198	$ 5,816,266
Japan Tobacco, Inc. (l)	135,500	2,511,723
		$8,327,989
Utilities - Electric Power – 2.8%
CLP Holdings Ltd.	287,500	$ 2,819,173
E.ON SE	151,894	1,709,088
Iberdrola S.A.	456,746	5,295,748
Orsted A.S.	18,154	2,094,998
		$11,919,007
Total Common Stocks (Identified Cost, $381,566,698)		$415,622,396
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $3,388,545)	3,388,146	$ 3,388,485
Other Assets, Less Liabilities – 0.3%		1,259,470
Net Assets – 100.0%		$420,270,351

5

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,388,485 and $415,622,396, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
6

MFS Research International Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/20 Assets
Investments in unaffiliated issuers, at value, including $1,520,416 of securities on loan (identified cost, $381,566,698)	$415,622,396
Investments in affiliated issuers, at value (identified cost, $3,388,545)	3,388,485
Foreign currency, at value (identified cost, $103,347)	102,742
Receivables for
Investments sold	63,660
Fund shares sold	31,489
Interest and dividends	1,643,366
Other assets	1,473
Total assets	$420,853,611
Liabilities
Payables for
Fund shares reacquired	$378,864
Payable to affiliates
Investment adviser	12,324
Administrative services fee	377
Shareholder servicing costs	85
Distribution and/or service fees	1,276
Deferred country tax expense payable	29,144
Accrued expenses and other liabilities	161,190
Total liabilities	$583,260
Net assets	$420,270,351
Net assets consist of
Paid-in capital	$357,550,413
Total distributable earnings (loss)	62,719,938
Net assets	$420,270,351
Shares of beneficial interest outstanding	26,605,690
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$326,801,637	20,623,939	$15.85
Service Class	93,468,714	5,981,751	15.63
See Notes to Financial Statements
7

MFS Research International Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/20
Net investment income (loss)
Income
Dividends	$5,895,529
Dividends from affiliated issuers	12,389
Other	3,334
Income on securities loaned	1,641
Foreign taxes withheld	(617,499)
Total investment income	$5,295,394
Expenses
Management fee	$1,846,640
Distribution and/or service fees	113,306
Shareholder servicing costs	6,668
Administrative services fee	33,271
Independent Trustees' compensation	4,534
Custodian fee	61,388
Shareholder communications	16,965
Audit and tax fees	30,448
Legal fees	2,206
Miscellaneous	14,553
Total expenses	$2,129,979
Reduction of expenses by investment adviser	(45,830)
Net expenses	$2,084,149
Net investment income (loss)	$3,211,245
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $9,955 country tax)	$4,028,535
Affiliated issuers	(597)
Foreign currency	(15,667)
Net realized gain (loss)	$4,012,271
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $110,148 decrease in deferred country tax)	$(35,547,325)
Affiliated issuers	220
Translation of assets and liabilities in foreign currencies	8,005
Net unrealized gain (loss)	$(35,539,100)
Net realized and unrealized gain (loss)	$(31,526,829)
Change in net assets from operations	$(28,315,584)
See Notes to Financial Statements
8

MFS Research International Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19
Change in net assets
From operations
Net investment income (loss)	$3,211,245	$7,927,290
Net realized gain (loss)	4,012,271	14,187,093
Net unrealized gain (loss)	(35,539,100)	78,776,368
Change in net assets from operations	$(28,315,584)	$100,890,751
Total distributions to shareholders	$—	$(23,093,143)
Change in net assets from fund share transactions	$(8,149,886)	$9,763,597
Total change in net assets	$(36,465,470)	$87,561,205
Net assets
At beginning of period	456,735,821	369,174,616
At end of period	$420,270,351	$456,735,821
See Notes to Financial Statements
9

MFS Research International Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$16.96	$14.07	$17.05	$13.54	$13.85	$14.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.31	$0.25	$0.22	$0.25(c)	$0.24
Net realized and unrealized gain (loss)	(1.23)	3.51	(2.56)	3.59	(0.34)	(0.52)
Total from investment operations	$(1.11)	$3.82	$(2.31)	$3.81	$(0.09)	$(0.28)
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.25)	$(0.30)	$(0.22)	$(0.30)
From net realized gain	—	(0.69)	(0.42)	—	—	(0.13)
Total distributions declared to shareholders	$—	$(0.93)	$(0.67)	$(0.30)	$(0.22)	$(0.43)
Net asset value, end of period (x)	$15.85	$16.96	$14.07	$17.05	$13.54	$13.85
Total return (%) (k)(r)(s)(x)	(6.54)(n)	28.04	(14.12)	28.29	(0.70)(c)	(1.96)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98(a)	0.99	0.98	1.00	0.95(c)	1.00
Expenses after expense reductions (f)	0.96(a)	0.96	0.97	0.99	0.94(c)	1.00
Net investment income (loss)	1.62(a)	1.99	1.51	1.44	1.87(c)	1.61
Portfolio turnover	16(n)	24	25	27	41	38
Net assets at end of period (000 omitted)	$326,802	$356,291	$302,386	$341,613	$318,753	$305,502

See Notes to Financial Statements
10

MFS Research International Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$16.74	$13.90	$16.84	$13.38	$13.68	$14.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.26	$0.21	$0.19	$0.21(c)	$0.20
Net realized and unrealized gain (loss)	(1.21)	3.47	(2.53)	3.52	(0.33)	(0.51)
Total from investment operations	$(1.11)	$3.73	$(2.32)	$3.71	$(0.12)	$(0.31)
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.20)	$(0.25)	$(0.18)	$(0.27)
From net realized gain	—	(0.69)	(0.42)	—	—	(0.13)
Total distributions declared to shareholders	$—	$(0.89)	$(0.62)	$(0.25)	$(0.18)	$(0.40)
Net asset value, end of period (x)	$15.63	$16.74	$13.90	$16.84	$13.38	$13.68
Total return (%) (k)(r)(s)(x)	(6.63)(n)	27.67	(14.32)	27.90	(0.91)(c)	(2.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23(a)	1.24	1.23	1.25	1.20(c)	1.25
Expenses after expense reductions (f)	1.21(a)	1.21	1.22	1.24	1.19(c)	1.25
Net investment income (loss)	1.37(a)	1.65	1.27	1.26	1.58(c)	1.36
Portfolio turnover	16(n)	24	25	27	41	38
Net assets at end of period (000 omitted)	$93,469	$100,445	$66,789	$80,634	$83,138	$97,958
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Research International Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Research International Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading
12

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$79,514,340	$6,725,211	$—	$86,239,551
Switzerland	54,901,070	—	—	54,901,070
France	47,075,588	—	—	47,075,588
Germany	29,997,091	5,999,753	—	35,996,844
United Kingdom	33,713,893	—	—	33,713,893
United States	15,462,228	9,742,626	—	25,204,854
Hong Kong	19,918,989	—	—	19,918,989
Australia	6,951,818	7,296,165	—	14,247,983
Netherlands	14,203,171	—	—	14,203,171
Other Countries	67,328,705	16,791,748	—	84,120,453
Mutual Funds	3,388,485	—	—	3,388,485
Total	$372,455,378	$46,555,503	$—	$419,010,881
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from
13

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $1,520,416. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $1,601,571 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$5,844,027
Long-term capital gains	17,249,116
Total distributions	$23,093,143
The federal tax cost and the tax basis components of distributable earnings were as follows:
14

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/20
Cost of investments	$385,994,668
Gross appreciation	73,215,688
Gross depreciation	(40,199,475)
Net unrealized appreciation (depreciation)	$33,016,213
As of 12/31/19
Undistributed ordinary income	8,551,564
Undistributed long-term capital gain	13,852,333
Other temporary differences	(41,841)
Net unrealized appreciation (depreciation)	68,673,466
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$19,244,674
Service Class	—	3,848,469
Total	$—	$23,093,143
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $22,128, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.96% of average daily net assets for the Initial Class shares and 1.21% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, this reduction amounted to $23,702, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
15

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $6,163, which equated to 0.0030% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $505.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0162% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $118,202 and $220,563, respectively. The sales transactions resulted in net realized gains (losses) of $(69,147).
(4)  Portfolio Securities
For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $65,285,015 and $71,586,655, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,622,547	$22,970,211	1,441,948	$22,641,397
Service Class	532,064	7,290,955	1,882,650	30,008,553
	2,154,611	$30,261,166	3,324,598	$52,649,950
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,288,994	$19,244,674
Service Class	—	—	260,913	3,848,469
	—	$—	1,549,907	$23,093,143
Shares reacquired
Initial Class	(2,009,994)	$(30,200,263)	(3,206,510)	$(51,132,710)
Service Class	(549,786)	(8,210,789)	(948,381)	(14,846,786)
	(2,559,780)	$(38,411,052)	(4,154,891)	$(65,979,496)
Net change
Initial Class	(387,447)	$(7,230,052)	(475,568)	$(9,246,639)
Service Class	(17,722)	(919,834)	1,195,182	19,010,236
	(405,169)	$(8,149,886)	719,614	$9,763,597
16

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 22%, 7%, and 4%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $1,097 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,690,276	$43,761,184	$43,062,598	$(597)	$220	$3,388,485
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,389	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
17

MFS Research International Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
18

MFS Research International Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report

June 30, 2020

MFS® Strategic Income Portfolio

(Effective September 1, 2020, the name of the fund will change to MFS® Income Portfolio)

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

SIS-SEM

MFS® Strategic Income Portfolio

(Effective September 1, 2020, the name of the fund will change to MFS® Income Portfolio)

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Strategic Income Portfolio

LETTER FROM THE EXECUTIVE CHAIR

Dear Contract Owners:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Strategic Income Portfolio

PORTFOLIO COMPOSITION

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
Investment Grade Corporates	45.2%
High Yield Corporates	16.8%
Collateralized Debt Obligations	14.6%
Commercial Mortgage-Backed Securities	10.0%
U.S. Treasury Securities	8.5%
Asset-Backed Securities	4.3%
Emerging Markets Bonds	4.3%
Municipal Bonds	2.5%
Residential Mortgage-Backed Securities	0.7%
Floating Rate Loans	0.2%
U.S. Government Agencies	0.1%
Mortgage-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
AAA	5.9%
AA	4.1%
A	24.3%
BBB	35.0%
BB	11.0%
B	6.6%
CCC	2.4%
C (o)	0.0%
D (o)	0.0%
Federal Agencies	0.2%
Not Rated	17.8%
Non-Fixed Income	0.5%
Cash & Cash Equivalents	0.8%
Other	(8.6)%

Portfolio facts (i)
Average Duration (d)	6.1
Average Effective Maturity (m)	7.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

MFS Strategic Income Portfolio

Portfolio Composition – continued

(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings, including Cash & Cash Equivalents and Other, of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

3

MFS Strategic Income Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2020 through June 30, 2020

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the MFS High Yield Pooled Portfolio, an underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.75%	$1,000.00	$1,032.06	$3.79
	Hypothetical (h)	0.75%	$1,000.00	$1,021.13	$3.77
Service Class	Actual	1.00%	$1,000.00	$1,031.31	$5.05
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

4

MFS Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 81.2%
Aerospace – 2.2%
Boeing Co., 5.15%, 5/01/2030	$257,000	$286,563
L3Harris Technologies, Inc., 4.4%, 6/15/2028	269,000	318,199
Lockheed Martin Corp., 2.8%, 6/15/2050	30,000	31,570
Raytheon Technologies Corp., 4.125%, 11/16/2028	271,000	319,206

		$955,538

Asset-Backed & Securitized – 29.4%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 4.109% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	$250,000	$228,430
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 2.641% (LIBOR - 3mo. + 1.65%), 7/25/2027 (n)	250,000	241,824
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 3.118% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	260,000	244,547
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.334% (LIBOR -1mo. + 1.15%), 6/15/2028 (n)	260,000	255,158
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 2.684% (LIBOR -1mo. + 2.5%), 5/15/2037 (n)	244,000	217,777
Arbor Realty Trust, Inc., CLO, 2020-FL1, “D”, FLR, 2.634% (LIBOR -1mo. + 2.45%), 2/15/2035 (n)	232,000	208,883
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 2.845% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	271,000	237,601
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 2.385% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	250,000	239,010
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 2.884% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	248,157	221,530
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.284% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	250,000	235,146
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.284% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	200,000	177,631
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 2.534% (LIBOR - 1mo. + 2.35%), 3/15/2036 (n)	280,000	250,739
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 2.484% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	265,000	238,599
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.784% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	111,183	111,901
BDS Ltd., 2018-FL2, “C”, FLR, 2.043% (LIBOR - 1mo. + 1.85%), 8/15/2035 (n)	200,000	188,017

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
BSPRT Ltd., 2019-FL5, “C”, FLR, 2.184% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	$245,000	$206,410
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033 (n)	41,319	40,115
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	110,227	102,975
Cent CLO LP, 2015-24A, “A2R”, FLR, 2.868% (LIBOR - 3mo. + 1.65%), 10/15/2026 (n)	305,000	297,213
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	215,000	217,203
CLNC Ltd., 2019-FL1, “C”, FLR, 2.593% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	265,000	228,140
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	134,719	149,206
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	380,999
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	640,254	8,834
Cutwater Ltd., 2015-1A, “BR”, FLR, 3.018% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	250,000	241,280
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	60,939	61,443
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	123,000	123,998
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 1.343% (LIBOR - 1mo. + 1.15%), 6/15/2035 (n)	260,000	249,336
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	40,000	40,372
Falcon Franchise Loan LLC, 12.456%, 1/05/2023 (i)(n)	2,071	111
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 4.468% (LIBOR – 3mo. + 3.25%), 1/15/2027 (n)	250,000	248,741
Flagship CLO, 2014-8A, “BRR”, FLR, 2.576% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	259,587	255,390
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 3.118% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	260,000	250,993
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 2.072% (LIBOR - 3mo. + 1.68%), 11/15/2026 (n)	250,000	235,617
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (n)	260,000	259,752
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	261,722	288,588
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 2.934% (LIBOR - 1mo. + 2.75%), 8/15/2028 (n)	200,000	188,500

5

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 1.443% (LIBOR - 1mo. + 1.25%), 3/17/2037 (n)	$130,000	$127,804
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.043% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	182,429	180,180
KKR Real Estate Financial Trust, Inc., 2018-FL1, “D”, FLR, 2.743% (LIBOR - 1mo. + 2.55%), 6/15/2036 (n)	205,000	189,625
Lehman Brothers Commercial Conduit Mortgage Trust, 1.111%, 2/18/2030 (i)	4,175	0
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.734% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	260,000	243,688
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.134% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	243,500	217,331
LoanCore Ltd., 2019-CRE2, “D”, FLR, 2.634% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	209,000	172,021
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 3.668% (LIBOR - 3mo. + 2.45%), 10/15/2028	250,000	236,929
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 2.534% (LIBOR - 1mo. + 2.35%), 12/25/2034 (n)	259,000	235,708
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	187,518	208,664
Navistar Financial Dealer Note Master Owner Trust, 2018-1, “D”, FLR, 1.734% (LIBOR - 1mo. + 1.55%), 9/25/2023 (n)	269,000	266,652
Neuberger Berman CLO Ltd., 2015-19A, “A1R2”, FLR, 2.018% (LIBOR - 3mo. + 0.8%), 7/15/2027 (n)	245,431	241,173
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 2.735% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	250,000	241,548
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	212,000	211,794
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023 (n)	200,000	197,788
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 2.276% (LIBOR -3mo. + 1.9%), 2/20/2028 (n)	250,000	240,956
Parallel Ltd., 2015-1A, “DR”, FLR, 3.685% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	250,000	217,877
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 2.426% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	250,000	236,625
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	28,110	28,152
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	104,156	105,684
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	251,247	281,266
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	174,416

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	$197,844	$214,148
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	99,669	99,543
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	167,746	186,611
West CLO Ltd., 2014-1A, “CR”, FLR, 4.135% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	260,000	244,016
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 3.268% (LIBOR - 3mo. + 2.05%), 1/15/2026 (n)	250,000	246,837
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 2.918% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	250,000	235,121

		$12,854,166

Automotive – 1.4%
Hyundai Capital America, 6.375%, 4/08/2030 (n)	$250,000	$300,974
Lear Corp., 3.5%, 5/30/2030	300,000	299,629

		$600,603

Broadcasting – 1.6%
Discovery, Inc., 4.65%, 5/15/2050	$95,000	$108,392
Prosus N.V., 3.68%, 1/21/2030 (n)	200,000	209,420
RELX Capital, Inc., 3%, 5/22/2030	76,000	81,913
Walt Disney Co., 2.65%, 1/13/2031	290,000	307,301

		$707,026

Brokerage & Asset Managers – 2.2%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$217,000	$250,944
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	101,000	103,203
Intercontinental Exchange, Inc., 3%, 6/15/2050	115,000	117,753
Raymond James Financial, 4.65%, 4/01/2030	134,000	159,689
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	304,000	340,439

		$972,028

Building – 0.3%
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	$115,000	$126,646

Business Services – 1.3%
Equinix, Inc., 2.9%, 11/18/2026	$209,000	$225,285
Global Payments, Inc., 2.9%, 5/15/2030	120,000	125,923
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)	35,000	37,658
Tencent Holdings Ltd., 3.24%, 6/03/2050 (n)	200,000	200,441

		$589,307

Cable TV – 1.1%
Comcast Corp., 4.15%, 10/15/2028	$240,000	$287,707
Time Warner Cable, Inc., 4.5%, 9/15/2042	183,000	194,840

		$482,547

6

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Computer Software – 0.4%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (n)		$149,000	$164,456

Computer Software – Systems – 0.8%
Apple, Inc., 4.25%, 2/09/2047		$250,000	$329,869

Conglomerates – 0.8%
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		$304,000	$338,821

Consumer Services – 2.8%
Booking Holdings, Inc., 3.55%, 3/15/2028		$270,000	$294,944
Expedia Group, Inc., 3.25%, 2/15/2030		300,000	279,704
Experian Finance PLC, 2.75%, 3/08/2030 (n)		245,000	261,115
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)		46,000	37,835
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)		132,000	85,559
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)		46,000	27,929
Visa, Inc., 2.7%, 4/15/2040		215,000	230,057

			$1,217,143

Electrical Equipment – 0.7%
Arrow Electronics, Inc., 3.875%, 1/12/2028		$277,000	$290,286

Electronics – 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028		$245,000	$259,271
Broadcom, Inc., 4.3%, 11/15/2032 (n)		96,000	105,329

			$364,600

Emerging Market Sovereign – 1.2%
Arab Republic of Egypt, 5.75%, 5/29/2024 (n)		$200,000	$200,478
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		138,000	126,960
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	4,753,000	102,212
Republic of South Africa, 8%, 1/31/2030	ZAR	2,123,000	113,016

			$542,666

Energy – Independent – 0.3%
Canadian Oil Sands Co., 4.5%, 4/01/2022 (n)		$118,000	$119,720

Energy – Integrated – 1.1%
Eni S.p.A., 4%, 9/12/2023 (n)		$200,000	$216,347
Eni S.p.A., 4.25%, 5/09/2029 (n)		200,000	216,418
Exxon Mobil Corp., 4.227%, 3/19/2040		30,000	36,032

			$468,797

Financial Institutions – 1.6%
AerCap Ireland Capital DAC, 6.5%, 7/15/2025		$150,000	$157,276
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		195,000	172,661
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		195,000	157,506

Issuer	Shares/Par	Value ($)
BONDS – continued
Financial Institutions – continued
GE Capital International Funding Co., 4.418%, 11/15/2035	$200,000	$203,351

		$690,794

Food & Beverages – 1.0%
Anheuser-Busch InBev Worldwide,
Inc., 4.439%, 10/06/2048	$125,491	$144,774
Bacardi Ltd., 5.15%, 5/15/2038 (n)	115,000	134,917
Camposol S.A., 6%, 2/03/2027 (n)	150,000	147,528

		$427,219

Gaming & Lodging – 0.9%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030	$268,000	$265,655
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	45,000	44,914
Marriott International, Inc., 4.625%, 6/15/2030	63,000	65,370

		$375,939

Insurance – 0.3%
American International Group, Inc., 3.9%, 4/01/2026	$129,000	$145,747

Insurance – Property & Casualty – 3.0%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$310,000	$324,418
Aon Corp., 4.5%, 12/15/2028	276,000	328,383
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	283,000	303,132
Liberty Mutual Group, Inc., 3.95%, 5/15/2060 (n)	125,000	131,480
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	187,000	228,607

		$1,316,020

Machinery & Tools – 0.8%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$174,000	$185,398
CNH Industrial Capital LLC, 3.85%, 11/15/2027	145,000	152,819

		$338,217

Major Banks – 6.1%
Bank of America Corp., 4.125%, 1/22/2024	$136,000	$151,053
Bank of America Corp., 3.248%, 10/21/2027	531,000	585,626
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	61,000	71,947
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 9/20/2070	200,000	208,000
Barclays PLC, 4.375%, 1/12/2026	200,000	225,204
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	81,000	85,907

7

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	$330,000	$387,536
PNC Financial Services Group, Inc., 2.55%, 1/22/2030	216,000	233,443
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	215,000	243,991
Wells Fargo & Co., 3.196% to 6/17/2026, FLR (LIBOR - 3mo. + 1.17%) to 6/17/2027	238,000	258,062
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	221,000	231,243

		$2,682,012

Medical & Health Technology & Services – 2.9%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$215,155
Alcon, Inc., 2.6%, 5/27/2030 (n)	200,000	205,017
BayCare Health System, Inc., 3.831%, 11/15/2050	59,000	72,232
Berks County, PA, Industrial Development Authority (Tower Health Project), 4.451%, 2/01/2050	270,000	247,467
Cigna Corp., 3.2%, 3/15/2040	179,000	189,618
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	89,000	103,958
Toledo Hospital, 5.325%, 11/15/2028	239,000	255,913

		$1,289,360

Medical Equipment – 0.6%
Abbott Laboratories, 4.75%, 11/30/2036	$205,000	$277,704

Metals & Mining – 1.0%
Newcrest Finance Pty Ltd., 3.25%, 5/13/2030 (n)	$147,000	$157,894
Newmont Corp., 2.25%, 10/01/2030	281,000	284,783

		$442,677

Midstream – 1.8%
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	$263,000	$268,331
MPLX LP, 4.5%, 4/15/2038	309,000	309,058
Plains All American Pipeline LP, 3.8%, 9/15/2030	135,000	132,270
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	53,000	58,841

		$768,500

Mortgage-Backed – 0.1%
Fannie Mae, 6.5%, 4/01/2032	$15,264	$17,314
Fannie Mae, 3%, 2/25/2033 (i)	56,628	6,140
Fannie Mae, 5.5%, 9/01/2034	9,583	10,968

		$34,422

Municipals – 2.4%
Bridgeview, IL, Stadium and Redevelopment Projects, 5.14%, 12/01/2036	$195,000	$186,777
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, 3.607%, 8/15/2040	270,000	271,404

Issuer	Shares/Par	Value ($)
BONDS – continued
Municipals – continued
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	$177,000	$213,887
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	350,000	337,977
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	5,000	3,475
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	75,000	51,938

		$1,065,458

Other Banks & Diversified Financials – 0.6%
Bank Leumi le-Israel B.M., 3.275%, 1/29/2031 (n)	$200,000	$194,286
JSC Kazkommertsbank, 5.5%, 12/21/2022	72,530	72,080

		$266,366

Pharmaceuticals – 0.5%
AbbVie, Inc., 3.8%, 3/15/2025 (n)	$179,000	$198,603

Real Estate – Apartment – 0.6%
Mid-America Apartments, 2.75%, 3/15/2030	$259,000	$273,951

Real Estate – Retail – 0.6%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	$259,000	$249,625

Retailers – 0.8%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$65,000	$67,396
Home Depot, Inc., 2.5%, 4/15/2027	250,000	273,898

		$341,294

Supranational – 0.8%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$340,000	$359,717

Telecommunications – Wireless – 2.5%
American Tower Corp., REIT, 3.55%, 7/15/2027	$248,000	$276,283
American Tower Corp., REIT, 3.6%, 1/15/2028	125,000	139,461
American Tower Corp., REIT, 3.1%, 6/15/2050	103,000	101,881
Crown Castle International Corp., 4.15%, 7/01/2050	200,000	234,381
Crown Castle, REIT, 3.25%, 1/15/2051	80,000	80,776
T-Mobile USA, Inc., 4.375%, 4/15/2040 (n)	232,000	268,359

		$1,101,141

Tobacco – 0.6%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$231,000	$247,662

U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 6.35%, 4/01/2021	$534	$542
Small Business Administration, 4.77%, 4/01/2024	10,793	11,315
Small Business Administration, 4.99%, 9/01/2024	9,198	9,669

8

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.86%, 1/01/2025	$11,904	$12,546
Small Business Administration, 4.625%, 2/01/2025	16,266	17,130
Small Business Administration, 5.11%, 8/01/2025	12,972	13,816

		$65,018

Utilities – Electric Power – 3.1%
AEP Transmission Co. LLC, 3.65%, 4/01/2050	$46,000	$53,184
Berkshire Hathaway Energy Co., 3.7%, 7/15/2030 (n)	175,000	204,823
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	280,000	305,705
FirstEnergy Corp., 4.85%, 7/15/2047	190,000	240,778
Pacific Gas & Electric Co., 3.5%, 8/01/2050	250,000	241,620
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)	200,000	193,198
Xcel Energy, Inc., 3.4%, 6/01/2030	84,000	96,512

		$1,335,820

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Gas – 0.1%
East Ohio Gas Co., 3%, 6/15/2050 (n)	$44,000	$43,805

Total Bonds (Identified Cost, $34,958,347)		$35,461,290

COMMON STOCKS – 0.0%
Energy – Independent – 0.0%
Frontera Energy Corp. (Identified Cost, $106,983)	1,188	$2,954

INVESTMENT COMPANIES (h) – 17.9%
Bond Funds – 17.9%
MFS High Yield Pooled Portfolio (v)	894,778	$7,811,410

Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 0.17% (v)	34	$34

Total Investment Companies (Identified Cost, $8,527,282)		$7,811,444

OTHER ASSETS, LESS LIABILITIES – 0.9%		387,358

NET ASSETS – 100.0%		$43,663,046

(a)	Non-income producing security.

(d)	In default.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $7,811,444 and $35,464,244, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,076,867, representing 36.8% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

IDR	Indonesian Rupiah

UYU	Uruguayan Peso

ZAR	South African Rand

9

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/20

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	7,000	USD	7,865	Brown Brothers Harriman	7/17/2020	$2
EUR	90,169	USD	99,199	UBS AG	7/17/2020	2,138

						$2,140

Liability Derivatives
IDR	80,224,000	USD	5,635	Goldman Sachs International	7/08/2020	$(23)
USD	105,596	EUR	96,964	Citibank N.A.	7/17/2020	(3,378)
USD	5,211	IDR	80,224,392	JPMorgan Chase Bank N.A.	7/08/2020	(401)
USD	111,340	ZAR	2,017,486	JPMorgan Chase Bank N.A.	7/17/2020	(4,731)

						$(8,533)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	24	$5,299,875	September - 2020	$1,603
U.S. Treasury Ultra Bond	Long	USD	13	2,836,031	September - 2020	9,656

						$11,259

Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	28	$4,409,562	September - 2020	$(23,442)

At June 30, 2020, the fund had cash collateral of $95,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

10

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/20

Assets
Investments in unaffiliated issuers, at value (identified cost, $35,065,330)	$35,464,244
Investments in affiliated issuers, at value (identified cost, $8,527,282)	7,811,444
Deposits with brokers for
Futures contracts	95,000
Receivables for
Forward foreign currency exchange contracts	2,140
Investments sold	263,872
Fund shares sold	11,501
Interest	237,462
Receivable from investment adviser	4,721
Other assets	306
Total assets	$43,890,690

Liabilities
Payable to custodian	$98,249
Payables for
Forward foreign currency exchange contracts	8,533
Net daily variation margin on open futures contracts	5,996
Fund shares reacquired	51,380
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	62
Distribution and/or service fees	84
Accrued expenses and other liabilities	63,244
Total liabilities	$227,644
Net assets	$43,663,046

Net assets consist of
Paid-in capital	$41,045,363
Total distributable earnings (loss)	2,617,683
Net assets	$43,663,046
Shares of beneficial interest outstanding	4,243,781

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$37,499,313	3,639,826	$10.30
Service Class	6,163,733	603,955	10.21

See Notes to Financial Statements

11

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/20

Net investment income (loss)
Income
Interest	$644,007
Dividends from affiliated issuers	192,881
Other	361
Dividends	359
Foreign taxes withheld	(302)
Total investment income	$837,306
Expenses
Management fee	$108,313
Distribution and/or service fees	7,678
Shareholder servicing costs	4,874
Administrative services fee	8,701
Independent Trustees’ compensation	600
Custodian fee	5,466
Shareholder communications	6,552
Audit and tax fees	40,286
Legal fees	246
Miscellaneous	17,502
Total expenses	$200,218
Reduction of expenses by investment adviser	(29,110)
Net expenses	$171,108
Net investment income (loss)	$666,198

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,135,970
Affiliated issuers	(196,028)
Futures contracts	227,903
Forward foreign currency exchange contracts	44,612
Foreign currency	(1,897)
Net realized gain (loss)	$1,210,560
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(473,445)
Affiliated issuers	(125,016)
Futures contracts	35,017
Forward foreign currency exchange contracts	(9,625)
Translation of assets and liabilities in foreign currencies	572
Net unrealized gain (loss)	$(572,497)
Net realized and unrealized gain (loss)	$638,063
Change in net assets from operations	$1,304,261

See Notes to Financial Statements

12

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/20	Year ended 12/31/19
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$666,198	$1,481,163
Net realized gain (loss)	1,210,560	899,406
Net unrealized gain (loss)	(572,497)	2,547,736
Change in net assets from operations	$1,304,261	$4,928,305
Total distributions to shareholders	$—	$(1,558,012)
Change in net assets from fund share transactions	$(2,681,685)	$(3,054,588)
Total change in net assets	$(1,377,424)	$315,705

Net assets
At beginning of period	45,040,470	44,724,765
At end of period	$43,663,046	$45,040,470

See Notes to Financial Statements

13

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$9.98		$9.26	$9.84	$9.71	$9.25		$10.01

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.33	$0.33	$0.34	$0.40	(c)	$0.37
Net realized and unrealized gain (loss)	0.17		0.74	(0.52)	0.26	0.37		(0.55)
Total from investment operations	$0.32		$1.07	$(0.19)	$0.60	$0.77		$(0.18)

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.39)	$(0.47)	$(0.31)		$(0.58)
Net asset value, end of period (x)	$10.30		$9.98	$9.26	$9.84	$9.71		$9.25
Total return (%) (k)(r)(s)(x)	3.21	(n)	11.60	(1.99)	6.24	8.24	(c)	(1.85)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.89	(a)	1.01	1.03	1.02	0.89	(c)	0.96
Expenses after expense reductions (f)(h)	0.75	(a)	0.78	0.80	0.80	0.71	(c)	0.80
Net investment income (loss)	3.11	(a)	3.32	3.42	3.39	4.09	(c)	3.74
Portfolio turnover	87	(n)	104	59	72	21		31
Net assets at end of period (000 omitted)	$37,499		$38,670	$38,111	$42,409	$44,191		$47,422

Service Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$9.90		$9.19	$9.75	$9.63	$9.17		$9.92

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.30	$0.30	$0.31	$0.37	(c)	$0.34
Net realized and unrealized gain (loss)	0.17		0.74	(0.50)	0.25	0.37		(0.54)
Total from investment operations	$0.31		$1.04	$(0.20)	$0.56	$0.74		$(0.20)

Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.36)	$(0.44)	$(0.28)		$(0.55)
Net asset value, end of period (x)	$10.21		$9.90	$9.19	$9.75	$9.63		$9.17
Total return (%) (k)(r)(s)(x)	3.13	(n)	11.29	(2.11)	5.88	8.00	(c)	(2.06)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.26	1.28	1.27	1.14	(c)	1.21
Expenses after expense reductions (f)(h)	1.00	(a)	1.03	1.05	1.05	0.97	(c)	1.05
Net investment income (loss)	2.86	(a)	3.07	3.17	3.16	3.83	(c)	3.49
Portfolio turnover	87	(n)	104	59	72	21		31
Net assets at end of period (000 omitted)	$6,164		$6,371	$6,614	$7,287	$8,776		$9,548

See Notes to Financial Statements

14

MFS Strategic Income Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

15

MFS Strategic Income Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Strategic Income Portfolio (the fund) (effective September 1, 2020, the name of the fund will change to MFS Income Portfolio) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a

16

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own

17

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,954	$—	$—	$2,954
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	65,018	—	65,018
Non-U.S. Sovereign Debt	—	902,383	—	902,383
Municipal Bonds	—	1,065,458	—	1,065,458
U.S. Corporate Bonds	—	15,698,610	—	15,698,610
Residential Mortgage-Backed Securities	—	342,406	—	342,406
Commercial Mortgage-Backed Securities	—	4,344,530	—	4,344,530
Asset-Backed Securities (including CDOs)	—	8,201,652	—	8,201,652
Foreign Bonds	—	4,841,233	—	4,841,233
Mutual Funds	7,811,444	—	—	7,811,444
Total	$7,814,398	$35,461,290	$—	$43,275,688

Other Financial Instruments
Futures Contracts – Assets	$11,259	$—	$—	$11,259
Futures Contracts – Liabilities	(23,442)	—	—	(23,442)
Forward Foreign Currency Exchange Contracts – Assets	—	2,140	—	2,140
Forward Foreign Currency Exchange Contracts – Liabilities	—	(8,533)	—	(8,533)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2020 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$11,259	$(23,442)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	2,140	(8,533)
Total		$13,399	$(31,975)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

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MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$227,903	$—	$—
Foreign Exchange	—	44,612	—
Credit	—	—	64,913
Total	$227,903	$44,612	$64,913

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$35,017	$—	$—
Foreign Exchange	—	(9,625)	—
Credit	—	—	17,030
Total	$35,017	$(9,625)	$17,030

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

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MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

20

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$1,558,012

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$43,922,770
Gross appreciation	1,637,071
Gross depreciation	(2,284,153)
Net unrealized appreciation (depreciation)	$(647,082)

As of 12/31/19

Undistributed ordinary income	1,602,446
Capital loss carryforwards	(244,458)
Other temporary differences	(585)
Net unrealized appreciation (depreciation)	(43,981)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Long-Term	$(244,458)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$1,348,342
Service Class	—	209,670
Total	$—	$1,558,012

21

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.50%
In excess of $1 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $2,337, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total annual operating expenses do not exceed 0.75% of average daily net assets for the Initial Class shares and 1.00% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, this reduction amounted to $26,773, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $4,554, which equated to 0.0210% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $320.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0401% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations. The High Yield Pooled Portfolio does not pay a management fee to MFS or distribution and/or service fee to MFD.

22

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2020, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$15,262,021	$18,625,786
Non-U.S. Government securities	22,469,264	19,860,366

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	190,954	$1,920,207	238,399	$2,340,408
Service Class	43,200	429,923	40,987	403,039
	234,154	$2,350,130	279,386	$2,743,447

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	135,240	$1,348,342
Service Class	—	—	21,179	209,670
	—	$—	156,419	$1,558,012

Shares reacquired
Initial Class	(426,221)	$(4,208,963)	(614,197)	$(6,013,428)
Service Class	(82,912)	(822,852)	(138,486)	(1,342,619)
	(509,133)	$(5,031,815)	(752,683)	$(7,356,047)

Net change
Initial Class	(235,267)	$(2,288,756)	(240,558)	$(2,324,678)
Service Class	(39,712)	(392,929)	(76,320)	(729,910)
	(274,979)	$(2,681,685)	(316,878)	$(3,054,588)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $112 and $58, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$5,079,021	$7,548,395	$4,494,400	$(196,590)	$(125,016)	$7,811,410
MFS Institutional Money Market Portfolio	48,852	18,799,862	18,849,242	562	—	34
	$5,127,873	$26,348,257	$23,343,642	$(196,028)	$(125,016)	$7,811,444

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio					$183,515	$—
MFS Institutional Money Market Portfolio					9,366	—
					$192,881	$—

23

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

(8)	Subsequent Event

Effective September 1, 2020, the MFS Strategic Income Portfolio will be renamed the MFS Income Portfolio.

(9)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

24

MFS Strategic Income Portfolio

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

25

MFS Strategic Income Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

26

Semiannual Report
June 30, 2020
MFS®  Technology Portfolio
MFS® Variable Insurance Trust II
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund's annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.
If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.
TKS-SEM

MFS® Technology Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Technology Portfolio
LETTER FROM THE EXECUTIVE CHAIR
Dear Contract Owners:
Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
August 17, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Technology Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Amazon.com, Inc.	12.2%
Microsoft Corp.	10.1%
Apple, Inc.	4.9%
Alphabet, Inc., “A”	4.8%
Visa, Inc., “A”	4.2%
Adobe Systems, Inc.	4.1%
Facebook, Inc., “A”	3.9%
Mastercard, Inc., “A”	3.8%
PayPal Holdings, Inc.	2.8%
Salesforce.com, Inc.	2.3%
Top five industries
Computer Software	23.4%
Specialty Stores	13.2%
Internet	12.1%
Computer Software - Systems (s)	11.4%
Business Services (s)	10.7%

(s)	Includes securities sold short.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2020.
The portfolio is actively managed and current holdings may be different.
2

MFS Technology Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2020 through June 30, 2020
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.97%	$1,000.00	$1,178.47	$5.25
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87
Service Class	Actual	1.22%	$1,000.00	$1,176.29	$6.60
	Hypothetical (h)	1.22%	$1,000.00	$1,018.80	$6.12
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Notes to Expense Table
Expense ratios include 0.03% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements.
3

MFS Technology Portfolio
Portfolio of Investments − 6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace – 1.3%
CACI International, Inc., “A” (a)	1,395	$ 302,547
L3Harris Technologies, Inc.	2,198	372,935
PAE, Inc. (a)	37,645	359,886
		$1,035,368
Biotechnology – 0.5%
Illumina, Inc. (a)	1,150	$ 425,902
Brokerage & Asset Managers – 1.2%
NASDAQ, Inc.	4,484	$ 535,704
Tradeweb Markets, Inc.	7,322	425,701
		$961,405
Business Services – 11.7%
Clarivate PLC (a)	22,571	$ 504,011
Endava PLC, ADR (a)	12,277	592,979
Equifax, Inc.	2,886	496,046
Fidelity National Information Services, Inc.	11,543	1,547,801
Fiserv, Inc. (a)	16,931	1,652,804
Global Payments, Inc.	7,203	1,221,774
IHS Markit Ltd.	6,405	483,578
PayPal Holdings, Inc. (a)	12,484	2,175,087
Verisk Analytics, Inc., “A”	2,677	455,625
		$9,129,705
Cable TV – 0.8%
Charter Communications, Inc., “A” (a)	1,271	$ 648,261
Computer Software – 23.4%
Adobe Systems, Inc. (a)	7,300	$ 3,177,763
Atlassian Corp. PLC, “A” (a)	1,740	313,670
Autodesk, Inc. (a)	2,606	623,329
Black Knight, Inc. (a)	7,419	538,323
Coupa Software, Inc. (a)	652	180,630
DocuSign, Inc. (a)	4,783	823,680
Everbridge, Inc. (a)	1,252	173,227
Livongo Health, Inc. (a)	6,065	456,027
Microsoft Corp. (s)	38,760	7,888,048
Okta, Inc. (a)	993	198,828
OneConnect Financial Technology, ADR (a)	13,472	245,999
Rakus Co. Ltd.	23,700	420,340
RingCentral, Inc. (a)	3,727	1,062,232
Salesforce.com, Inc. (a)	9,676	1,812,605
Zendesk, Inc. (a)	4,654	412,019
		$ 18,326,720
Computer Software - Systems – 12.0%
Apple, Inc.	10,506	$ 3,832,589
Constellation Software, Inc.	644	727,152
Descartes Systems Group, Inc. (a)	8,511	449,310
EPAM Systems, Inc. (a)	2,467	621,709
HubSpot, Inc. (a)	2,823	633,340
Q2 Holdings, Inc. (a)	4,380	375,760
ServiceNow, Inc. (a)	3,541	1,434,317
Square, Inc., “A” (a)	3,168	332,450
TransUnion	5,552	483,246
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Wix.com Ltd. (a)	2,022	$ 518,077
		$9,407,950
Electronics – 7.3%
Applied Materials, Inc.	7,806	$ 471,873
ASML Holding N.V.	541	199,104
KLA Corp.	3,965	771,113
Lam Research Corp.	3,044	984,612
Marvell Technology Group Ltd.	19,854	696,081
Microchip Technology, Inc.	761	80,141
NVIDIA Corp.	4,445	1,688,700
Silicon Laboratories, Inc. (a)	1,382	138,573
Skyworks Solutions, Inc.	5,147	658,096
		$5,688,293
Internet – 12.1%
Alibaba Group Holding Ltd., ADR (a)	3,374	$ 727,772
Alphabet, Inc., “A” (a)(s)	2,642	3,746,488
Facebook, Inc., “A” (a)	13,525	3,071,122
Mercadolibre, Inc. (a)	318	313,475
NetEase.com, Inc., ADR	1,457	625,606
Tencent Holdings Ltd.	15,200	977,836
		$9,462,299
Leisure & Toys – 3.6%
Activision Blizzard, Inc.	15,037	$ 1,141,308
Electronic Arts, Inc. (a)	8,807	1,162,964
Take-Two Interactive Software, Inc. (a)	3,466	483,750
		$2,788,022
Medical & Health Technology & Services – 0.5%
Guardant Health, Inc. (a)	4,726	$ 383,420
Medical Equipment – 0.5%
Bio-Techne Corp.	1,632	$ 430,962
Network & Telecom – 1.3%
CoreSite Realty Corp.	3,912	$ 473,587
QTS Realty Trust, Inc., REIT, “A”	8,656	554,763
		$1,028,350
Other Banks & Diversified Financials – 8.0%
Mastercard, Inc., “A”	10,108	$ 2,988,936
Visa, Inc., “A”	17,009	3,285,628
		$6,274,564
Printing & Publishing – 0.6%
Wolters Kluwer N.V.	5,699	$ 445,124
Specialty Stores – 13.2%
Amazon.com, Inc. (a)(s)	3,475	$ 9,586,899
Chewy, Inc., “A” (a)	13,104	585,618
Shopify, Inc. (a)	194	184,145
		$ 10,356,662
Total Common Stocks (Identified Cost, $42,141,172)		$ 76,793,007

4

MFS Technology Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $1,525,057)	1,524,905	$ 1,525,057
Securities Sold Short – (1.5)%
Business Services – (0.9)%
Cognizant Technology Solutions Corp., “A”	(12,722)	$ (722,864)
Computer Software - Systems – (0.6)%
Cisco Systems, Inc.	(10,327)	$ (481,651)
Total Securities Sold Short (Proceeds Received, $1,135,174)		$(1,204,515)
Other Assets, Less Liabilities – 1.6%		1,217,162
Net Assets – 100.0%		$ 78,330,711
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,525,057 and $76,793,007, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2020, the fund had cash collateral of $874,726 and other liquid securities with an aggregate value of $537,529 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
5

MFS Technology Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/20 Assets
Investments in unaffiliated issuers, at value (identified cost, $42,141,172)	$76,793,007
Investments in affiliated issuers, at value (identified cost, $1,525,057)	1,525,057
Cash	318,439
Deposits with brokers for
Securities sold short	874,726
Receivables for
Investments sold	117,317
Fund shares sold	86,327
Dividends	12,889
Other assets	397
Total assets	$79,728,159
Liabilities
Payables for
Securities sold short, at value (proceeds received, $1,135,174)	$1,204,515
Investments purchased	119,646
Fund shares reacquired	22,549
Payable to affiliates
Investment adviser	3,096
Administrative services fee	116
Shareholder servicing costs	46
Distribution and/or service fees	743
Accrued expenses and other liabilities	46,737
Total liabilities	$1,397,448
Net assets	$78,330,711
Net assets consist of
Paid-in capital	$41,988,196
Total distributable earnings (loss)	36,342,515
Net assets	$78,330,711
Shares of beneficial interest outstanding	3,284,349
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$22,786,601	912,972	$24.96
Service Class	55,544,110	2,371,377	23.42
See Notes to Financial Statements
6

MFS Technology Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/20
Net investment income (loss)
Income
Dividends	$141,598
Dividends from affiliated issuers	7,312
Other	6,250
Income on securities loaned	249
Foreign taxes withheld	(1,085)
Total investment income	$154,324
Expenses
Management fee	$253,132
Distribution and/or service fees	59,667
Shareholder servicing costs	3,236
Administrative services fee	9,908
Independent Trustees' compensation	1,325
Custodian fee	5,361
Shareholder communications	2,882
Audit and tax fees	28,570
Legal fees	362
Dividend and interest expense on securities sold short	10,905
Interest expense and fees	250
Miscellaneous	14,581
Total expenses	$390,179
Reduction of expenses by investment adviser	(3,644)
Net expenses	$386,535
Net investment income (loss)	$(232,211)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,252,342
Affiliated issuers	(140)
Written options	11,445
Securities sold short	(787,300)
Foreign currency	192
Net realized gain (loss)	$2,476,539
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$9,092,494
Securities sold short	155,472
Net unrealized gain (loss)	$9,247,966
Net realized and unrealized gain (loss)	$11,724,505
Change in net assets from operations	$11,492,294
See Notes to Financial Statements
7

MFS Technology Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19
Change in net assets
From operations
Net investment income (loss)	$(232,211)	$(404,222)
Net realized gain (loss)	2,476,539	(40,969)
Net unrealized gain (loss)	9,247,966	20,037,699
Change in net assets from operations	$11,492,294	$19,592,508
Total distributions to shareholders	$—	$(6,957,005)
Change in net assets from fund share transactions	$(1,308,385)	$(816,272)
Total change in net assets	$10,183,909	$11,819,231
Net assets
At beginning of period	68,146,802	56,327,571
At end of period	$78,330,711	$68,146,802
See Notes to Financial Statements
8

MFS Technology Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$21.18	$17.34	$17.96	$13.19	$12.45	$11.63
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.09)	$(0.07)	$(0.05)	$(0.01)(c)	$(0.03)
Net realized and unrealized gain (loss)	3.84	6.16	0.58	5.16	1.10	1.22
Total from investment operations	$3.78	$6.07	$0.51	$5.11	$1.09	$1.19
Less distributions declared to shareholders
From net realized gain	$—	$(2.23)	$(1.13)	$(0.34)	$(0.35)	$(0.37)
Net asset value, end of period (x)	$24.96	$21.18	$17.34	$17.96	$13.19	$12.45
Total return (%) (k)(r)(s)(x)	17.85(n)	36.16	1.73	39.00	8.69(c)	10.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98(a)	0.97	0.94	0.88	0.85(c)	0.91
Expenses after expense reductions (f)	0.97(a)	0.96	0.93	0.88	0.85(c)	0.91
Net investment income (loss)	(0.51)(a)	(0.44)	(0.38)	(0.29)	(0.10)(c)	(0.22)
Portfolio turnover	30(n)	33	39	31	36	45
Net assets at end of period (000 omitted)	$22,787	$19,336	$17,056	$27,659	$15,195	$15,588
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.94(a)	0.93	0.85	0.85	0.82(c)	0.89

See Notes to Financial Statements
9

MFS Technology Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$19.91	$16.44	$17.11	$12.61	$11.95	$11.20
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.13)	$(0.12)	$(0.08)	$(0.04)(c)	$(0.05)
Net realized and unrealized gain (loss)	3.59	5.83	0.58	4.92	1.05	1.17
Total from investment operations	$3.51	$5.70	$0.46	$4.84	$1.01	$1.12
Less distributions declared to shareholders
From net realized gain	$—	$(2.23)	$(1.13)	$(0.34)	$(0.35)	$(0.37)
Net asset value, end of period (x)	$23.42	$19.91	$16.44	$17.11	$12.61	$11.95
Total return (%) (k)(r)(s)(x)	17.63(n)	35.88	1.52	38.65	8.39(c)	10.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23(a)	1.22	1.16	1.14	1.10(c)	1.16
Expenses after expense reductions (f)	1.22(a)	1.21	1.15	1.13	1.10(c)	1.16
Net investment income (loss)	(0.76)(a)	(0.69)	(0.61)	(0.53)	(0.35)(c)	(0.47)
Portfolio turnover	30(n)	33	39	31	36	45
Net assets at end of period (000 omitted)	$55,544	$48,811	$39,272	$203,610	$126,561	$106,002
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.19(a)	1.18	1.07	1.10	1.06(c)	1.14
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Technology Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Technology Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, and other factors.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
11

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$70,175,552	$—	$—	$70,175,552
China	2,577,213	—	—	2,577,213
Canada	1,360,607	—	—	1,360,607
United Kingdom	1,096,990	—	—	1,096,990
Netherlands	644,228	—	—	644,228
Israel	518,077	—	—	518,077
Japan	—	420,340	—	420,340
Mutual Funds	1,525,057	—	—	1,525,057
Total	$77,897,724	$420,340	$—	$78,318,064
Securities Sold Short	$(1,204,515)	$—	$—	$(1,204,515)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
12

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
At June 30, 2020, the fund did not have any outstanding derivative instruments.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:
Risk	Written Options
Equity	$11,445
There is no change in unrealized appreciation (depreciation) on derivative transactions at period end.
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
13

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2020, this expense amounted to $10,905. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2020, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open
14

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, wash sale loss deferrals and straddle loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$97,726
Long-term capital gains	6,859,279
Total distributions	$6,957,005
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/20
Cost of investments	$44,150,536
Gross appreciation	34,179,795
Gross depreciation	(12,267)
Net unrealized appreciation (depreciation)	$34,167,528
As of 12/31/19
Net unrealized appreciation (depreciation)	24,850,221
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund's distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$1,929,881
Service Class	—	5,027,124
Total	$—	$6,957,005
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $3,644, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
15

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity), such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022.  For the six months ended June 30, 2020, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $3,065, which equated to 0.0091% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $171.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0294% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in sale transactions pursuant to this policy, which amounted to $184,173. The sales transactions resulted in net realized gains (losses) of $(53,735).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, this reimbursement amounted to $2,216, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2020, purchases and sales of investments, other than short sales and short-term obligations, aggregated $19,970,260 and $24,452,731, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
16

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	90,417	$2,059,586	46,536	$963,805
Service Class	511,867	10,636,619	461,713	8,867,564
	602,284	$12,696,205	508,249	$9,831,369
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	99,478	$1,929,881
Service Class	—	—	275,459	5,027,124
	—	$—	374,937	$6,957,005
Shares reacquired
Initial Class	(90,198)	$(1,971,957)	(216,620)	$(4,411,510)
Service Class	(592,613)	(12,032,633)	(673,201)	(13,193,136)
	(682,811)	$(14,004,590)	(889,821)	$(17,604,646)
Net change
Initial Class	219	$87,629	(70,606)	$(1,517,824)
Service Class	(80,746)	(1,396,014)	63,971	701,552
	(80,527)	$(1,308,385)	(6,635)	$(816,272)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $165 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$263,828	$17,927,671	$16,666,302	$(140)	$—	$1,525,057
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,312	$—
17

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
18

MFS Technology Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
19

MFS Technology Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
20

Semiannual Report

June 30, 2020

MFS® U.S. Government Money Market Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

MKS-SEM

MFS® U.S. Government Money Market Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS U.S. Government Money Market Portfolio

LETTER FROM THE EXECUTIVE CHAIR

Dear Contract Owners:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS U.S. Government Money Market Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	29.9%
A-1	69.8%
Other Assets Less Liabilities	0.3%

Maturity breakdown (u)
0 - 7 days	18.7%
8 - 29 days	34.1%
30 - 59 days	31.2%
60 - 89 days	15.7%
90 - 365 days	0.0%
Other Assets Less Liabilities	0.3%

(a)

Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.

(u)	For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

MFS U.S. Government Money Market Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2020 through June 30, 2020

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.40%	$1,000.00	$1,002.19	$1.99
	Hypothetical (h)	0.40%	$1,000.00	$1,022.87	$2.01
Service Class	Actual	0.41%	$1,000.00	$1,002.19	$2.04
	Hypothetical (h)	0.41%	$1,000.00	$1,022.82	$2.06

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.35%, $1.74, and $1.76 for Initial Class and 0.35%, $1.74, and $1.76 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

As more fully disclosed in Note 3 in the Notes to Financial Statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

3

MFS U.S. Government Money Market Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 85.9%
Fannie Mae, 0.122%, due 8/14/2020	$7,000,000	$6,998,973
Fannie Mae, 0.153%, due 8/26/2020	11,365,000	11,362,348
Fannie Mae, 0.156%, due 9/09/2020	8,245,000	8,242,547
Fannie Mae, 0.153%, due 9/16/2020	11,410,000	11,406,339
Federal Farm Credit Bank, 0%, due 7/14/2020	4,975,000	4,974,820
Federal Farm Credit Bank, 0%, due 7/21/2020	7,705,000	7,704,444
Federal Home Loan Bank, 0.031%, due 7/01/2020	1,000,000	1,000,000
Federal Home Loan Bank, 0.127%, due 7/15/2020	11,410,000	11,409,445
Federal Home Loan Bank, 0.01%, due 7/20/2020	10,000,000	9,999,947
Federal Home Loan Bank, 0.116%, due 8/07/2020	14,210,000	14,208,335
Federal Home Loan Bank, 0.128%, due 8/12/2020	18,175,000	18,172,328
Freddie Mac, 0.127%, due 7/21/2020	4,325,000	4,324,700
Freddie Mac, 0.127%, due 7/23/2020	6,273,000	6,272,521
Freddie Mac, 0.127%, due 7/30/2020	3,190,000	3,189,679
Freddie Mac, 0.132%, due 8/19/2020	6,420,000	6,418,864
Freddie Mac, 0.153%, due 8/19/2020	11,365,000	11,362,680
Freddie Mac, 0.102%, due 8/20/2020	11,310,000	11,308,429
Freddie Mac, 0.163%, due 9/17/2020	14,265,000	14,260,055
U.S. Treasury Bill, 0.071%, due 7/02/2020	13,340,000	13,339,974
U.S. Treasury Bill, 0.077%, due 7/14/2020	34,500,000	34,499,053
U.S. Treasury Bill, 0.119%, due 7/21/2020	4,761,000	4,760,691
U.S. Treasury Bill, 0.112%, due 7/28/2020	11,850,000	11,849,022
U.S. Treasury Bill, 0.116%, due 8/13/2020	10,930,000	10,928,512
U.S. Treasury Bill, 0.135%, due 9/24/2020	11,605,000	11,601,370

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$249,595,076

Issuer	Shares/Par	Value ($)
REPURCHASE AGREEMENTS – 13.8%
JPMorgan Chase & Co. Repurchase Agreement, 0.06%, dated 6/30/2020, due 7/01/2020, total to be received $40,048,067 (secured by U.S. Treasury and Federal Agency obligations valued at $40,849,134 in a jointly traded account), at Cost and Value	$40,048,000	$40,048,000

OTHER ASSETS, LESS LIABILITIES – 0.3%		772,642

NET ASSETS – 100.0%		$290,415,718

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

4

MFS U.S. Government Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/20

Assets
Investments in unaffiliated issuers, at cost and value	$249,595,076
Investments in unaffiliated repurchase agreements, at cost and value	40,048,000
Cash	497
Receivables for
Fund shares sold	1,268,390
Interest	67
Other assets	827
Total assets	$290,912,857

Liabilities
Payables for
Fund shares reacquired	$439,008
Payable to affiliates
Investment adviser	541
Administrative services fee	278
Shareholder servicing costs	36
Accrued expenses and other liabilities	57,276
Total liabilities	$497,139
Net assets	$290,415,718

Net assets consist of
Paid-in capital	$290,415,703
Total distributable earnings (loss)	15
Net assets	$290,415,718
Shares of beneficial interest outstanding	290,635,749

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$171,928,310	172,059,321	$1.00
Service Class	118,487,408	118,576,428	1.00

See Notes to Financial Statements

5

MFS U.S. Government Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/20

Net investment income (loss)
Income
Interest	$1,114,281
Other	1,094
Total investment income	$1,115,375
Expenses
Management fee	$670,091
Distribution and/or service fees	137,920
Shareholder servicing costs	2,687
Administrative services fee	23,611
Independent Trustees’ compensation	4,442
Custodian fee	7,328
Shareholder communications	10,702
Audit and tax fees	18,619
Legal fees	1,507
Miscellaneous	16,271
Total expenses	$893,178
Reduction of expenses by investment adviser and distributor	(347,520)
Net expenses	$545,658
Net investment income (loss)	$569,717
Change in net assets from operations	$569,717

See Notes to Financial Statements

6

MFS U.S. Government Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/20	Year ended 12/31/19
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$569,717	$4,512,318
Net realized gain (loss)	—	15
Change in net assets from operations	$569,717	$4,512,333
Total distributions to shareholders	$(569,717)	$(4,512,318)
Change in net assets from fund share transactions	$26,183,417	$(24,227,082)
Total change in net assets	$26,183,417	$(24,227,067)

Net assets
At beginning of period	264,232,301	288,459,368
At end of period	$290,415,718	$264,232,301

See Notes to Financial Statements

7

MFS U.S. Government Money Market Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/20		Year ended
			12/31/19		12/31/18	12/31/17		12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.02		$0.01	$0.00	(w)	$0.00	(c)(w)	$0.00
Net realized and unrealized gain (loss)	—		0.00	(w)	—	0.00	(w)	0.00	(w)	0.00	(w)
Total from investment operations	$0.00	(w)	$0.02		$0.01	$0.00	(w)	$0.00	(w)	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.02)		$(0.01)	$(0.00	)(w)	$(0.00	)(w)	$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (k)(r)	0.22	(n)	1.63		1.26	0.30		0.01	(c)	0.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.56		0.56	0.56		0.53	(c)	0.57
Expenses after expense reductions (f)	0.40	(a)	0.55		0.55	0.54		0.30	(c)	0.13
Net investment income (loss)	0.41	(a)	1.63		1.25	0.29		0.01	(c)	0.00
Net assets at end of period (000 omitted)	$171,928		$149,689		$160,304	$168,107		$179,458		$190,761

Service Class	Six months ended 6/30/20		Year ended
			12/31/19		12/31/18	12/31/17		12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.02		$0.01	$0.00	(w)	$0.00	(c)(w)	$0.00
Net realized and unrealized gain (loss)	—		0.00	(w)	—	0.00	(w)	0.00	(w)	0.00	(w)
Total from investment operations	$0.00	(w)	$0.02		$0.01	$0.00	(w)	$0.00	(w)	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.02)		$(0.01)	$(0.00	)(w)	$(0.00	)(w)	$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (k)(r)	0.22	(n)	1.63		1.26	0.29		0.01	(c)	0.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.81		0.81	0.81		0.79	(c)	0.82
Expenses after expense reductions (f)	0.41	(a)	0.55		0.55	0.55		0.30	(c)	0.13
Net investment income (loss)	0.44	(a)	1.64		1.24	0.27		0.01	(c)	0.00
Net assets at end of period (000 omitted)	$118,487		$114,543		$128,156	$146,428		$182,935		$182,097
See Notes to Financial Statements

8

MFS U.S. Government Money Market Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

9

MFS U.S. Government Money Market Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS U.S. Government Money Market Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$289,643,076	$—	$289,643,076

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement

10

MFS U.S. Government Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At June 30, 2020, the fund had investments in repurchase agreements with a gross value of $40,048,000 in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

During the year ended December 31, 2019, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$4,512,318

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$289,643,076

As of 12/31/19

Undistributed ordinary income	15

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$326,608	$2,504,152
Service Class	243,109	2,008,166
Total	$569,717	$4,512,318

11

MFS U.S. Government Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the six months ended June 30, 2020, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $500 million	0.50%
In excess of $500 million	0.45%

Effective August 1, 2020, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.40%
In excess of $1 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $14,486, which is included in the reduction of total expenses in the Statement of Operations. Effective April 15, 2020, MFS also began to voluntarily waive receipt of the fund’s management fee in order to avoid a negative yield. For the period from April 15, 2020 through June 30, 2020, this voluntary waiver amounted to $195,114 and had the effect of reducing the management fee by 0.15% of average daily net assets on an annualized basis. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.34% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.57% of average daily net assets for each of the Initial Class and Service Class shares. This written agreement will terminate on July 31, 2020. For the six months ended June 30, 2020, the fund’s actual operating expenses did not exceed the limits described above and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement. Effective August 1, 2020, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.45% of average daily net assets for each of the Initial Class and Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. MFD has agreed in writing to waive the entire 0.25% distribution and/or service fee. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, this waiver amounted to $137,920, which is included in the reduction of total expenses in the Statement of Operations. The distribution and/or service fees incurred for the six months ended June 30, 2020 were equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to Service Class shares.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $2,476, which equated to 0.0018% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $211.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0176% of the fund’s average daily net assets.

12

MFS U.S. Government Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

(4)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold
Initial Class	47,284,430	36,663,940
Service Class	36,082,413	32,307,851
	83,366,843	68,971,791

Shares issued to shareholders in reinvestment of distributions
Initial Class	326,608	2,504,152
Service Class	243,109	2,008,166
	569,717	4,512,318

Shares reacquired
Initial Class	(25,365,787)	(49,779,510)
Service Class	(32,387,356)	(47,931,681)
	(57,753,143)	(97,711,191)

Net change
Initial Class	22,245,251	(10,611,418)
Service Class	3,938,166	(13,615,664)
	26,183,417	(24,227,082)

(5)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $651 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(6)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

13

MFS U.S. Government Money Market Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The fund files monthly portfolio information with the SEC on Form N-MFP. The fund’s Form N-MFP reports are available on the SEC’s website at http://www.sec.gov. A shareholder can also access the fund’s portfolio holdings as of each month end and the fund’s Form N-MFP reports at mfs.com/vit2 after choosing “Click here for access to Money Market fund reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

14

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 17, 2020

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 17, 2020

*	Print name and title of each signing officer under his or her signature.